Decline of the Retail Store ETF
Schedule of Portfolio Investments
February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 81.0%

REPURCHASE AGREEMENTS(a) - 81.0%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $8,085,850 (Cost $8,084,783)	8,084,783	8,084,783

Total Investments - 81.0% (Cost $8,084,783)		8,084,783
Other Assets Less Liabilities - 19.0%		1,899,100
Net Assets - 100.0%		9,983,883

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Decline of the Retail Store ETF had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(5,926,718)	2/8/2021	Credit Suisse International	(1.67)%	Solactive-ProShares Bricks and Mortar Retail Store Index	(80,142)
(4,043,123)	1/6/2021	Societe Generale	(0.47)%	Solactive-ProShares Bricks and Mortar Retail Store Index	733,239
(9,969,841)					653,097

				Total Unrealized Appreciation	733,239
				Total Unrealized Depreciation	(80,142)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

DJ Brookfield Global Infrastructure ETF
Schedule of Portfolio Investments
February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 90.0%

Construction & Engineering - 5.6%
Ferrovial SA	59,473	1,699,157
Vinci SA	62,910	6,318,515
		8,017,672
Diversified Telecommunication Services - 2.3%
Cellnex Telecom SA(a)	33,377	1,616,457
China Tower Corp. Ltd., Class H(a)	5,485,551	1,330,044
Infrastrutture Wireless Italiane SpA(a)	29,488	301,118
		3,247,619
Electric Utilities - 8.4%
AusNet Services	213,761	236,037
Edison International	40,377	2,712,931
Elia Group SA/NV	4,059	403,732
Eversource Energy	36,453	3,151,726
Fortis, Inc.	57,016	2,307,401
Hydro One Ltd.(a)	37,596	754,581
Red Electrica Corp. SA	53,563	1,025,625
Spark Infrastructure Group	206,690	284,108
Terna Rete Elettrica Nazionale SpA	173,317	1,146,086
		12,022,227
Equity Real Estate Investment Trusts (REITs) - 14.9%
American Tower Corp.	49,977	11,334,783
CorEnergy Infrastructure Trust, Inc.	1,404	49,000
Crown Castle International Corp.	46,911	6,721,877
SBA Communications Corp.	12,705	3,367,968
		21,473,628
Gas Utilities - 9.9%
APA Group	144,982	1,014,377
Atmos Energy Corp.	13,466	1,390,365
Beijing Enterprises Holdings Ltd.	59,267	250,146
Chesapeake Utilities Corp.	1,870	159,885
China Gas Holdings Ltd.	256,509	937,846
China Resources Gas Group Ltd.	101,706	507,551
Enagas SA	30,798	795,587
ENN Energy Holdings Ltd.	93,304	1,033,586
Hong Kong & China Gas Co. Ltd.	1,214,714	2,337,487
Italgas SpA	59,656	364,322
Kunlun Energy Co. Ltd.	492,263	343,542
National Fuel Gas Co.	9,712	355,556
New Jersey Resources Corp.	10,748	379,512
Northwest Natural Holding Co.	3,413	224,473
ONE Gas, Inc.	5,948	488,569
Snam SpA	268,853	1,326,994
Southwest Gas Holdings, Inc.	6,179	399,658
Spire, Inc.	5,729	429,961
Toho Gas Co. Ltd.	12,270	419,200
Tokyo Gas Co. Ltd.	48,178	975,084
Towngas China Co. Ltd.*	125,484	72,763
		14,206,464
Media - 0.6%
Eutelsat Communications SA	20,994	283,678
SES SA, FDR	47,389	543,031
		826,709
Multi-Utilities - 11.3%
ACEA SpA	5,527	115,563
CenterPoint Energy, Inc.	56,668	1,304,497
Consolidated Edison, Inc.	37,429	2,950,154
National Grid plc	464,392	5,851,790
NiSource, Inc.	42,147	1,138,812

NorthWestern Corp.	5,678	399,390
Sempra Energy	31,806	4,445,843
Unitil Corp.	1,631	91,890
		16,297,939
Oil, Gas & Consumable Fuels - 22.6%
Antero Midstream Corp.	33,478	145,964
Cheniere Energy, Inc.*	26,157	1,341,593
Enbridge, Inc.	250,442	9,321,723
EnLink Midstream LLC*	28,964	110,353
Inter Pipeline Ltd.	51,365	759,999
Keyera Corp.	26,597	638,447
Kinder Morgan, Inc.	219,779	4,213,163
Koninklijke Vopak NV	8,228	391,944
ONEOK, Inc.	46,515	3,103,481
Pembina Pipeline Corp.	64,221	2,313,344
Plains GP Holdings LP, Class A*	20,520	282,560
Tallgrass Energy LP, Class A	16,957	374,241
Targa Resources Corp.	26,265	850,986
TC Energy Corp.	115,624	6,026,489
Williams Cos., Inc. (The)	136,477	2,599,887
		32,474,174
Transportation Infrastructure - 8.9%
Aena SME SA(a)	9,073	1,452,340
Aeroports de Paris	4,028	594,970
ASTM SpA	9,017	223,176
Atlantia SpA	58,195	1,245,377
Atlas Arteria Ltd.	104,529	546,125
Auckland International Airport Ltd.	116,461	572,888
Beijing Capital International Airport Co. Ltd., Class H	202,078	157,618
China Merchants Port Holdings Co. Ltd.	161,983	238,143
COSCO SHIPPING Ports Ltd.	209,808	139,693
Flughafen Zurich AG (Registered)	2,348	354,342
Fraport AG Frankfurt Airport Services Worldwide	4,577	287,705
Getlink SE	53,391	859,360
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	5,314	276,753
Grupo Aeroportuario del Pacifico SAB de CV, ADR	4,654	504,401
Grupo Aeroportuario del Sureste SAB de CV, ADR	2,523	421,341
Hamburger Hafen und Logistik AG	2,664	56,289
Hutchison Port Holdings Trust	685,794	100,812
Japan Airport Terminal Co. Ltd.	8,976	351,184
Jiangsu Expressway Co. Ltd., Class H	149,979	173,356
Shenzhen Expressway Co. Ltd., Class H	85,428	103,347
Sydney Airport	135,570	686,224
Transurban Group	322,053	3,115,551
Westshore Terminals Investment Corp.	5,642	59,226
Yuexiu Transport Infrastructure Ltd.	110,254	85,572
Zhejiang Expressway Co. Ltd., Class H	176,202	133,140
		12,738,933
Water Utilities - 5.5%
American States Water Co.	4,165	318,997
American Water Works Co., Inc.	20,359	2,517,594

DJ Brookfield Global Infrastructure ETF
Schedule of Portfolio Investments
February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Beijing Enterprises Water Group Ltd.*	743,115	345,103
California Water Service Group	5,408	259,368
China Water Affairs Group Ltd.	108,225	86,219
Cia de Saneamento Basico do Estado de Sao Paulo, ADR*	42,230	550,257
Essential Utilities, Inc.	24,353	1,047,423
Pennon Group plc	52,026	719,081
Severn Trent plc	29,507	932,569
SJW Group	2,929	179,196
United Utilities Group plc	84,378	1,021,485
		7,977,292
TOTAL COMMON STOCKS (Cost $120,770,127)		129,282,657

MASTER LIMITED PARTNERSHIPS - 9.1%

Multi-Utilities - 0.6%
Brookfield Infrastructure Partners LP	17,677	893,396
Oil, Gas & Consumable Fuels - 8.5%
BP Midstream Partners LP	5,201	69,277
Cheniere Energy Partners LP	4,704	159,466
CNX Midstream Partners LP	4,726	55,341
Crestwood Equity Partners LP	5,361	111,723
DCP Midstream LP	10,081	157,163
Enable Midstream Partners LP	6,101	37,826
Energy Transfer LP	259,633	2,876,734
Enterprise Products Partners LP	167,951	3,919,976
EQM Midstream Partners LP	9,266	160,858
Genesis Energy LP	12,413	123,261
Holly Energy Partners LP	4,941	102,476
Magellan Midstream Partners LP	25,771	1,405,808
MPLX LP	42,634	865,044
Noble Midstream Partners LP	3,745	57,486
NuStar Energy LP	11,037	250,540
Phillips 66 Partners LP	6,395	347,696
Plains All American Pipeline LP	48,941	669,023
Shell Midstream Partners LP	14,470	247,582
TC PipeLines LP	6,086	230,964
Western Midstream Partners LP	22,478	293,563
		12,141,807
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $16,735,936)		13,035,203

CLOSED END FUNDS - 0.5%

Capital Markets - 0.5%
3i Infrastructure plc	73,816	280,617
Hicl Infrastructure plc	229,098	505,229

TOTAL CLOSED END FUNDS (Cost $745,395)		785,846

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.4%

REPURCHASE AGREEMENTS(b) - 0.4%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $629,779 (Cost $629,696)	629,696	629,696
Total Investments - 100.0% (Cost $138,881,154)		143,733,402
Liabilities in excess of other assets - 0.0%(c)		(36,007)
Net Assets - 100.0%		143,697,395

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Represents less than 0.05% of net assets.

Abbreviations
ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt

DJ Brookfield Global Infrastructure ETF
Schedule of Portfolio Investments
February 29, 2020 (Unaudited)

DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of February 29, 2020:

United States	49.6%
Canada	16.1%
United Kingdom	6.5%
France	5.6%
Spain	4.6%
Australia	4.1%
Hong Kong	3.6%
Italy	3.3%
China	2.1%
Japan	1.2%
Mexico	0.6%
New Zealand	0.4%
Brazil	0.4%
Luxembourg	0.4%
Belgium	0.3%
Netherlands	0.3%
Switzerland	0.2%
Germany	0.2%
Singapore	0.1%
Other (1)	0.4%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

Equities for Rising Rates ETF
Schedule of Portfolio Investments
February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.5%

Aerospace & Defense - 1.7%
Textron, Inc.	739	30,003
Air Freight & Logistics - 1.8%
FedEx Corp.	216	30,493
Airlines - 3.8%
American Airlines Group, Inc.	768	14,631
Delta Air Lines, Inc.	370	17,068
Southwest Airlines Co.	402	18,568
United Airlines Holdings, Inc.*	247	15,213
		65,480
Banks - 12.0%
Bank of America Corp.	1,853	52,811
Citigroup, Inc.	822	52,164
Citizens Financial Group, Inc.	1,619	51,306
Regions Financial Corp.	3,818	51,619
		207,900
Capital Markets - 13.1%
Charles Schwab Corp. (The)	1,355	55,216
Morgan Stanley	1,282	57,729
Northern Trust Corp.	612	53,709
Raymond James Financial, Inc.	725	60,631
		227,285
Chemicals - 13.9%
Celanese Corp.	354	33,184
DuPont de Nemours, Inc.	685	29,386
Eastman Chemical Co.	558	34,323
International Flavors & Fragrances, Inc.(a)	343	41,084
LyondellBasell Industries NV, Class A	465	33,229
Mosaic Co. (The)	2,059	35,065
PPG Industries, Inc.	328	34,260
		240,531
Containers & Packaging - 2.0%
International Paper Co.	952	35,186
Electrical Equipment - 3.4%
Eaton Corp. plc	345	31,298
Emerson Electric Co.	428	27,439
		58,737
Energy Equipment & Services - 4.3%
Halliburton Co.	2,237	37,939
Schlumberger Ltd.	1,365	36,978
		74,917
Hotels, Restaurants & Leisure - 3.6%
Carnival Corp.	426	14,254
Las Vegas Sands Corp.	313	18,251
Royal Caribbean Cruises Ltd.	164	13,187
Wynn Resorts Ltd.	156	16,845
		62,537
Insurance - 6.0%
Lincoln National Corp.	1,116	50,655
Prudential Financial, Inc.	703	53,042
		103,697
Machinery - 4.9%
Caterpillar, Inc.	221	27,457
Cummins, Inc.	181	27,383

Parker-Hannifin Corp.	158	29,194
		84,034
Media - 1.0%
Discovery, Inc., Class A*	660	16,962
Metals & Mining - 3.8%
Freeport-McMoRan, Inc.	3,353	33,396
Nucor Corp.	771	31,881
		65,277
Oil, Gas & Consumable Fuels - 18.0%
Concho Resources, Inc.	640	43,533
ConocoPhillips	841	40,721
Devon Energy Corp.	2,122	34,462
EOG Resources, Inc.	657	41,562
Marathon Oil Corp.	4,051	33,542
Noble Energy, Inc.	2,217	35,095
Pioneer Natural Resources Co.	360	44,201
Valero Energy Corp.	585	38,756
		311,872
Road & Rail - 1.8%
CSX Corp.	450	31,702
Specialty Retail - 1.1%
Best Buy Co., Inc.	251	18,988
Trading Companies & Distributors - 3.3%
Fastenal Co.	886	30,319
United Rentals, Inc.*	194	25,701
		56,020
TOTAL COMMON STOCKS (Cost $2,278,263)		1,721,621

SECURITIES LENDING REINVESTMENTS(b) - 2.2%

INVESTMENT COMPANIES - 2.2%
BlackRock Liquidity FedFund, Institutional Class 1.49% (Cost $38,423)	38,423	38,423

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(c) - 0.2%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $3,767 (Cost $3,767)	3,767	3,767

Total Investments - 101.9% (Cost $2,320,453)		1,763,811
Liabilities in excess of other assets - (1.9%)		(33,725)
Net Assets - 100.0%		1,730,086

Equities for Rising Rates ETF
Schedule of Portfolio Investments
February 29, 2020 (Unaudited)

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $36,892, collateralized in the form of cash with a value of $38,423 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(b)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $38,423.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Global Listed Private Equity ETF
Schedule of Portfolio Investments
February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 88.2%

Capital Markets - 63.3%
3i Group plc	144,969	1,873,590
Apollo Investment Corp.	26,088	397,581
Ares Capital Corp.	110,447	1,898,584
AURELIUS Equity Opportunities SE & Co. KGaA	10,769	313,617
BlackRock TCP Capital Corp.	23,218	303,924
Brait SE*	185,313	77,214
FS KKR Capital Corp.	198,956	1,054,467
Gimv NV	7,410	426,192
Goldman Sachs BDC, Inc.	13,460	260,451
Golub Capital BDC, Inc.	49,780	829,335
Hercules Capital, Inc.	39,760	524,832
IP Group plc*	300,395	256,511
Main Street Capital Corp.	21,202	782,990
New Mountain Finance Corp.	34,969	447,253
Oaktree Specialty Lending Corp.	49,194	241,050
Prospect Capital Corp.	120,388	663,338
Ratos AB, Class B	88,339	270,459
Solar Capital Ltd.	15,858	296,069
TCG BDC, Inc.	22,157	268,986
TPG Specialty Lending, Inc.	25,476	533,467
		11,719,910
Diversified Financial Services - 21.2%
Eurazeo SE	13,967	934,383
Onex Corp.	30,953	1,737,842
Wendel SA	10,233	1,250,547
		3,922,772
Internet & Direct Marketing Retail - 3.7%
Rocket Internet SE*(a)	30,939	675,930
TOTAL COMMON STOCKS (Cost $18,147,887)		16,318,612

CLOSED END FUNDS - 9.3%

Capital Markets - 9.3%
Apax Global Alpha Ltd.(a)	171,568	326,664
HBM Healthcare Investments AG Class A*	2,298	528,769
HgCapital Trust plc	143,460	439,610
NB Global Floating Rate Income Fund Ltd.	153,158	172,414
Princess Private Equity Holding Ltd.	23,698	262,922

TOTAL CLOSED END FUNDS (Cost $1,431,018)		1,730,379

MASTER LIMITED PARTNERSHIPS - 1.9%

Diversified Financial Services - 1.9%
Compass Diversified Holdings (Cost $336,706)	19,695	361,009

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.5%

REPURCHASE AGREEMENTS(b) - 0.5%
Repurchase Agreements with various counterparties, rates 1.58% -1.59%, dated 2/28/2020, due 3/2/2020, total to be received $87,795 (Cost $87,784)	87,784	87,784

Total Investments - 99.9% (Cost $20,003,395)		18,497,784
Other Assets Less Liabilities - 0.1%		10,687
Net Assets - 100.0%		18,508,471

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Global Listed Private Equity ETF
Schedule of Portfolio Investments
February 29, 2020 (Unaudited)

Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of February 29, 2020:

United States	47.9%
United Kingdom	18.0%
France	11.8%
Canada	9.4%
Germany	5.3%
Switzerland	2.8%
Belgium	2.3%
Sweden	1.5%
South Africa	0.4%
Other (1)	0.6%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

Hedge Replication ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 12.7%

Aerospace & Defense - 0.3%
Arconic, Inc.	69	2,025
Boeing Co. (The)	94	25,860
General Dynamics Corp.	41	6,547
Huntington Ingalls Industries, Inc.	7	1,439
L3Harris Technologies, Inc.	39	7,712
Lockheed Martin Corp.	43	15,904
Northrop Grumman Corp.	27	8,879
Raytheon Co.	49	9,239
Textron, Inc.	40	1,624
TransDigm Group, Inc.	8	4,463
United Technologies Corp.	143	18,674
		102,366
Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	23	1,585
Expeditors International of Washington, Inc.	29	2,042
FedEx Corp.	42	5,929
United Parcel Service, Inc., Class B	123	11,130
		20,686
Airlines - 0.0%(a)
Alaska Air Group, Inc.	22	1,110
American Airlines Group, Inc.	70	1,334
Delta Air Lines, Inc.	101	4,659
Southwest Airlines Co.	83	3,834
United Airlines Holdings, Inc.*	38	2,340
		13,277
Auto Components - 0.0%(a)
Aptiv plc	45	3,515
BorgWarner, Inc.	37	1,169
		4,684
Automobiles - 0.0%(a)
Ford Motor Co.	684	4,761
General Motors Co.	221	6,740
Harley-Davidson, Inc.	28	853
		12,354
Banks - 0.6%
Bank of America Corp.	1,420	40,470
Citigroup, Inc.	383	24,305
Citizens Financial Group, Inc.	77	2,440
Comerica, Inc.	25	1,316
Fifth Third Bancorp	126	3,074
First Republic Bank	29	2,917
Huntington Bancshares, Inc.	183	2,245
JPMorgan Chase & Co.	549	63,744
KeyCorp	174	2,845
M&T Bank Corp.	23	3,229
People's United Financial, Inc.	80	1,119
PNC Financial Services Group, Inc. (The)	76	9,606
Regions Financial Corp.	171	2,312
SVB Financial Group*	8	1,665
Truist Financial Corp.	235	10,843
US Bancorp	249	11,564
Wells Fargo & Co.	675	27,574
Zions Bancorp NA	31	1,239
		212,507
Beverages - 0.2%
Brown-Forman Corp., Class B	33	2,027
Coca-Cola Co. (The)	676	36,159

Constellation Brands, Inc., Class A	29	4,999
Molson Coors Beverage Co., Class B	34	1,687
Monster Beverage Corp.*	67	4,181
PepsiCo, Inc.	245	32,347
		81,400
Biotechnology - 0.3%
AbbVie, Inc.	260	22,285
Alexion Pharmaceuticals, Inc.*	39	3,667
Amgen, Inc.	104	20,772
Biogen, Inc.*	31	9,560
Gilead Sciences, Inc.	221	15,328
Incyte Corp.*	31	2,338
Regeneron Pharmaceuticals, Inc.*	14	6,224
Vertex Pharmaceuticals, Inc.*	45	10,081
		90,255
Building Products - 0.0%(a)
Allegion plc	17	1,955
AO Smith Corp.	25	989
Fortune Brands Home & Security, Inc.	24	1,482
Johnson Controls International plc	136	4,973
Masco Corp.	51	2,107
		11,506
Capital Markets - 0.4%
Ameriprise Financial, Inc.	22	3,109
Bank of New York Mellon Corp. (The)	147	5,865
BlackRock, Inc.	21	9,723
Cboe Global Markets, Inc.	20	2,280
Charles Schwab Corp. (The)	202	8,232
CME Group, Inc.	63	12,526
E*TRADE Financial Corp.	39	1,785
Franklin Resources, Inc.	50	1,088
Goldman Sachs Group, Inc. (The)	56	11,243
Intercontinental Exchange, Inc.	97	8,654
Invesco Ltd.	67	965
MarketAxess Holdings, Inc.	7	2,270
Moody's Corp.	28	6,721
Morgan Stanley	216	9,726
MSCI, Inc.	15	4,432
Nasdaq, Inc.	21	2,154
Northern Trust Corp.	38	3,335
Raymond James Financial, Inc.	22	1,840
S&P Global, Inc.	43	11,434
State Street Corp.	64	4,359
T. Rowe Price Group, Inc.	41	4,838
		116,579
Chemicals - 0.2%
Air Products & Chemicals, Inc.	38	8,345
Albemarle Corp.	19	1,555
Celanese Corp.	22	2,062
CF Industries Holdings, Inc.	38	1,401
Corteva, Inc.	132	3,590
Dow, Inc.	130	5,253
DuPont de Nemours, Inc.	130	5,577
Eastman Chemical Co.	23	1,415
Ecolab, Inc.	44	7,940
FMC Corp.	22	2,048
International Flavors & Fragrances, Inc.(b)	19	2,276
Linde plc	94	17,955

Hedge Replication ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	45	3,216
Mosaic Co. (The)	63	1,073
PPG Industries, Inc.	41	4,283
Sherwin-Williams Co. (The)	15	7,751
		75,740
Commercial Services & Supplies - 0.1%
Cintas Corp.	15	4,001
Copart, Inc.*	37	3,126
Republic Services, Inc.	38	3,430
Rollins, Inc.	25	936
Waste Management, Inc.	68	7,535
		19,028
Communications Equipment - 0.1%
Arista Networks, Inc.*	9	1,738
Cisco Systems, Inc.	743	29,668
F5 Networks, Inc.*	10	1,200
Juniper Networks, Inc.	60	1,273
Motorola Solutions, Inc.	30	4,970
		38,849
Construction & Engineering - 0.0%(a)
Jacobs Engineering Group, Inc.	23	2,124
Quanta Services, Inc.	25	953
		3,077
Construction Materials - 0.0%(a)
Martin Marietta Materials, Inc.	10	2,275
Vulcan Materials Co.	23	2,766
		5,041
Consumer Finance - 0.1%
American Express Co.	117	12,862
Capital One Financial Corp.	82	7,237
Discover Financial Services	55	3,607
Synchrony Financial	105	3,056
		26,762
Containers & Packaging - 0.1%
Amcor plc	286	2,666
Avery Dennison Corp.	15	1,717
Ball Corp.	58	4,087
International Paper Co.	69	2,550
Packaging Corp. of America	17	1,541
Sealed Air Corp.	28	849
Westrock Co.	46	1,529
		14,939
Distributors - 0.0%(a)
Genuine Parts Co.	25	2,181
LKQ Corp.*	54	1,597
		3,778
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	36	744

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc., Class B*	343	70,775

Diversified Telecommunication Services - 0.3%
AT&T, Inc.	1,281	45,117
CenturyLink, Inc.	174	2,100
Verizon Communications, Inc.	725	39,266
		86,483
Electric Utilities - 0.3%
Alliant Energy Corp.	42	2,189
American Electric Power Co., Inc.	86	7,676
Duke Energy Corp.	128	11,738
Edison International	63	4,233

Entergy Corp.	36	4,209
Evergy, Inc.	40	2,614
Eversource Energy	57	4,928
Exelon Corp.	171	7,372
FirstEnergy Corp.	96	4,275
NextEra Energy, Inc.	85	21,485
Pinnacle West Capital Corp.	20	1,790
PPL Corp.	128	3,841
Southern Co. (The)	185	11,166
Xcel Energy, Inc.	92	5,733
		93,249
Electrical Equipment - 0.1%
AMETEK, Inc.	40	3,440
Eaton Corp. plc	72	6,532
Emerson Electric Co.	107	6,860
Rockwell Automation, Inc.	21	3,853
		20,685
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp., Class A	52	4,767
CDW Corp.	25	2,855
Corning, Inc.	136	3,245
FLIR Systems, Inc.	23	977
IPG Photonics Corp.*	6	766
Keysight Technologies, Inc.*	34	3,222
TE Connectivity Ltd.	59	4,889
Zebra Technologies Corp., Class A*	9	1,899
		22,620
Energy Equipment & Services - 0.0%(a)
Baker Hughes Co.	115	1,850
Halliburton Co.	155	2,629
Helmerich & Payne, Inc.	19	701
National Oilwell Varco, Inc.	69	1,291
Schlumberger Ltd.	244	6,610
TechnipFMC plc	75	1,113
		14,194
Entertainment - 0.2%
Activision Blizzard, Inc.	134	7,789
Electronic Arts, Inc.*	51	5,170
Live Nation Entertainment, Inc.*	24	1,458
Netflix, Inc.*	76	28,046
Take-Two Interactive Software, Inc.*	20	2,150
Walt Disney Co. (The)	315	37,060
		81,673
Equity Real Estate Investment Trusts (REITs) - 0.4%
Alexandria Real Estate Equities, Inc.	21	3,190
American Tower Corp.	78	17,690
Apartment Investment & Management Co., Class A	26	1,244
AvalonBay Communities, Inc.	24	4,814
Boston Properties, Inc.	25	3,224
Crown Castle International Corp.	72	10,317
Digital Realty Trust, Inc.	37	4,444
Duke Realty Corp.	66	2,143
Equinix, Inc.	15	8,592
Equity Residential	61	4,581
Essex Property Trust, Inc.	12	3,400
Extra Space Storage, Inc.	22	2,208
Federal Realty Investment Trust	13	1,512
Healthpeak Properties, Inc.	88	2,784
Host Hotels & Resorts, Inc.	127	1,839

Hedge Replication ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Iron Mountain, Inc.	51	1,551
Kimco Realty Corp.	76	1,319
Mid-America Apartment Communities, Inc.	20	2,585
Prologis, Inc.	129	10,872
Public Storage	26	5,437
Realty Income Corp.	57	4,126
Regency Centers Corp.	30	1,723
SBA Communications Corp.	20	5,302
Simon Property Group, Inc.	53	6,523
SL Green Realty Corp.	15	1,177
UDR, Inc.	52	2,339
Ventas, Inc.	66	3,549
Vornado Realty Trust	27	1,447
Welltower, Inc.	71	5,312
Weyerhaeuser Co.	132	3,429
		128,673
Food & Staples Retailing - 0.2%
Costco Wholesale Corp.	78	21,929
Kroger Co. (The)	142	3,994
Sysco Corp.	89	5,932
Walgreens Boots Alliance, Inc.	131	5,994
Walmart, Inc.	248	26,705
		64,554
Food Products - 0.1%
Archer-Daniels-Midland Co.	98	3,690
Campbell Soup Co.	30	1,354
Conagra Brands, Inc.	86	2,295
General Mills, Inc.	106	5,194
Hershey Co. (The)	26	3,744
Hormel Foods Corp.	50	2,080
JM Smucker Co. (The)	20	2,060
Kellogg Co.	44	2,661
Kraft Heinz Co. (The)	110	2,725
Lamb Weston Holdings, Inc.	25	2,172
McCormick & Co., Inc. (Non-Voting)	22	3,216
Mondelez International, Inc., Class A	253	13,358
Tyson Foods, Inc., Class A	52	3,527
		48,076
Gas Utilities - 0.0%(a)
Atmos Energy Corp.	21	2,168

Health Care Equipment & Supplies - 0.5%
Abbott Laboratories	309	23,802
ABIOMED, Inc.*	7	1,052
Align Technology, Inc.*	13	2,839
Baxter International, Inc.	89	7,429
Becton Dickinson and Co.	47	11,177
Boston Scientific Corp.*	245	9,161
Cooper Cos., Inc. (The)	8	2,597
Danaher Corp.	112	16,193
DENTSPLY SIRONA, Inc.	39	1,920
Edwards Lifesciences Corp.*	37	7,579
Hologic, Inc.*	47	2,215
IDEXX Laboratories, Inc.*	15	3,818
Intuitive Surgical, Inc.*	21	11,213
Medtronic plc	235	23,657
ResMed, Inc.	25	3,974
STERIS plc	15	2,379
Stryker Corp.	57	10,864
Teleflex, Inc.	7	2,345

Varian Medical Systems, Inc.*	16	1,967
Zimmer Biomet Holdings, Inc.	37	5,038
		151,219
Health Care Providers & Services - 0.4%
AmerisourceBergen Corp.	26	2,192
Anthem, Inc.	44	11,312
Cardinal Health, Inc.	52	2,710
Centene Corp.*	102	5,408
Cigna Corp.	66	12,074
CVS Health Corp.	229	13,552
DaVita, Inc.*	16	1,242
HCA Healthcare, Inc.	46	5,843
Henry Schein, Inc.*	25	1,524
Humana, Inc.	23	7,353
Laboratory Corp. of America Holdings*	17	2,987
McKesson Corp.	31	4,336
Quest Diagnostics, Inc.	23	2,439
UnitedHealth Group, Inc.	167	42,578
Universal Health Services, Inc., Class B	14	1,732
		117,282
Health Care Technology - 0.0%(a)
Cerner Corp.	55	3,810

Hotels, Restaurants & Leisure - 0.2%
Carnival Corp.	71	2,376
Chipotle Mexican Grill, Inc.*	5	3,868
Darden Restaurants, Inc.	22	2,145
Hilton Worldwide Holdings, Inc.	49	4,763
Las Vegas Sands Corp.	59	3,440
Marriott International, Inc., Class A	48	5,952
McDonald's Corp.	132	25,630
MGM Resorts International	91	2,235
Norwegian Cruise Line Holdings Ltd.*	38	1,416
Royal Caribbean Cruises Ltd.	30	2,412
Starbucks Corp.	206	16,157
Wynn Resorts Ltd.	17	1,836
Yum! Brands, Inc.	52	4,641
		76,871
Household Durables - 0.1%
DR Horton, Inc.	59	3,143
Garmin Ltd.	25	2,210
Leggett & Platt, Inc.	24	952
Lennar Corp., Class A	49	2,957
Mohawk Industries, Inc.*	10	1,211
Newell Brands, Inc.	68	1,049
NVR, Inc.*	1	3,667
PulteGroup, Inc.	46	1,849
Whirlpool Corp.	10	1,279
		18,317
Household Products - 0.2%
Church & Dwight Co., Inc.	43	2,989
Clorox Co. (The)	22	3,507
Colgate-Palmolive Co.	150	10,136
Kimberly-Clark Corp.	60	7,871
Procter & Gamble Co. (The)	437	49,482
		73,985
Independent Power and Renewable Electricity Producers - 0.0%(a)
AES Corp.	118	1,974
NRG Energy, Inc.	45	1,495
		3,469

Hedge Replication ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Industrial Conglomerates - 0.2%
3M Co.	101	15,073
General Electric Co.	1,533	16,679
Honeywell International, Inc.	126	20,434
Roper Technologies, Inc.	19	6,682
		58,868
Insurance - 0.3%
Aflac, Inc.	128	5,485
Allstate Corp. (The)	57	5,999
American International Group, Inc.	153	6,450
Aon plc	41	8,528
Arthur J Gallagher & Co.	32	3,120
Assurant, Inc.	10	1,206
Chubb Ltd.	80	11,602
Cincinnati Financial Corp.	26	2,424
Everest Re Group Ltd.	7	1,735
Globe Life, Inc.	18	1,668
Hartford Financial Services Group, Inc. (The)	63	3,147
Lincoln National Corp.	35	1,589
Loews Corp.	45	2,053
Marsh & McLennan Cos., Inc.	88	9,201
MetLife, Inc.	138	5,895
Principal Financial Group, Inc.	45	1,998
Progressive Corp. (The)	103	7,535
Prudential Financial, Inc.	70	5,282
Travelers Cos., Inc. (The)	45	5,391
Unum Group	38	886
Willis Towers Watson plc	22	4,164
WR Berkley Corp.	25	1,679
		97,037
Interactive Media & Services - 0.7%
Alphabet, Inc., Class A*	52	69,641
Alphabet, Inc., Class C*	52	69,645
Facebook, Inc., Class A*	422	81,222
Twitter, Inc.*	137	4,549
		225,057
Internet & Direct Marketing Retail - 0.5%
Amazon.com, Inc.*	73	137,514
Booking Holdings, Inc.*	7	11,870
eBay, Inc.	135	4,676
Expedia Group, Inc.	24	2,367
		156,427
IT Services - 0.7%
Accenture plc, Class A	112	20,226
Akamai Technologies, Inc.*	28	2,422
Alliance Data Systems Corp.	7	601
Automatic Data Processing, Inc.	75	11,606
Broadridge Financial Solutions, Inc.	21	2,192
Cognizant Technology Solutions Corp., Class A	97	5,910
DXC Technology Co.	46	1,109
Fidelity National Information Services, Inc.	108	15,090
Fiserv, Inc.*	100	10,936
FleetCor Technologies, Inc.*	16	4,253
Gartner, Inc.*	16	2,070
Global Payments, Inc.	52	9,566
International Business Machines Corp.	155	20,173
Jack Henry & Associates, Inc.	14	2,124
Leidos Holdings, Inc.	23	2,361

Mastercard, Inc., Class A	156	45,279
Paychex, Inc.	56	4,339
PayPal Holdings, Inc.*	205	22,138
VeriSign, Inc.*	18	3,416
Visa, Inc., Class A	300	54,528
Western Union Co. (The)	74	1,657
		241,996
Leisure Products - 0.0%(a)
Hasbro, Inc.	22	1,700

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	53	4,085
Illumina, Inc.*	25	6,642
IQVIA Holdings, Inc.*	31	4,324
Mettler-Toledo International, Inc.*	4	2,807
PerkinElmer, Inc.	20	1,729
Thermo Fisher Scientific, Inc.	70	20,356
Waters Corp.*	12	2,338
		42,281
Machinery - 0.2%
Caterpillar, Inc.	97	12,051
Cummins, Inc.	26	3,934
Deere & Co.	54	8,450
Dover Corp.	25	2,568
Flowserve Corp.	22	884
Fortive Corp.	52	3,596
IDEX Corp.	14	2,072
Illinois Tool Works, Inc.	51	8,557
Ingersoll-Rand plc	42	5,420
PACCAR, Inc.	61	4,081
Parker-Hannifin Corp.	22	4,065
Pentair plc	30	1,182
Snap-on, Inc.	9	1,303
Stanley Black & Decker, Inc.	26	3,736
Westinghouse Air Brake Technologies Corp.	33	2,267
Xylem, Inc.	31	2,397
		66,563
Media - 0.2%
Charter Communications, Inc., Class A*	27	13,316
Comcast Corp., Class A	796	32,182
Discovery, Inc., Class A*	28	720
Discovery, Inc., Class C*	60	1,506
DISH Network Corp., Class A*	46	1,542
Fox Corp., Class A	63	1,937
Fox Corp., Class B	29	883
Interpublic Group of Cos., Inc. (The)	69	1,474
News Corp., Class A	70	845
News Corp., Class B	23	286
Omnicom Group, Inc.	38	2,633
ViacomCBS, Inc.	96	2,362
		59,686
Metals & Mining - 0.0%(a)
Freeport-McMoRan, Inc.	257	2,560
Newmont Corp.	144	6,427
Nucor Corp.	53	2,191
		11,178
Multiline Retail - 0.1%
Dollar General Corp.	45	6,764
Dollar Tree, Inc.*	41	3,404
Kohl's Corp.	28	1,096

Hedge Replication ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Macy's, Inc.	55	728
Nordstrom, Inc.	19	659
Target Corp.	89	9,167
		21,818
Multi-Utilities - 0.1%
Ameren Corp.	43	3,397
CenterPoint Energy, Inc.	89	2,049
CMS Energy Corp.	50	3,021
Consolidated Edison, Inc.	58	4,572
Dominion Energy, Inc.	144	11,258
DTE Energy Co.	34	3,797
NiSource, Inc.	67	1,810
Public Service Enterprise Group, Inc.	88	4,515
Sempra Energy	49	6,849
WEC Energy Group, Inc.	54	4,986
		46,254
Oil, Gas & Consumable Fuels - 0.4%
Apache Corp.	67	1,670
Cabot Oil & Gas Corp.	73	1,017
Chevron Corp.	331	30,895
Cimarex Energy Co.	19	628
Concho Resources, Inc.	36	2,449
ConocoPhillips	192	9,297
Devon Energy Corp.	69	1,121
Diamondback Energy, Inc.	28	1,736
EOG Resources, Inc.	102	6,452
Exxon Mobil Corp.	742	38,168
Hess Corp.	45	2,528
HollyFrontier Corp.	27	909
Kinder Morgan, Inc.	343	6,575
Marathon Oil Corp.	142	1,176
Marathon Petroleum Corp.	114	5,406
Noble Energy, Inc.	86	1,361
Occidental Petroleum Corp.	158	5,173
ONEOK, Inc.	72	4,804
Phillips 66	79	5,914
Pioneer Natural Resources Co.	29	3,561
Valero Energy Corp.	71	4,704
Williams Cos., Inc. (The)	214	4,077
		139,621
Personal Products - 0.0%(a)
Coty, Inc., Class A	54	499
Estee Lauder Cos., Inc. (The), Class A	39	7,160
		7,659
Pharmaceuticals - 0.6%
Allergan plc	58	11,059
Bristol-Myers Squibb Co.	411	24,274
Eli Lilly & Co.	148	18,667
Johnson & Johnson	461	61,995
Merck & Co., Inc.	446	34,146
Mylan NV*	91	1,564
Perrigo Co. plc	23	1,166
Pfizer, Inc.	970	32,417
Zoetis, Inc.	83	11,058
		196,346
Professional Services - 0.0%(a)
Equifax, Inc.	22	3,125
IHS Markit Ltd.	70	4,987
Nielsen Holdings plc	64	1,165
Robert Half International, Inc.	21	1,059

Verisk Analytics, Inc.	28	4,343
		14,679
Real Estate Management & Development - 0.0%(a)
CBRE Group, Inc., Class A*	59	3,312

Road & Rail - 0.1%
CSX Corp.	136	9,581
JB Hunt Transport Services, Inc.	15	1,447
Kansas City Southern	18	2,712
Norfolk Southern Corp.	46	8,388
Old Dominion Freight Line, Inc.	10	1,938
Union Pacific Corp.	122	19,497
		43,563
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc.*	195	8,869
Analog Devices, Inc.	65	7,088
Applied Materials, Inc.	162	9,415
Broadcom, Inc.	69	18,811
Intel Corp.	762	42,306
KLA Corp.	27	4,150
Lam Research Corp.	25	7,336
Maxim Integrated Products, Inc.	47	2,614
Microchip Technology, Inc.	42	3,810
Micron Technology, Inc.*	194	10,197
NVIDIA Corp.	107	28,897
Qorvo, Inc.*	21	2,112
QUALCOMM, Inc.	200	15,660
Skyworks Solutions, Inc.	29	2,905
Texas Instruments, Inc.	163	18,605
Xilinx, Inc.	44	3,674
		186,449
Software - 1.0%
Adobe, Inc.*	85	29,335
ANSYS, Inc.*	15	3,633
Autodesk, Inc.*	38	7,254
Cadence Design Systems, Inc.*	49	3,241
Citrix Systems, Inc.	22	2,275
Fortinet, Inc.*	24	2,450
Intuit, Inc.	46	12,229
Microsoft Corp.	1,337	216,607
NortonLifeLock, Inc.	103	1,960
Oracle Corp.	381	18,844
salesforce.com, Inc.*	156	26,582
ServiceNow, Inc.*	34	11,087
Synopsys, Inc.*	26	3,586
		339,083
Specialty Retail - 0.3%
Advance Auto Parts, Inc.	12	1,596
AutoZone, Inc.*	4	4,130
Best Buy Co., Inc.	40	3,026
CarMax, Inc.*	28	2,445
Gap, Inc. (The)	39	559
Home Depot, Inc. (The)	191	41,608
L Brands, Inc.	43	931
Lowe's Cos., Inc.	134	14,280
O'Reilly Automotive, Inc.*	14	5,162
Ross Stores, Inc.	64	6,962
Tiffany & Co.	19	2,538
TJX Cos., Inc. (The)	213	12,737
Tractor Supply Co.	21	1,859
Ulta Beauty, Inc.*	9	2,314
		100,147

Hedge Replication ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	731	199,826
Hewlett Packard Enterprise Co.	229	2,929
HP, Inc.	261	5,426
NetApp, Inc.	40	1,869
Seagate Technology plc	40	1,918
Western Digital Corp.	53	2,945
Xerox Holdings Corp.	33	1,062
		215,975
Textiles, Apparel & Luxury Goods - 0.1%
Capri Holdings Ltd.*	27	697
Hanesbrands, Inc.	66	874
NIKE, Inc., Class B	218	19,485
PVH Corp.	13	963
Ralph Lauren Corp.	8	844
Tapestry, Inc.	49	1,149
Under Armour, Inc., Class A*	35	497
Under Armour, Inc., Class C*	36	449
VF Corp.	58	4,176
		29,134
Tobacco - 0.1%
Altria Group, Inc.	327	13,201
Philip Morris International, Inc.	272	22,269
		35,470
Trading Companies & Distributors - 0.0%(a)
Fastenal Co.	101	3,456
United Rentals, Inc.*	13	1,722
WW Grainger, Inc.	7	1,943
		7,121
Water Utilities - 0.0%(a)
American Water Works Co., Inc.	31	3,833

Wireless Telecommunication Services - 0.0%(a)
T-Mobile US, Inc.*	56	5,049

TOTAL COMMON STOCKS (Cost $4,089,257)		4,287,981

Number of Rights

RIGHTS - 0.0%

Biotechnology - 0.0%
Tobira Therapeutics, Inc., CVR*(c)(d) (Cost $–)	10	—

Shares

SECURITIES LENDING REINVESTMENTS(e) - 0.0%(a)

INVESTMENT COMPANIES - 0.0%(a)
BlackRock Liquidity FedFund, Institutional Class 1.49% (Cost $1,996)	1,996	1,996

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 82.0%

REPURCHASE AGREEMENTS(f) - 14.1%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $4,738,155 (Cost $4,737,529)	4,737,529	4,737,529

U.S. TREASURY OBLIGATIONS - 67.9%
U.S. Treasury Bills
1.53%, 5/7/2020(g) (Cost $22,834,902)	22,900,000	22,848,195

TOTAL SHORT-TERM INVESTMENTS (Cost $27,572,431)		27,585,724

Total Investments - 94.7% (Cost $31,663,684)		31,875,701
Other Assets Less Liabilities - 5.3%		1,769,844
Net Assets - 100.0%		33,645,545

Hedge Replication ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $1,916, collateralized in the form of cash with a value of $1,996 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(c)	Security fair valued as of February 29, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 29, 2020 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(d)	Illiquid security.
(e)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $1,996.
(f)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(g)	The rate shown was the current yield as of February 29, 2020.

Abbreviations
CVR	Contingent Value Rights - No defined expiration

Hedge Replication ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
E-Mini Euro	1	3/16/2020	USD	$69,056	$1,017

Swap Agreements

Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
41,359	11/8/2021	Credit Suisse International	1.92%	S&P 500® Total Return Index	(1,687)
612,048	11/8/2021	Credit Suisse International	1.42%	iShares® MSCI Emerging Markets ETF(3)	(46,389)
1,842,403	11/8/2021	Credit Suisse International	1.37%	iShares® MSCI EAFE ETF(3)	(153,457)
2,535,030	11/8/2021	Credit Suisse International	1.82%	Russell 2000® Total Return Index	(213,403)
86,222	11/6/2020	Morgan Stanley & Co. International plc	2.17%	S&P 500® Total Return Index	4,917
234,384	12/7/2020	Morgan Stanley & Co. International plc	1.82%	iShares® MSCI Emerging Markets ETF(3)	92,492
1,476	1/6/2021	Societe Generale	1.67%	Russell 2000® Total Return Index	(114)
237,265	1/6/2021	Societe Generale	1.92%	iShares® MSCI Emerging Markets ETF(3)	(25,954)
288,940	1/6/2021	Societe Generale	2.27%	iShares® MSCI EAFE ETF(3)	(35,016)
2,953	11/8/2021	UBS AG	1.67%	Russell 2000® Total Return Index	(228)
566,532	11/8/2021	UBS AG	1.47%	iShares® MSCI Emerging Markets ETF(3)	(22,894)
602,049	11/8/2021	UBS AG	1.67%	iShares® MSCI EAFE ETF(3)	(46,501)
7,050,661					(448,234)
				Total Unrealized Appreciation	97,409
				Total Unrealized Depreciation	(545,643)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Abbreviations

USD	U.S. Dollar

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 96.3%

Aerospace & Defense - 4.0%
Bombardier, Inc.
7.50%, 3/15/2025(a)	1,610,000	1,589,875
7.88%, 4/15/2027(a)	150,000	148,875
SSL Robotics LLC
9.75%, 12/31/2023(a)	210,000	223,188
TransDigm, Inc.
6.25%, 3/15/2026(a)	1,903,000	2,014,806
5.50%, 11/15/2027(a)	349,000	348,564
		4,325,308
Air Freight & Logistics - 0.8%
XPO Logistics, Inc.
6.50%, 6/15/2022(a)	400,000	399,760
6.75%, 8/15/2024(a)	475,000	501,125
		900,885
Auto Components - 3.2%
Allison Transmission, Inc.
5.00%, 10/1/2024(a)	580,000	586,502
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	614,000	609,211
Icahn Enterprises LP
6.25%, 2/1/2022	680,000	691,642
6.25%, 5/15/2026	150,000	153,766
Panther BF Aggregator 2 LP
6.25%, 5/15/2026(a)	500,000	513,600
8.50%, 5/15/2027(a)	902,000	916,702
		3,471,423
Automobiles - 0.7%
Tesla, Inc.
5.30%, 8/15/2025(a)	766,000	765,042

Capital Markets - 0.3%
MSCI, Inc.
4.00%, 11/15/2029(a)	350,000	362,705

Chemicals - 1.0%
NOVA Chemicals Corp.
4.88%, 6/1/2024(a)	505,000	487,744
5.25%, 6/1/2027(a)	675,000	641,466
		1,129,210
Commercial Services & Supplies - 2.5%
Allied Universal Holdco LLC
6.63%, 7/15/2026(a)	450,000	471,937
9.75%, 7/15/2027(a)	488,000	518,598
Aramark Services, Inc.
5.00%, 2/1/2028(a)	500,000	522,500
Intrado Corp.
8.50%, 10/15/2025(a)	611,000	410,897
Prime Security Services Borrower LLC
5.75%, 4/15/2026(a)	554,000	570,454
6.25%, 1/15/2028(a)	200,000	192,700
		2,687,086
Communications Equipment - 1.1%
CommScope Technologies LLC
6.00%, 6/15/2025(a)	1,057,000	990,937
CommScope, Inc.
6.00%, 3/1/2026(a)	183,000	187,837
		1,178,774

Construction & Engineering - 0.3%
Brand Industrial Services, Inc.
8.50%, 7/15/2025(a)	317,000	307,094

Consumer Finance - 2.1%
Ally Financial, Inc.
5.75%, 11/20/2025	419,000	470,671
Navient Corp.
6.50%, 6/15/2022	385,000	401,363
Springleaf Finance Corp.
6.13%, 3/15/2024	254,000	267,675
7.13%, 3/15/2026	1,044,000	1,158,840
		2,298,549
Containers & Packaging - 1.8%
Ball Corp.
5.25%, 7/1/2025	466,000	508,033
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(a)	91,000	90,632
7.25%, 4/15/2025(a)	789,000	764,691
Reynolds Group Issuer, Inc.
5.13%, 7/15/2023(a)	615,000	621,150
		1,984,506
Distributors - 0.5%
Performance Food Group, Inc.
5.50%, 10/15/2027(a)	528,000	557,040

Diversified Financial Services - 2.2%
MPH Acquisition Holdings LLC
7.13%, 6/1/2024(a)	661,000	614,875
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026(a)	295,000	316,668
8.25%, 11/15/2026(a)	829,000	912,729
Verscend Escrow Corp.
9.75%, 8/15/2026(a)	460,000	500,227
		2,344,499
Diversified Telecommunication Services - 4.1%
CCO Holdings LLC
5.13%, 5/1/2027(a)	1,494,000	1,553,312
4.75%, 3/1/2030(a)	500,000	514,062
CenturyLink, Inc.
5.13%, 12/15/2026(a)	773,000	778,797
Frontier Communications Corp.
10.50%, 9/15/2022	859,000	389,771
11.00%, 9/15/2025	1,793,000	820,298
Level 3 Financing, Inc.
4.63%, 9/15/2027(a)	421,000	429,420
		4,485,660
Electric Utilities - 1.5%
Vistra Operations Co. LLC
5.63%, 2/15/2027(a)	813,000	833,325
5.00%, 7/31/2027(a)	800,000	808,000
		1,641,325
Energy Equipment & Services - 0.6%
Weatherford International Ltd.
11.00%, 12/1/2024(a)	630,000	602,532

Entertainment - 1.9%
Netflix, Inc.
4.88%, 4/15/2028	983,000	1,034,814
5.88%, 11/15/2028	953,000	1,071,458
		2,106,272

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Equity Real Estate Investment Trusts (REITs) - 5.3%
Brookfield Property REIT, Inc.
5.75%, 5/15/2026(a)	832,000	822,640
ESH Hospitality, Inc.
5.25%, 5/1/2025(a)	232,000	233,353
Iron Mountain, Inc.
4.88%, 9/15/2027(a)	606,000	613,575
4.88%, 9/15/2029(a)	794,000	786,870
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	611,000	661,407
SBA Communications Corp.
4.88%, 9/1/2024	947,000	972,455
Uniti Group LP
8.25%, 10/15/2023	966,000	898,380
7.88%, 2/15/2025(a)	150,000	154,620
VICI Properties LP
4.25%, 12/1/2026(a)	350,000	353,535
4.13%, 8/15/2030(a)	220,000	220,275
		5,717,110
Food & Staples Retailing - 1.1%
Albertsons Cos., Inc.
6.63%, 6/15/2024	402,000	413,055
4.63%, 1/15/2027(a)	300,000	295,140
Rite Aid Corp.
6.13%, 4/1/2023(a)	487,000	446,214
		1,154,409
Food Products - 2.4%
JBS USA LUX SA
6.50%, 4/15/2029(a)	150,000	162,705
5.50%, 1/15/2030(a)	550,000	577,786
NBM US Holdings, Inc.
7.00%, 5/14/2026(a)	350,000	365,750
Post Holdings, Inc.
5.00%, 8/15/2026(a)	1,143,000	1,165,517
5.75%, 3/1/2027(a)	300,000	312,194
		2,583,952
Health Care Providers & Services - 7.5%
Community Health Systems, Inc.
6.25%, 3/31/2023	1,973,000	1,958,203
8.00%, 3/15/2026(a)	200,000	206,540
DaVita, Inc.
5.00%, 5/1/2025	700,000	710,325
Envision Healthcare Corp.
8.75%, 10/15/2026(a)	690,000	365,220
HCA, Inc.
5.63%, 9/1/2028	1,170,000	1,326,054
3.50%, 9/1/2030	750,000	734,715
MEDNAX, Inc.
6.25%, 1/15/2027(a)	150,000	143,993
RegionalCare Hospital Partners Holdings, Inc.
9.75%, 12/1/2026(a)	576,000	615,571
Select Medical Corp.
6.25%, 8/15/2026(a)	423,000	451,024
Tenet Healthcare Corp.
6.75%, 6/15/2023	1,235,000	1,327,131
4.88%, 1/1/2026(a)	300,000	305,625
		8,144,401
Health Care Technology - 1.2%
IQVIA, Inc.
5.00%, 10/15/2026(a)	717,000	739,661
5.00%, 5/15/2027(a)	540,000	558,225
		1,297,886

Hotels, Restaurants & Leisure - 7.7%
1011778 BC ULC
4.25%, 5/15/2024(a)	1,656,000	1,657,573
5.00%, 10/15/2025(a)	786,000	791,974
Boyd Gaming Corp.
4.75%, 12/1/2027(a)	409,000	403,941
Caesars Resort Collection LLC
5.25%, 10/15/2025(a)	566,000	555,823
Golden Nugget, Inc.
6.75%, 10/15/2024(a)	366,000	359,485
Hilton Domestic Operating Co., Inc.
5.13%, 5/1/2026	949,000	974,243
4.88%, 1/15/2030	370,000	383,413
KFC Holding Co.
5.00%, 6/1/2024(a)	130,000	131,024
5.25%, 6/1/2026(a)	566,000	578,741
MGM Resorts International
5.50%, 4/15/2027	450,000	485,865
Scientific Games International, Inc.
5.00%, 10/15/2025(a)	715,000	716,788
8.25%, 3/15/2026(a)	637,000	654,326
Six Flags Entertainment Corp.
4.88%, 7/31/2024(a)	666,000	657,342
		8,350,538
Household Products - 0.6%
Spectrum Brands, Inc.
5.75%, 7/15/2025	676,000	692,900

Independent Power and Renewable Electricity Producers - 1.1%
Calpine Corp.
4.50%, 2/15/2028(a)	500,000	479,600
5.13%, 3/15/2028(a)	557,000	523,580
NRG Energy, Inc.
6.63%, 1/15/2027	198,000	206,439
		1,209,619
Insurance - 0.4%
HUB International Ltd.
7.00%, 5/1/2026(a)	462,000	466,597

Interactive Media & Services - 0.6%
Rackspace Hosting, Inc.
8.63%, 11/15/2024(a)(b)	686,000	656,845

IT Services - 2.2%
Banff Merger Sub, Inc.
9.75%, 9/1/2026(a)	650,000	653,217
Exela Intermediate LLC
10.00%, 7/15/2023(a)(b)	1,008,000	337,680
Zayo Group LLC
6.00%, 4/1/2023	172,000	175,655
5.75%, 1/15/2027(a)	1,228,000	1,255,630
		2,422,182
Leisure Products - 0.6%
Mattel, Inc.
6.75%, 12/31/2025(a)	588,000	617,959

Life Sciences Tools & Services - 1.2%
Avantor, Inc.
6.00%, 10/1/2024(a)	56,000	58,777
9.00%, 10/1/2025(a)	1,193,000	1,302,040
		1,360,817

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Machinery - 0.6%
Navistar International Corp.
6.63%, 11/1/2025(a)	623,000	645,322

Media - 10.3%
AMC Networks, Inc.
5.00%, 4/1/2024	600,000	603,000
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024(a)	773,000	821,954
5.13%, 8/15/2027(a)	498,000	499,355
CSC Holdings LLC
6.50%, 2/1/2029(a)	453,000	500,520
5.75%, 1/15/2030(a)	1,000,000	1,057,500
Diamond Sports Group LLC
5.38%, 8/15/2026(a)	1,000,000	922,020
6.63%, 8/15/2027(a)(b)	1,016,000	819,556
DISH DBS Corp.
7.75%, 7/1/2026	1,121,000	1,204,582
iHeartCommunications, Inc.
8.38%, 5/1/2027	660,000	716,727
Meredith Corp.
6.88%, 2/1/2026	730,000	731,971
Nexstar Broadcasting, Inc.
5.63%, 7/15/2027(a)	594,000	614,820
Sirius XM Radio, Inc.
4.63%, 7/15/2024(a)	350,000	360,832
5.00%, 8/1/2027(a)	792,000	825,763
TEGNA, Inc.
4.63%, 3/15/2028(a)	150,000	145,222
5.00%, 9/15/2029(a)	950,000	938,125
Terrier Media Buyer, Inc.
8.88%, 12/15/2027(a)	466,000	462,505
		11,224,452
Metals & Mining - 2.3%
First Quantum Minerals Ltd.
7.25%, 4/1/2023(a)	712,000	683,520
7.50%, 4/1/2025(a)	506,000	480,700
Novelis Corp.
5.88%, 9/30/2026(a)	732,000	756,050
4.75%, 1/30/2030(a)	638,000	629,227
		2,549,497
Oil, Gas & Consumable Fuels - 5.0%
Cheniere Energy Partners LP
5.25%, 10/1/2025	350,000	350,766
4.50%, 10/1/2029(a)	1,162,000	1,113,916
Chesapeake Energy Corp.
11.50%, 1/1/2025(a)	500,000	285,000
CrownRock LP
5.63%, 10/15/2025(a)	746,000	718,025
Endeavor Energy Resources LP
5.75%, 1/30/2028(a)	454,000	443,649
Matador Resources Co.
5.88%, 9/15/2026	550,000	492,250
MEG Energy Corp.
7.13%, 2/1/2027(a)	500,000	471,635
PBF Holding Co. LLC
6.00%, 2/15/2028(a)	500,000	493,750
Targa Resources Partners LP
5.88%, 4/15/2026	959,000	987,866
5.50%, 3/1/2030(a)	100,000	98,970
		5,455,827

Pharmaceuticals - 3.1%
Bausch Health Cos., Inc.
7.00%, 3/15/2024(a)	500,000	514,790
6.13%, 4/15/2025(a)	1,593,000	1,624,382
Endo Dac
6.00%, 7/15/2023(a)	737,000	578,619
Par Pharmaceutical, Inc.
7.50%, 4/1/2027(a)	630,000	665,280
		3,383,071
Professional Services - 0.6%
Jaguar Holding Co. II
6.38%, 8/1/2023(a)	616,000	635,638

Real Estate Management & Development - 0.5%
Howard Hughes Corp. (The)
5.38%, 3/15/2025(a)	569,000	575,942

Road & Rail - 1.0%
Uber Technologies, Inc.
8.00%, 11/1/2026(a)	690,000	717,845
7.50%, 9/15/2027(a)	323,000	336,727
		1,054,572
Software - 3.0%
Change Healthcare Holdings LLC
5.75%, 3/1/2025(a)	525,000	530,906
Infor US, Inc.
6.50%, 5/15/2022	680,000	680,979
NortonLifeLock, Inc.
5.00%, 4/15/2025(a)	150,000	152,016
Solera LLC
10.50%, 3/1/2024(a)	936,000	989,586
SS&C Technologies, Inc.
5.50%, 9/30/2027(a)	923,000	966,566
		3,320,053
Specialty Retail - 2.4%
PetSmart, Inc.
7.13%, 3/15/2023(a)	924,000	900,623
5.88%, 6/1/2025(a)	234,000	235,474
Staples, Inc.
7.50%, 4/15/2026(a)	1,000,000	996,252
10.75%, 4/15/2027(a)	500,000	478,600
		2,610,949
Technology Hardware, Storage & Peripherals - 1.2%
Dell International LLC
5.88%, 6/15/2021(a)	703,000	707,183
7.13%, 6/15/2024(a)	242,000	253,192
Xerox Corp.
4.12%, 3/15/2023(c)	291,000	296,733
		1,257,108
Thrifts & Mortgage Finance - 1.0%
Quicken Loans, Inc.
5.75%, 5/1/2025(a)	350,000	358,603
5.25%, 1/15/2028(a)	668,000	691,180
		1,049,783
Trading Companies & Distributors - 2.6%
Beacon Roofing Supply, Inc.
4.88%, 11/1/2025(a)	702,000	677,220
Herc Holdings, Inc.
5.50%, 7/15/2027(a)	500,000	518,700
United Rentals North America, Inc.
6.50%, 12/15/2026	237,000	252,713

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
4.88%, 1/15/2028	1,334,000	1,369,084
		2,817,717
Wireless Telecommunication Services - 2.2%
Sprint Corp.
7.63%, 3/1/2026	359,000	423,516
7.25%, 2/1/2028(a)	400,000	400,960
T-Mobile USA, Inc.
6.50%, 1/15/2026	1,278,000	1,345,478
4.75%, 2/1/2028	244,000	254,065
		2,424,019
TOTAL CORPORATE BONDS (Cost $106,642,721)		104,827,075

Shares

SECURITIES LENDING REINVESTMENTS(d) - 1.1%

INVESTMENT COMPANIES - 1.1%
BlackRock Liquidity FedFund, Institutional Class 1.49% (Cost $1,159,350)	1,159,350	1,159,350

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(e) - 0.2%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $210,834 (Cost $210,806)	210,806	210,806

Total Investments - 97.6% (Cost $108,012,877)		106,197,231
Other Assets Less Liabilities - 2.4%		2,659,332
Net Assets - 100.0%		108,856,563

(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $1,095,069, collateralized in the form of cash with a value of $1,159,350 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of February 29, 2020.
(d)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $1,159,350.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Sold
High Yield-Interest Rate Hedged had the following open short futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	155	6/19/2020	USD	$20,886,250	$(181,275)
U.S. Treasury 2 Year Note	250	6/30/2020	USD	54,582,031	(163,463)
U.S. Treasury 5 Year Note	342	6/30/2020	USD	41,980,500	(316,127)
					$(660,865)

Abbreviations

USD	U.S. Dollar

Inflation Expectations ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS - 81.7%

U.S. Treasury Inflation Linked Bonds 0.25%, 2/15/2050 (Cost $6,019,970)	5,743,472	6,017,452

SHORT-TERM INVESTMENTS - 30.5%

REPURCHASE AGREEMENTS(a) - 30.5%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $2,248,306 (Cost $2,248,010)	2,248,010	2,248,010

Total Investments - 112.2% (Cost $8,267,980)		8,265,462
Liabilities in excess of other assets - (12.2%)		(899,844)
Net Assets - 100.0%		7,365,618

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Inflation Expectations ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Swap Agreements
Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
1,985,828	11/8/2021	Citibank NA	1.41%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)(3)	341,435
4,399,079	11/8/2021	Citibank NA	1.32%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)(4)	(1,252,678)
729,504	11/8/2021	Societe Generale	1.72%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)(3)	72,625
5,479,495	11/8/2021	Societe Generale	1.17%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)(4)	(336,504)
12,593,906					(1,175,122)
				Total Unrealized Appreciation	414,060
				Total Unrealized Depreciation	(1,589,182)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
(3)	See the U.S. Treasury Obligations section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.
(4)	Certain underlying component disclosures related to this index may be found on the website at www.proshares.com/media/FTSE30-Year_TIPS_February.pdf.

Investment Grade-Interest Rate Hedged

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 96.5%

Aerospace & Defense - 1.5%
Lockheed Martin Corp.
4.07%, 12/15/2042	605,000	746,870
United Technologies Corp.
6.13%, 7/15/2038	415,000	617,727
5.70%, 4/15/2040	1,599,000	2,334,782
4.50%, 6/1/2042	75,000	96,227
		3,795,606
Air Freight & Logistics - 0.5%
United Parcel Service, Inc.
6.20%, 1/15/2038	816,000	1,197,945

Automobiles - 1.3%
Daimler Finance North America LLC
8.50%, 1/18/2031	518,000	799,729
Ford Motor Co.
7.45%, 7/16/2031	107,000	121,446
4.75%, 1/15/2043	1,500,000	1,290,182
General Motors Co.
6.25%, 10/2/2043	121,000	136,197
5.20%, 4/1/2045	1,103,000	1,100,857
		3,448,411
Banks - 30.2%
Banco Santander SA
4.25%, 4/11/2027	949,000	1,056,527
3.80%, 2/23/2028	572,000	618,531
4.38%, 4/12/2028	576,000	651,384
3.31%, 6/27/2029	760,000	819,080
Bank of America Corp.
4.45%, 3/3/2026	156,000	175,970
3.50%, 4/19/2026	463,000	505,859
4.25%, 10/22/2026	985,000	1,099,939
6.11%, 1/29/2037	976,000	1,343,044
7.75%, 5/14/2038	902,000	1,460,180
5.88%, 2/7/2042	442,000	650,155
5.00%, 1/21/2044	891,000	1,207,337
Bank of America NA
6.00%, 10/15/2036	420,000	589,381
Bank of Nova Scotia (The)
4.50%, 12/16/2025	485,000	548,052
2.70%, 8/3/2026	500,000	525,635
Barclays plc
4.38%, 1/12/2026	2,279,000	2,514,763
5.25%, 8/17/2045	140,000	177,850
4.95%, 1/10/2047	252,000	314,352
Citigroup, Inc.
5.50%, 9/13/2025	606,000	710,764
3.70%, 1/12/2026	1,595,000	1,748,062
4.60%, 3/9/2026	442,000	501,067
3.40%, 5/1/2026	691,000	748,465
4.30%, 11/20/2026	931,000	1,032,468
4.45%, 9/29/2027	2,651,000	2,993,998
5.88%, 1/30/2042	63,000	93,590
Cooperatieve Rabobank UA
3.75%, 7/21/2026	133,000	144,195
5.25%, 8/4/2045	1,925,000	2,547,566
Credit Suisse Group Funding Guernsey Ltd.
4.55%, 4/17/2026	1,803,000	2,034,181
4.88%, 5/15/2045	390,000	509,183

Fifth Third Bancorp
8.25%, 3/1/2038	523,000	871,860
HSBC Holdings plc
4.30%, 3/8/2026	617,000	685,698
3.90%, 5/25/2026	1,014,000	1,110,260
4.38%, 11/23/2026	500,000	543,341
6.50%, 5/2/2036	992,000	1,359,700
6.80%, 6/1/2038	478,000	687,191
5.25%, 3/14/2044	1,888,000	2,392,617
ING Groep NV
3.95%, 3/29/2027	2,243,000	2,513,585
4.05%, 4/9/2029	122,000	138,932
JPMorgan Chase & Co.
4.25%, 10/1/2027	455,000	514,484
6.40%, 5/15/2038	604,000	896,261
5.50%, 10/15/2040	1,476,000	2,047,085
5.60%, 7/15/2041	1,283,000	1,817,069
5.40%, 1/6/2042	748,000	1,040,602
4.95%, 6/1/2045	962,000	1,282,523
Lloyds Banking Group plc
4.58%, 12/10/2025	769,000	840,075
4.65%, 3/24/2026	204,000	223,409
3.75%, 1/11/2027	473,000	512,721
4.55%, 8/16/2028	924,000	1,062,572
4.34%, 1/9/2048	1,450,000	1,641,475
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/1/2026	2,561,000	2,847,725
2.76%, 9/13/2026	714,000	751,875
3.68%, 2/22/2027	1,646,000	1,817,404
3.29%, 7/25/2027	300,000	324,522
3.96%, 3/2/2028	300,000	338,582
4.05%, 9/11/2028	300,000	340,356
3.74%, 3/7/2029	300,000	336,596
3.75%, 7/18/2039	256,000	298,709
Mizuho Financial Group, Inc.
2.84%, 9/13/2026	419,000	442,593
3.17%, 9/11/2027	1,321,000	1,424,108
National Australia Bank Ltd.
2.50%, 7/12/2026	672,000	700,054
PNC Bank NA
4.05%, 7/26/2028	610,000	693,778
Royal Bank of Canada
4.65%, 1/27/2026	329,000	380,516
Royal Bank of Scotland Group plc
4.80%, 4/5/2026	629,000	719,222
Sumitomo Mitsui Financial Group, Inc.
3.78%, 3/9/2026	1,661,000	1,834,918
2.63%, 7/14/2026	1,584,000	1,654,106
3.01%, 10/19/2026	29,000	30,764
3.45%, 1/11/2027	426,000	465,113
3.36%, 7/12/2027	438,000	479,356
3.04%, 7/16/2029	1,143,000	1,215,135
Wells Fargo & Co.
3.55%, 9/29/2025	806,000	876,506
3.00%, 4/22/2026	1,867,000	1,978,449
4.10%, 6/3/2026	1,588,000	1,752,837
3.00%, 10/23/2026	1,299,000	1,376,035
5.38%, 11/2/2043	182,000	239,619
5.61%, 1/15/2044	28,000	38,083
4.65%, 11/4/2044	328,000	400,299
4.40%, 6/14/2046	468,000	554,642
4.75%, 12/7/2046	204,000	257,303

Investment Grade-Interest Rate Hedged

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Wells Fargo Bank NA
6.60%, 1/15/2038	517,000	785,500
Westpac Banking Corp.
2.85%, 5/13/2026	1,880,000	1,988,494
2.70%, 8/19/2026	523,000	550,853
3.40%, 1/25/2028	150,000	166,878
4.42%, 7/24/2039	154,000	179,986
		77,743,954
Beverages - 1.4%
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042	338,000	424,103
3.75%, 7/15/2042	973,000	1,045,245
Coca-Cola Co. (The)
2.88%, 10/27/2025	525,000	567,089
2.25%, 9/1/2026	768,000	810,258
Molson Coors Beverage Co.
5.00%, 5/1/2042	660,000	747,529
		3,594,224
Biotechnology - 0.6%
AbbVie, Inc.
4.40%, 11/6/2042	1,250,000	1,441,451

Capital Markets - 5.7%
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	4,000	4,369
6.75%, 10/1/2037	3,630,000	5,151,525
6.25%, 2/1/2041	1,563,000	2,296,052
5.15%, 5/22/2045	5,000	6,436
Jefferies Group LLC
4.15%, 1/23/2030	493,000	536,631
Morgan Stanley
5.00%, 11/24/2025	1,196,000	1,380,268
3.88%, 1/27/2026	1,785,000	1,972,944
3.13%, 7/27/2026	119,000	126,853
4.35%, 9/8/2026	569,000	636,626
3.63%, 1/20/2027	274,000	299,740
4.30%, 1/27/2045	1,336,000	1,648,601
4.38%, 1/22/2047	569,000	718,438
		14,778,483
Chemicals - 0.2%
Dow Chemical Co. (The)
7.38%, 11/1/2029	389,000	534,562

Communications Equipment - 1.1%
Cisco Systems, Inc.
5.90%, 2/15/2039	889,000	1,322,778
5.50%, 1/15/2040	1,056,000	1,536,362
		2,859,140
Consumer Finance - 1.4%
Ally Financial, Inc.
8.00%, 11/1/2031	1,086,000	1,506,879
American Express Co.
4.05%, 12/3/2042	429,000	542,023
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	1,685,000	1,687,470
		3,736,372
Diversified Financial Services - 5.1%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043	423,000	540,468
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/2025	1,850,000	1,972,494
4.42%, 11/15/2035	2,385,000	2,726,479

Shell International Finance BV
2.50%, 9/12/2026	107,000	111,108
4.13%, 5/11/2035	1,150,000	1,384,732
6.38%, 12/15/2038	1,358,000	2,046,746
5.50%, 3/25/2040	440,000	610,306
4.55%, 8/12/2043	559,000	698,066
4.38%, 5/11/2045	1,842,000	2,270,007
4.00%, 5/10/2046	575,000	672,945
3.75%, 9/12/2046	115,000	131,321
		13,164,672
Diversified Telecommunication Services - 5.7%
AT&T, Inc.
5.35%, 9/1/2040	1,450,000	1,844,421
5.55%, 8/15/2041	220,000	284,720
Telefonica Emisiones SA
4.10%, 3/8/2027	237,000	263,238
7.05%, 6/20/2036	1,805,000	2,602,350
5.21%, 3/8/2047	195,000	239,593
4.90%, 3/6/2048	1,271,000	1,546,029
Verizon Communications, Inc.
4.13%, 3/16/2027	908,000	1,032,967
4.50%, 8/10/2033	1,140,000	1,397,822
4.27%, 1/15/2036	1,355,000	1,627,521
5.25%, 3/16/2037	450,000	601,141
4.13%, 8/15/2046	582,000	703,391
4.86%, 8/21/2046	1,752,000	2,312,729
4.52%, 9/15/2048	29,000	37,506
5.01%, 4/15/2049	43,000	59,356
		14,552,784
Electric Utilities - 0.9%
Duke Energy Florida LLC
6.40%, 6/15/2038	836,000	1,260,905
FirstEnergy Corp.
Series C, 7.38%, 11/15/2031	658,000	961,409
		2,222,314
Energy Equipment & Services - 0.4%
Baker Hughes a GE Co. LLC
5.13%, 9/15/2040	303,000	368,566
Halliburton Co.
7.45%, 9/15/2039	411,000	609,770
		978,336
Entertainment - 1.4%
NBCUniversal Media LLC
4.45%, 1/15/2043	1,232,000	1,515,546
TWDC Enterprises 18 Corp.
3.00%, 2/13/2026	104,000	113,013
1.85%, 7/30/2026	972,000	992,397
2.95%, 6/15/2027(a)	486,000	531,584
4.13%, 6/1/2044	292,000	366,727
		3,519,267
Equity Real Estate Investment Trusts (REITs) - 0.4%
Weyerhaeuser Co.
7.38%, 3/15/2032	680,000	987,612

Food & Staples Retailing - 0.9%
Walmart, Inc.
5.25%, 9/1/2035	387,000	544,245
6.50%, 8/15/2037	1,088,000	1,697,617
		2,241,862

Investment Grade-Interest Rate Hedged

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Food Products - 0.5%
Kraft Heinz Foods Co.
5.00%, 6/4/2042	1,041,000	1,037,305
Unilever Capital Corp.
5.90%, 11/15/2032	171,000	241,287
		1,278,592
Health Care Equipment & Supplies - 0.9%
Medtronic, Inc.
4.38%, 3/15/2035	232,000	295,314
4.63%, 3/15/2045	1,486,000	2,011,011
		2,306,325
Health Care Providers & Services - 1.9%
Anthem, Inc.
4.65%, 1/15/2043	468,000	548,561
Ascension Health
3.95%, 11/15/2046	258,000	320,066
UnitedHealth Group, Inc.
3.85%, 6/15/2028	750,000	850,072
4.63%, 7/15/2035	839,000	1,048,794
6.88%, 2/15/2038	112,000	171,263
4.75%, 7/15/2045	1,476,000	1,894,112
		4,832,868
Industrial Conglomerates - 1.2%
General Electric Co.
6.75%, 3/15/2032	553,000	752,527
5.88%, 1/14/2038	560,000	728,238
6.88%, 1/10/2039	1,100,000	1,532,876
		3,013,641
Insurance - 1.3%
AXA SA
8.60%, 12/15/2030	481,000	711,279
Manulife Financial Corp.
4.15%, 3/4/2026	552,000	627,351
MetLife, Inc.
4.05%, 3/1/2045	1,751,000	2,098,237
		3,436,867
IT Services - 2.5%
International Business Machines Corp.
3.45%, 2/19/2026	87,000	95,204
3.30%, 5/15/2026	11,000	12,024
3.50%, 5/15/2029	1,657,000	1,858,889
4.15%, 5/15/2039	1,455,000	1,759,021
4.00%, 6/20/2042	1,712,000	2,033,203
4.25%, 5/15/2049	538,000	670,887
		6,429,228
Machinery - 0.4%
Caterpillar, Inc.
3.80%, 8/15/2042	978,000	1,165,166

Media - 3.2%
Comcast Corp.
4.25%, 1/15/2033	734,000	882,925
6.50%, 11/15/2035	38,000	57,237
4.65%, 7/15/2042	817,000	1,025,182
4.75%, 3/1/2044	803,000	1,036,852
Time Warner Cable LLC
6.55%, 5/1/2037	425,000	553,338
7.30%, 7/1/2038	927,000	1,269,847
6.75%, 6/15/2039	1,187,000	1,537,495
Time Warner Entertainment Co. LP
8.38%, 7/15/2033	136,000	200,098

ViacomCBS, Inc.
6.88%, 4/30/2036	35,000	47,881
4.38%, 3/15/2043	1,495,000	1,605,478
		8,216,333
Metals & Mining - 3.3%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042	1,786,000	2,188,081
5.00%, 9/30/2043	373,000	502,276
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	512,000	709,856
Southern Copper Corp.
6.75%, 4/16/2040	669,000	918,796
5.25%, 11/8/2042	629,000	731,528
5.88%, 4/23/2045	587,000	752,266
Vale Overseas Ltd.
6.25%, 8/10/2026	882,000	1,034,860
6.88%, 11/21/2036	194,000	255,554
6.88%, 11/10/2039	1,043,000	1,382,632
		8,475,849
Multiline Retail - 0.6%
Target Corp.
4.00%, 7/1/2042	349,000	425,895
3.63%, 4/15/2046	940,000	1,078,818
		1,504,713
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	980,000	1,397,067

Oil, Gas & Consumable Fuels - 6.4%
Canadian Natural Resources Ltd.
6.25%, 3/15/2038	596,000	777,255
Cenovus Energy, Inc.
6.75%, 11/15/2039	631,000	780,635
CNOOC Finance 2015 USA LLC
4.38%, 5/2/2028	475,000	546,104
ConocoPhillips
6.50%, 2/1/2039	1,244,000	1,842,039
ConocoPhillips Holding Co.
6.95%, 4/15/2029	892,000	1,217,196
Ecopetrol SA
5.88%, 5/28/2045	907,000	1,083,865
Hess Corp.
5.60%, 2/15/2041	645,000	695,996
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	512,000	686,225
Kinder Morgan, Inc.
7.75%, 1/15/2032	577,000	841,147
Nexen, Inc.
6.40%, 5/15/2037	833,000	1,220,745
Occidental Petroleum Corp.
6.45%, 9/15/2036	830,000	981,965
Phillips 66
5.88%, 5/1/2042	726,000	986,687
Suncor Energy, Inc.
6.50%, 6/15/2038	476,000	677,736
Total Capital SA
3.88%, 10/11/2028	1,100,000	1,257,865
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	277,000	375,507
7.63%, 1/15/2039	500,000	781,702
Valero Energy Corp.
6.63%, 6/15/2037	768,000	1,043,129

Investment Grade-Interest Rate Hedged

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Williams Cos., Inc. (The)
6.30%, 4/15/2040	585,000	721,275
		16,517,073
Pharmaceuticals - 6.0%
AstraZeneca plc
3.38%, 11/16/2025	905,000	991,482
6.45%, 9/15/2037	1,109,000	1,642,077
4.00%, 9/18/2042	421,000	503,357
4.38%, 11/16/2045	600,000	777,876
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/2028	693,000	794,867
6.38%, 5/15/2038	1,328,000	2,052,791
Johnson & Johnson
5.95%, 8/15/2037	500,000	759,133
Merck & Co., Inc.
4.15%, 5/18/2043	848,000	1,074,847
Novartis Capital Corp.
4.40%, 5/6/2044	743,000	953,579
Pfizer, Inc.
3.00%, 12/15/2026	396,000	431,231
4.00%, 12/15/2036	114,000	138,791
7.20%, 3/15/2039	2,547,000	4,319,042
Wyeth LLC
5.95%, 4/1/2037	677,000	992,830
		15,431,903
Software - 1.8%
Microsoft Corp.
4.50%, 10/1/2040	662,000	864,633
5.30%, 2/8/2041	394,000	568,533
Oracle Corp.
6.50%, 4/15/2038	57,000	86,636
6.13%, 7/8/2039	1,027,000	1,531,844
5.38%, 7/15/2040	1,144,000	1,572,656
		4,624,302
Specialty Retail - 0.8%
Home Depot, Inc. (The)
5.88%, 12/16/2036	1,478,000	2,134,487

Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.
3.85%, 5/4/2043	1,745,000	2,087,876
4.45%, 5/6/2044	320,000	412,527
3.45%, 2/9/2045	1,443,000	1,626,783
4.38%, 5/13/2045	100,000	127,718
HP, Inc.
6.00%, 9/15/2041	415,000	475,772
		4,730,676
Tobacco - 1.1%
Altria Group, Inc.
5.38%, 1/31/2044	894,000	1,053,855
Philip Morris International, Inc.
6.38%, 5/16/2038	800,000	1,154,784
4.25%, 11/10/2044	575,000	665,290
		2,873,929
Wireless Telecommunication Services - 3.6%
America Movil SAB de CV
6.13%, 3/30/2040	1,174,000	1,707,522
4.38%, 7/16/2042	514,000	626,879
Telefonica Europe BV
8.25%, 9/15/2030	103,000	152,275
Vodafone Group plc
4.38%, 5/30/2028	1,052,000	1,208,686

6.15%, 2/27/2037	1,080,000	1,498,187
5.00%, 5/30/2038	804,000	984,627
5.25%, 5/30/2048	1,840,000	2,319,628
4.25%, 9/17/2050	644,000	708,755
		9,206,559
TOTAL CORPORATE BONDS (Cost $218,603,250)		248,372,573

Shares

SECURITIES LENDING REINVESTMENTS(b) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class 1.49% (Cost $472,813)	472,813	472,813

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 2.8%

REPURCHASE AGREEMENTS(c) - 2.8%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $7,117,163 (Cost $7,116,225)	7,116,225	7,116,225

Total Investments - 99.5% (Cost $226,192,288)		255,961,611
Other Assets Less Liabilities - 0.5%		1,267,428
Net Assets - 100.0%		257,229,039

(a)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $464,862, collateralized in the form of cash with a value of $472,813 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(b)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $472,813.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Investment Grade-Interest Rate Hedged

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Sold
Investment Grade-Interest Rate Hedged had the following open short futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	630	6/19/2020	USD	$84,892,500	$(871,106)
U.S. Treasury Long Bond	797	6/19/2020	USD	135,689,250	(2,103,463)
U.S. Treasury Ultra Bond	167	6/19/2020	USD	34,652,500	(741,745)
					$(3,716,314)

Abbreviations

USD	U.S. Dollar

K-1 Free Crude Oil Strategy ETF

Consolidated Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 87.1%

REPURCHASE AGREEMENTS(a) - 87.1%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $13,691,996 (Cost $13,690,190)	13,690,190	13,690,190

Total Investments - 87.1% (Cost $13,690,190)		13,690,190
Other Assets Less Liabilities - 12.9%		2,035,174
Net Assets - 100.0%		15,725,364

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

K-1 Free Crude Oil Strategy ETF

Consolidated Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Futures Contracts Purchased

K-1 Free Crude Oil Strategy ETF had the following open long futures contracts as of February 29, 2020:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
WTI Crude Oil	350	4/21/2020	USD	$15,729,000	$(2,223,352)

Abbreviations

USD	U.S. Dollar

Large Cap Core Plus

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 94.2%

Aerospace & Defense - 2.8%
Arconic, Inc.	30,445	893,561
Boeing Co. (The)	4,138	1,138,405
General Dynamics Corp.	7,822	1,249,095
L3Harris Technologies, Inc.	14,011	2,770,395
Lockheed Martin Corp.	10,049	3,716,824
Northrop Grumman Corp.	6,904	2,270,311
Raytheon Co.	14,283	2,693,203
Textron, Inc.	12,322	500,273
United Technologies Corp.	26,500	3,460,635
		18,692,702
Air Freight & Logistics - 0.0%(b)
CH Robinson Worldwide, Inc.	3,784	260,718

Airlines - 0.9%
Alaska Air Group, Inc.	13,637	688,123
American Airlines Group, Inc.	65,987	1,257,052
Delta Air Lines, Inc.	42,998	1,983,498
United Airlines Holdings, Inc.*	31,241	1,924,133
		5,852,806
Auto Components - 0.2%
BorgWarner, Inc.	33,823	1,068,807

Automobiles - 0.7%
Ford Motor Co.	192,701	1,341,199
General Motors Co.	77,485	2,363,293
Harley-Davidson, Inc.	31,850	970,469
		4,674,961
Banks - 4.3%
Bank of America Corp.	96,824	2,759,484
Citigroup, Inc.	17,844	1,132,380
Citizens Financial Group, Inc.	62,463	1,979,453
Comerica, Inc.	38,236	2,012,743
Fifth Third Bancorp	85,888	2,095,667
Huntington Bancshares, Inc.	168,680	2,069,704
JPMorgan Chase & Co.	46,328	5,379,144
KeyCorp	129,244	2,113,139
People’s United Financial, Inc.	111,408	1,558,598
PNC Financial Services Group, Inc. (The)	14,335	1,811,944
Regions Financial Corp.	149,747	2,024,579
SVB Financial Group*	9,393	1,955,247
Wells Fargo & Co.	32,905	1,344,169
		28,236,251
Beverages - 1.0%
Coca-Cola Co. (The)	41,171	2,202,237
Constellation Brands, Inc., Class A	10,793	1,860,497
Monster Beverage Corp.*	11,373	709,789
PepsiCo, Inc.	13,811	1,823,466
		6,595,989
Biotechnology - 1.7%
AbbVie, Inc.	6,188	530,373
Alexion Pharmaceuticals, Inc.*	21,922	2,061,326
Amgen, Inc.	3,509	700,853
Biogen, Inc.*	7,344	2,264,816
Gilead Sciences, Inc.	4,138	287,012
Incyte Corp.*	32,813	2,474,428
Vertex Pharmaceuticals, Inc.*	14,405	3,227,152
		11,545,960

Building Products - 0.4%
AO Smith Corp.	14,378	568,650
Johnson Controls International plc	35,634	1,303,135
Masco Corp.	14,617	603,975
		2,475,760
Capital Markets - 3.1%
Ameriprise Financial, Inc.	14,925	2,108,902
Cboe Global Markets, Inc.	20,175	2,299,950
Charles Schwab Corp. (The)	19,690	802,368
CME Group, Inc.	10,393	2,066,336
Franklin Resources, Inc.	12,762	277,701
Intercontinental Exchange, Inc.	34,444	3,073,094
Invesco Ltd.	128,757	1,854,101
MarketAxess Holdings, Inc.	7,391	2,397,123
Morgan Stanley	48,898	2,201,877
Nasdaq, Inc.	21,748	2,230,257
T. Rowe Price Group, Inc.	11,800	1,392,518
		20,704,227
Chemicals - 1.3%
Air Products & Chemicals, Inc.	2,538	557,370
CF Industries Holdings, Inc.	32,602	1,201,710
DuPont de Nemours, Inc.	6,769	290,390
International Flavors & Fragrances, Inc.(c)	16,573	1,985,114
Linde plc	20,853	3,983,132
PPG Industries, Inc.	2,376	248,173
Sherwin-Williams Co. (The)	472	243,906
		8,509,795
Commercial Services & Supplies - 1.0%
Copart, Inc.*	21,474	1,814,124
Republic Services, Inc.	26,134	2,358,855
Waste Management, Inc.	24,077	2,667,972
		6,840,951
Communications Equipment - 0.9%
Arista Networks, Inc.*	9,115	1,760,289
Cisco Systems, Inc.	52,760	2,106,707
Motorola Solutions, Inc.	14,152	2,344,703
		6,211,699
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	9,012	2,050,501
Vulcan Materials Co.	5,555	668,044
		2,718,545
Consumer Finance - 0.8%
Capital One Financial Corp.	15,900	1,403,334
Discover Financial Services	30,773	2,018,093
Synchrony Financial	72,125	2,098,838
		5,520,265
Containers & Packaging - 1.0%
International Paper Co.	52,127	1,926,614
Packaging Corp. of America	17,824	1,615,211
Sealed Air Corp.	38,153	1,156,417
Westrock Co.	52,939	1,760,222
		6,458,464
Distributors - 0.3%
LKQ Corp.*	68,147	2,015,788

Diversified Consumer Services - 0.3%
H&R Block, Inc.	85,268	1,762,489

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B*	29,743	6,137,171

Large Cap Core Plus

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	91,873	3,235,767
CenturyLink, Inc.	20,448	246,808
Verizon Communications, Inc.	49,202	2,664,780
		6,147,355
Electric Utilities - 2.2%
American Electric Power Co., Inc.	30,768	2,746,352
Entergy Corp.	20,620	2,410,684
Evergy, Inc.	28,036	1,832,153
Exelon Corp.	60,386	2,603,240
NextEra Energy, Inc.	1,584	400,372
Southern Co. (The)	36,740	2,217,626
Xcel Energy, Inc.	39,138	2,439,080
		14,649,507
Electrical Equipment - 0.5%
AMETEK, Inc.	25,212	2,168,232
Emerson Electric Co.	13,474	863,818
		3,032,050
Electronic Equipment, Instruments & Components - 0.7%
Corning, Inc.	43,405	1,035,643
Keysight Technologies, Inc.*	24,497	2,321,250
TE Connectivity Ltd.	17,445	1,445,667
		4,802,560
Energy Equipment & Services - 0.7%
Baker Hughes Co.	85,804	1,380,586
Helmerich & Payne, Inc.	48,289	1,781,381
TechnipFMC plc	109,838	1,629,996
		4,791,963
Entertainment - 1.1%
Electronic Arts, Inc.*	17,731	1,797,391
Netflix, Inc.*	7,421	2,738,572
Take-Two Interactive Software, Inc.*	2,428	260,961
Walt Disney Co. (The)	21,527	2,532,652
		7,329,576
Equity Real Estate Investment Trusts (REITs) - 5.9%
American Tower Corp.	1,227	278,283
Apartment Investment & Management Co., Class A	44,002	2,105,056
AvalonBay Communities, Inc.	12,647	2,536,862
Crown Castle International Corp.	5,622	805,576
Duke Realty Corp.	65,872	2,138,864
Equity Residential	33,120	2,487,312
Essex Property Trust, Inc.	7,249	2,054,077
Federal Realty Investment Trust	19,309	2,246,409
Healthpeak Properties, Inc.	70,190	2,220,812
Host Hotels & Resorts, Inc.	124,439	1,801,877
Iron Mountain, Inc.	47,654	1,449,158
Kimco Realty Corp.	53,646	930,758
Mid-America Apartment Communities, Inc.	17,847	2,306,903
Prologis, Inc.	34,839	2,936,231
Public Storage	10,693	2,236,120
Simon Property Group, Inc.	19,747	2,430,461
UDR, Inc.	46,845	2,107,088
Ventas, Inc.	34,071	1,831,998
Vornado Realty Trust	36,078	1,933,059
Welltower, Inc.	33,825	2,530,786
		39,367,690
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	8,450	2,375,633
Kroger Co. (The)	66,751	1,877,706

Sysco Corp.	10,155	676,831
Walmart, Inc.	11,986	1,290,652
		6,220,822
Food Products - 1.1%
Campbell Soup Co.	6,887	310,741
Conagra Brands, Inc.	30,761	821,011
General Mills, Inc.	19,369	949,081
Hershey Co. (The)	15,147	2,181,017
Lamb Weston Holdings, Inc.	6,934	602,495
Tyson Foods, Inc., Class A	33,509	2,272,916
		7,137,261
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	12,309	948,162
ABIOMED, Inc.*	5,832	876,316
Align Technology, Inc.*	8,664	1,891,784
Baxter International, Inc.	34,469	2,877,127
Boston Scientific Corp.*	80,494	3,009,671
Cooper Cos., Inc. (The)	3,872	1,256,735
Edwards Lifesciences Corp.*	13,774	2,821,466
IDEXX Laboratories, Inc.*	9,560	2,433,116
Intuitive Surgical, Inc.*	3,439	1,836,289
Medtronic plc	43,979	4,427,366
Teleflex, Inc.	2,982	999,030
		23,377,062
Health Care Providers & Services - 3.1%
AmerisourceBergen Corp.	23,855	2,011,454
Cardinal Health, Inc.	25,446	1,326,245
Centene Corp.*	25,176	1,334,831
Cigna Corp.	17,165	3,140,165
CVS Health Corp.	56,000	3,314,080
HCA Healthcare, Inc.	12,391	1,573,781
Humana, Inc.	8,467	2,706,731
McKesson Corp.	11,581	1,619,719
UnitedHealth Group, Inc.	11,879	3,028,670
Universal Health Services, Inc., Class B	2,091	258,740
		20,314,416
Hotels, Restaurants & Leisure - 2.0%
Carnival Corp.	58,139	1,945,331
Chipotle Mexican Grill, Inc.*	2,958	2,288,250
Darden Restaurants, Inc.	15,851	1,545,472
Hilton Worldwide Holdings, Inc.	24,484	2,379,845
McDonald’s Corp.	4,669	906,580
Norwegian Cruise Line Holdings Ltd.*	39,382	1,467,373
Royal Caribbean Cruises Ltd.	20,657	1,661,029
Starbucks Corp.	14,805	1,161,156
		13,355,036
Household Durables - 1.5%
DR Horton, Inc.	42,728	2,276,121
Garmin Ltd.	24,032	2,124,188
Leggett & Platt, Inc.	26,487	1,050,474
Lennar Corp., Class A	37,157	2,242,053
PulteGroup, Inc.	20,109	808,382
Whirlpool Corp.	8,931	1,141,918
		9,643,136
Household Products - 1.2%
Church & Dwight Co., Inc.	30,308	2,107,012
Clorox Co. (The)	12,050	1,921,011
Procter & Gamble Co. (The)	33,703	3,816,191
		7,844,214
Industrial Conglomerates - 0.3%
3M Co.	2,650	395,486

Large Cap Core Plus

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
General Electric Co.	42,919	466,959
Honeywell International, Inc.	3,008	487,807
Roper Technologies, Inc.	1,157	406,917
		1,757,169
Insurance - 3.8%
Allstate Corp. (The)	24,443	2,572,626
Arthur J Gallagher & Co.	24,534	2,391,820
Assurant, Inc.	16,867	2,033,992
Everest Re Group Ltd.	8,556	2,120,861
Globe Life, Inc.	22,072	2,045,191
Hartford Financial Services Group, Inc. (The)	43,407	2,168,180
Loews Corp.	42,813	1,953,557
Principal Financial Group, Inc.	34,924	1,550,276
Progressive Corp. (The)	29,679	2,171,316
Prudential Financial, Inc.	30,621	2,310,354
Unum Group	69,216	1,613,425
WR Berkley Corp.	31,117	2,089,195
		25,020,793
Interactive Media & Services - 2.9%
Alphabet, Inc., Class A*	4,460	5,973,055
Alphabet, Inc., Class C*	4,456	5,968,054
Facebook, Inc., Class A*	37,204	7,160,654
Twitter, Inc.*	7,895	262,114
		19,363,877
Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc.*	7,209	13,579,954
eBay, Inc.	73,700	2,552,968
		16,132,922
IT Services - 4.7%
Accenture plc, Class A	9,957	1,798,135
Akamai Technologies, Inc.*	22,054	1,907,892
Alliance Data Systems Corp.	20,212	1,735,807
Broadridge Financial Solutions, Inc.	4,470	466,489
DXC Technology Co.	62,653	1,510,564
Fiserv, Inc.*	23,381	2,556,946
Gartner, Inc.*	11,801	1,526,931
International Business Machines Corp.	3,116	405,547
Jack Henry & Associates, Inc.	14,633	2,220,411
Leidos Holdings, Inc.	9,313	955,979
Mastercard, Inc., Class A	10,858	3,151,535
Paychex, Inc.	28,120	2,178,738
PayPal Holdings, Inc.*	20,250	2,186,798
VeriSign, Inc.*	11,187	2,122,733
Visa, Inc., Class A	22,786	4,141,583
Western Union Co. (The)	93,934	2,103,182
		30,969,270
Leisure Products - 0.0%(b)
Hasbro, Inc.	2,825	218,231

Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	28,669	2,209,520
IQVIA Holdings, Inc.*	16,423	2,290,844
Mettler-Toledo International, Inc.*	3,139	2,202,636
Thermo Fisher Scientific, Inc.	1,461	424,859
Waters Corp.*	1,241	241,859
		7,369,718
Machinery - 2.5%
Cummins, Inc.	15,097	2,284,025
Dover Corp.	21,269	2,185,177
IDEX Corp.	13,986	2,069,928

Illinois Tool Works, Inc.	17,445	2,926,922
PACCAR, Inc.	31,761	2,124,811
Parker-Hannifin Corp.	12,492	2,308,147
Pentair plc	36,766	1,448,213
Snap-on, Inc.	2,905	420,499
Westinghouse Air Brake Technologies Corp.	8,733	599,957
		16,367,679
Media - 1.8%
Charter Communications, Inc., Class A*	5,319	2,623,171
Comcast Corp., Class A	105,122	4,250,083
Discovery, Inc., Class A*	76,239	1,959,342
DISH Network Corp., Class A*	19,438	651,562
Fox Corp., Class A	10,896	334,943
News Corp., Class A	90,863	1,097,171
Omnicom Group, Inc.	3,515	243,519
ViacomCBS, Inc.	18,658	459,173
		11,618,964
Metals & Mining - 0.7%
Freeport-McMoRan, Inc.	203,365	2,025,516
Newmont Corp.	35,256	1,573,475
Nucor Corp.	20,104	831,300
		4,430,291
Multiline Retail - 0.6%
Dollar General Corp.	4,210	632,763
Macy’s, Inc.	16,901	223,600
Nordstrom, Inc.	10,544	365,877
Target Corp.	24,808	2,555,224
		3,777,464
Multi-Utilities - 1.3%
CenterPoint Energy, Inc.	91,778	2,112,730
DTE Energy Co.	18,615	2,078,737
Public Service Enterprise Group, Inc.	48,117	2,468,883
Sempra Energy	1,862	260,271
WEC Energy Group, Inc.	17,595	1,624,546
		8,545,167
Oil, Gas & Consumable Fuels - 3.6%
Cabot Oil & Gas Corp.	123,296	1,717,513
Chevron Corp.	44,796	4,181,259
Cimarex Energy Co.	6,788	224,343
Devon Energy Corp.	84,631	1,374,408
Diamondback Energy, Inc.	32,973	2,044,326
EOG Resources, Inc.	24,684	1,561,510
Exxon Mobil Corp.	58,646	3,016,750
Hess Corp.	42,682	2,397,875
HollyFrontier Corp.	7,840	264,051
Marathon Petroleum Corp.	48,182	2,284,790
ONEOK, Inc.	11,015	734,921
Phillips 66	11,021	825,032
Valero Energy Corp.	12,129	803,546
Williams Cos., Inc. (The)	115,910	2,208,086
		23,638,410
Personal Products - 0.1%
Estee Lauder Cos., Inc. (The), Class A	3,921	719,896

Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	56,638	3,345,040
Eli Lilly & Co.	4,008	505,529
Johnson & Johnson	39,125	5,261,530
Merck & Co., Inc.	58,421	4,472,712

Large Cap Core Plus

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Perrigo Co. plc	5,478	277,680
Pfizer, Inc.	78,959	2,638,810
Zoetis, Inc.	24,751	3,297,575
		19,798,876
Professional Services - 0.2%
Robert Half International, Inc.	27,763	1,399,533

Road & Rail - 0.7%
CSX Corp.	20,693	1,457,822
Norfolk Southern Corp.	15,011	2,737,256
Union Pacific Corp.	2,522	403,040
		4,598,118
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc.*	43,186	1,964,099
Applied Materials, Inc.	27,529	1,599,986
Broadcom, Inc.	7,139	1,946,234
Intel Corp.	101,996	5,662,818
KLA Corp.	10,003	1,537,561
NVIDIA Corp.	3,831	1,034,638
Qorvo, Inc.*	19,880	1,999,531
QUALCOMM, Inc.	43,283	3,389,059
Texas Instruments, Inc.	19,952	2,277,321
Xilinx, Inc.	17,321	1,446,130
		22,857,377
Software - 6.9%
Adobe, Inc.*	6,379	2,201,521
Autodesk, Inc.*	15,059	2,874,462
Cadence Design Systems, Inc.*	34,275	2,266,949
Citrix Systems, Inc.	20,628	2,132,729
Fortinet, Inc.*	21,707	2,215,416
Intuit, Inc.	12,097	3,215,987
Microsoft Corp.	139,564	22,610,764
NortonLifeLock, Inc.	119,074	2,265,978
Oracle Corp.	38,051	1,882,003
Paycom Software, Inc.*	3,102	876,780
salesforce.com, Inc.*	7,545	1,285,668
Synopsys, Inc.*	16,624	2,292,948
		46,121,205
Specialty Retail - 1.1%
AutoZone, Inc.*	458	472,890
Best Buy Co., Inc.	8,472	640,907
Gap, Inc. (The)	27,252	390,521
Home Depot, Inc. (The)	15,567	3,391,115
Ross Stores, Inc.	24,887	2,707,208
		7,602,641
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	74,388	20,334,704
Hewlett Packard Enterprise Co.	44,869	573,874
HP, Inc.	85,545	1,778,480
NetApp, Inc.	26,112	1,219,953
Xerox Holdings Corp.	61,745	1,988,189
		25,895,200
Textiles, Apparel & Luxury Goods - 1.0%
Hanesbrands, Inc.	117,559	1,556,481
NIKE, Inc., Class B	19,618	1,753,457
Ralph Lauren Corp.	18,900	1,994,139
Under Armour, Inc., Class A*	106,502	1,511,263
		6,815,340
Tobacco - 0.2%
Altria Group, Inc.	14,235	574,667
Philip Morris International, Inc.	12,383	1,013,796
		1,588,463

Trading Companies & Distributors - 0.3%
United Rentals, Inc.*	13,376	1,772,052
WW Grainger, Inc.	1,390	385,781
		2,157,833
Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc.*	29,404	2,651,065

TOTAL COMMON STOCKS (Cost $633,385,456)		625,711,498

SECURITIES LENDING REINVESTMENTS(d) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class 1.49% (Cost $1,161,797)	1,161,797	1,161,797

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 5.2%

REPURCHASE AGREEMENTS(e) - 5.2%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $34,270,523 (Cost $34,266,004)	34,266,004	34,266,004

Total Investments - 99.6% (Cost $668,813,257)		661,139,299
Other Assets Less Liabilities - 0.4%		2,816,926
Net Assets - 100.0%		663,956,225

Large Cap Core Plus

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $63,454,165.
(b)	Represents less than 0.05% of net assets.
(c)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $1,609,843, collateralized in the form of cash with a value of $1,161,797 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $543,344 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from March 19, 2020 – November 15, 2049; a total value of $1,705,141.
(d)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $1,161,797.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(39,569,740)	12/7/2020	Goldman Sachs International	(1.67)%	Credit Suisse 130/30 Large Cap Index (short portion)(3)	2,600,146
(40,330,237)	1/6/2021	Societe Generale	(1.72)%	Credit Suisse 130/30 Large Cap Index (short portion)(3)	3,758,436
143,685,253	1/6/2021	Societe Generale	2.12%	Credit Suisse 130/30 Large Cap Index (long portion)(4)	(8,644,219)
(121,277,276)	11/8/2021	UBS AG	(1.77)%	Credit Suisse 130/30 Large Cap Index (short portion)(3)	10,705,331
95,297,097	11/8/2021	UBS AG	2.22%	Credit Suisse 130/30 Large Cap Index (long portion)(4)	(6,588,710)
37,805,097					1,830,984
				Total Unrealized Appreciation	17,063,913
				Total Unrealized Depreciation	(15,232,929)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(3)	Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Large_Cap_Short_February.pdf

(4)	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

Long Online /Short Stores ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 89.7%

Internet & Direct Marketing Retail - 89.7%
1-800-Flowers.com, Inc., Class A*	51,975	937,629
Alibaba Group Holding Ltd., ADR*	19,673	4,091,984
Amazon.com, Inc.*	3,916	7,376,765
Baozun, Inc., ADR*	7,738	245,449
Chewy, Inc., Class A*	49,112	1,453,715
eBay, Inc.	39,688	1,374,792
Etsy, Inc.*	29,040	1,678,803
Farfetch Ltd., Class A*	37,462	418,451
Fiverr International Ltd.*	4,518	142,227
Groupon, Inc.*	822,509	1,102,162
Grubhub, Inc.*	27,857	1,340,200
JD.com, Inc., ADR*	19,545	752,678
Jumia Technologies AG, ADR*	11,429	46,973
MercadoLibre, Inc.*	1,205	742,316
Pinduoduo, Inc., ADR*	23,131	827,627
Quotient Technology, Inc.*	129,361	1,157,781
Qurate Retail, Inc., Series A*	169,392	1,155,254
Shutterstock, Inc.*	35,110	1,353,139
Stamps.com, Inc.*	9,772	1,378,927
Stitch Fix, Inc., Class A*(b)	55,747	1,339,601
Uxin Ltd., ADR*	40,808	68,149
Vipshop Holdings Ltd., ADR*	59,719	766,195
Wayfair, Inc., Class A*	20,194	1,276,463
Yunji, Inc., ADR*	17,615	73,102

TOTAL COMMON STOCKS (Cost $32,677,929)		31,100,382

SECURITIES LENDING REINVESTMENTS(c) - 4.0%

INVESTMENT COMPANIES - 4.0%
BlackRock Liquidity FedFund, Institutional Class 1.49% (Cost $1,388,146)	1,388,146	1,388,146

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.9%

REPURCHASE AGREEMENTS(d) - 0.9%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $296,567
(Cost $296,529)	296,529	296,529

Total Investments - 94.6% (Cost $34,362,604)		32,785,057
Other Assets Less Liabilities - 5.4%		1,876,795
Net Assets - 100.0%		34,661,852

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,874,493.
(b)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $1,339,600, collateralized in the form of cash with a value of $1,388,146 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(c)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $1,388,146.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt

Long Online /Short Stores ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Swap Agreements

Long Online /Short Stores ETF had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation ($)
(10,011,979)	11/8/2021	Credit Suisse International	(1.67)%	Solactive-ProShares Bricks and Mortar Retail Store Index	1,081,488
2,699,285	11/8/2021	Credit Suisse International	1.87%	ProShares Online Retail Index	121,701
(7,288,788)	1/6/2021	Societe Generale	(0.47)%	Solactive-ProShares Bricks and Mortar Retail Store Index	1,292,463
871,243	1/6/2021	Societe Generale	2.02%	ProShares Online Retail Index	48,943
(13,730,239)					2,544,595
				Total Unrealized Appreciation	2,544,595

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Managed Futures Strategy ETF

Consolidated Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 96.1%

REPURCHASE AGREEMENTS(a) - 96.1%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $2,420,876
(Cost $2,420,557)	2,420,557	2,420,557

Total Investments - 96.1% (Cost $2,420,557)		2,420,557
Other Assets Less Liabilities - 3.9%		99,461
Net Assets - 100.0%		2,520,018

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Managed Futures Strategy ETF

Consolidated Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Managed Futures Strategy ETF had the following open long and short futures contracts as of February 29, 2020:

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Cocoa	3	5/13/2020	USD	$80,160	$(5,038)
Cotton No. 2	2	5/6/2020	USD	61,490	(6,826)
Foreign Exchange CHF/USD	1	3/16/2020	USD	129,588	197
Foreign Exchange GBP/USD	2	3/16/2020	USD	159,975	(4,761)
Gold	1	4/28/2020	USD	50,134	(462)
Silver	3	5/27/2020	USD	49,371	(3,918)
Sugar No. 11	4	4/30/2020	USD	63,347	(1,960)
U.S. Treasury 10 Year Note	3	6/19/2020	USD	404,250	10,881
U.S. Treasury Long Bond	1	6/19/2020	USD	170,250	10,092
Wheat	2	12/14/2020	USD	54,350	(2,680)
					$(4,475)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Coffee 'C'	1	5/18/2020	USD	$41,756	$(4,147)
Copper	1	5/27/2020	USD	63,500	523
Corn	3	5/14/2020	USD	55,237	2,730
E-Mini Crude Oil	1	3/19/2020	USD	22,380	3,030
E-Mini Euro	3	3/16/2020	USD	206,991	(773)
E-Mini Natural Gas	11	3/26/2020	USD	46,310	5,589
Foreign Exchange AUD/USD	2	3/16/2020	USD	130,480	3,665
Foreign Exchange CAD/USD	2	3/17/2020	USD	149,230	1,165
Foreign Exchange JPY/USD	2	3/16/2020	USD	232,050	(355)
Lean Hogs	2	4/15/2020	USD	49,820	10,495
Live Cattle	3	4/30/2020	USD	129,090	14,392
NY Harbor ULSD	1	3/31/2020	USD	62,047	6,802
Soybean	1	5/14/2020	USD	44,637	110
					$43,226
					$38,751

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar

Merger ETF Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 87.9%

Auto Components - 2.6%
Delphi Technologies plc*	9,028	127,475

Biotechnology - 2.9%
Ra Pharmaceuticals, Inc.*	2,986	139,625

Capital Markets - 7.7%
E*TRADE Financial Corp.	2,600	119,028
Legg Mason, Inc.	2,810	139,994
TD Ameritrade Holding Corp.	2,670	112,754
		371,776
Commercial Services & Supplies - 2.9%
Advanced Disposal Services, Inc.*	4,214	139,315

Communications Equipment - 3.9%
Acacia Communications, Inc.*	2,747	188,197

Diversified Financial Services - 2.8%
FGL Holdings	11,675	133,562

Diversified Telecommunication Services - 3.5%
Zayo Group Holdings, Inc.*	4,797	167,847

Electric Utilities - 2.9%
El Paso Electric Co.	2,055	139,473

Electrical Equipment - 3.3%
OSRAM Licht AG*	3,128	161,090

Electronic Equipment, Instruments & Components - 11.6%
Fitbit, Inc., Class A*	19,678	125,742
Ingenico Group SA	1,045	147,607
KEMET Corp.	5,329	138,980
Tech Data Corp.*	1,056	150,364
		562,693
Health Care Equipment & Supplies - 3.0%
Wright Medical Group NV*	4,716	142,659
		142,659
Hotels, Restaurants & Leisure - 6.1%
Caesars Entertainment Corp.*	11,226	142,683
Stars Group, Inc. (The)*	6,712	153,817
		296,500
IT Services - 5.5%
Altran Technologies SA	8,370	134,258
InterXion Holding NV*	1,551	131,664
		265,922
Metals & Mining - 2.1%
AK Steel Holding Corp.*	44,161	102,012

Oil, Gas & Consumable Fuels - 2.9%
Tallgrass Energy LP, Class A	6,315	139,372

Pharmaceuticals - 3.5%
Allergan plc	886	168,934

Real Estate Management & Development - 3.4%
Unizo Holdings Co. Ltd.	2,970	163,287

Semiconductors & Semiconductor Equipment - 2.9%
Cypress Semiconductor Corp.	6,109	141,057

Software - 8.7%
ForeScout Technologies, Inc.*	4,275	139,108
LogMeIn, Inc.	1,624	138,422
RIB Software SE	4,510	144,286
		421,816
Specialty Retail - 2.9%
Tiffany & Co.	1,037	138,533

Trading Companies & Distributors - 2.8%
Aircastle Ltd.	4,290	136,636

TOTAL COMMON STOCKS (Cost $4,253,627)		4,247,781

Number of Rights

RIGHTS - 0.1%

Chemicals - 0.1%
Schulman A, Inc., CVR*(a)(b) (Cost $–)	4,250	2,223

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 10.4%

REPURCHASE AGREEMENTS(c) - 10.4%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $504,903
(Cost $504,837)	504,837	504,837

Total Investments - 98.4% (Cost $4,758,464)		4,754,841
Other Assets Less Liabilities - 1.6%		78,748
Net Assets - 100.0%		4,833,589

*	Non-income producing security.
(a)	Security fair valued as of February 29, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 29, 2020 amounted to $2,223, which represents approximately 0.05% of net assets of the Fund.
(b)	Illiquid security.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
CVR	Contingent Value Rights - No defined expiration

Merger ETF Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Forward Currency Contracts
Merger ETF had the following open forward currency contracts as of February 29, 2020:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Canadian Dollar	Goldman Sachs International	05/12/20	(381,000)	$288,062	$283,844	$4,218
U.S. Dollar vs. Euro	Goldman Sachs International	05/12/20	(265,000)	295,299	293,775	1,524
U.S. Dollar vs. British Pound	Goldman Sachs International	05/12/20	(238,000)	314,259	305,694	8,565
Total Appreciation						$14,307
U.S. Dollar vs. Canadian Dollar	Goldman Sachs International	05/12/20	168,000	$(126,665)	$125,159	$(1,506)
U.S. Dollar vs. British Pound	Goldman Sachs International	05/12/20	238,000	(308,239)	305,692	(2,547)
U.S. Dollar vs. Euro	Goldman Sachs International	05/12/20	(416,000)	457,637	461,171	(3,534)
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	05/12/20	(16,543,000)	153,267	153,947	(680)
Total Depreciation						$(8,267)
						$6,040

Swap Agreements
Merger ETF had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(4,769)	11/9/2021	Citibank NA	(0.87)%	S&P Merger Arbitrage Index (short exposure to Acquirers)(3)	49
6,062	11/9/2021	Citibank NA	2.02%	S&P Merger Arbitrage Index (long exposure to Targets)(4)	92
(1,066,588)	11/6/2020	Societe Generale	(0.97)%	S&P Merger Arbitrage Index (short exposure to Acquirers)(3)	(130,434)
72,748	11/9/2021	Societe Generale	2.12%	S&P Merger Arbitrage Index (long exposure to Targets)(4)	36,073
(992,547)					(94,220)
				Total Unrealized Appreciation	36,214
				Total Unrealized Depreciation	(130,434)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
(3)	Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Merger_Acquirers_February.pdf.
(4)	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

Merger ETF Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Merger ETF invested, as a percentage of net assets, in the following countries as of February 29, 2020:

United States	66.5%
Germany	6.3%
France	5.9%
Japan	3.4%
Canada	3.2%
Netherlands	2.7%
Other (1)	12.0%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

Morningstar Alternatives Solution ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUNDS - 100.0%

ProShares DJ Brookfield Global Infrastructure ETF(a)(b)	32,391	1,413,057
ProShares Global Listed Private Equity ETF(a)	28,208	876,987
ProShares Hedge Replication ETF(a)(b)	39,329	1,782,784
ProShares Inflation Expectations ETF(a)	6,826	172,664
ProShares Managed Futures Strategy ETF(a)	18,803	729,744
ProShares Merger ETF(a)	43,589	1,682,099
ProShares RAFITM Long/Short(a)	19,037	635,360
TOTAL EXCHANGE TRADED FUNDS (Cost $7,358,822)		7,292,695

SECURITIES LENDING REINVESTMENTS(c) - 19.7%

INVESTMENT COMPANIES - 19.7%
BlackRock Liquidity FedFund, Institutional Class 1.49% (Cost $1,439,056)	1,439,056	1,439,056

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(d) - 0.2%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $13,466 (Cost $13,465)	13,465	13,465

Total Investments - 119.9% (Cost $8,811,343)		8,745,216
Liabilities in excess of other assets - (19.9%)		(1,448,732)
Net Assets - 100.0%		7,296,484

(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $1,394,816, collateralized in the form of cash with a value of $1,439,056 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(c)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $1,439,056.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Morningstar Alternatives Solution ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investment in a company which was affiliated for the period ending February 29, 2020, was as follows:

Exchange Traded Funds	Value May 31, 2019	Purchases at Cost	Sales at Value	Shares February 29, 2020	Value February 29, 2020	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Net Realized Gain/(Loss)
ProShares DJ Brookfield Global Infrastructure ETF	$973,414	$548,472	$76,501	32,391	$1,413,057	$(33,488)	$31,598	$1,160
ProShares Global Listed Private Equity ETF	110,381	892,616	38,733	28,208	876,987	(86,309)	53,946	(968)
ProShares Hedge Replication ETF	1,199,242	583,654	12,580	39,329	1,782,784	11,927	11,724	541
ProShares Inflation Expectations ETF	143,720	51,345	10,609	6,826	172,664	(10,980)	2,906	(812)
ProShares Managed Futures Strategy ETF	1,340,718	273,276	863,047	18,803	729,744	(5,399)	9,632	(15,804)
ProShares Merger ETF	1,990,503	219,310	578,197	43,589	1,682,099	44,852	11,975	5,631
ProShares RAFITM Long/Short	892,220	378,763	607,778	19,037	635,360	21,731	8,532	(49,576)
	$6,650,198	$2,947,436	$2,187,445	188,183	$7,292,695	$(57,666)	$130,313	$(59,828)

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.5%

Aerospace & Defense - 3.4%
BAE Systems plc	199,179	1,547,839
Meggitt plc	200,374	1,387,182
Safran SA	10,662	1,453,419
		4,388,440
Air Freight & Logistics - 1.1%
DSV PANALPINA A/S	14,774	1,480,625

Auto Components - 1.2%
Koito Manufacturing Co. Ltd.	38,979	1,539,429

Banks - 1.2%
Skandinaviska Enskilda Banken AB, Class A	159,619	1,505,457

Beverages - 2.2%
Asahi Group Holdings Ltd.	38,362	1,475,940
Diageo plc	40,829	1,442,233
		2,918,173
Building Products - 1.2%
Kingspan Group plc	24,953	1,563,719

Capital Markets - 2.2%
Partners Group Holding AG	1,712	1,469,778
St James's Place plc	109,898	1,425,485
		2,895,263
Chemicals - 3.4%
Croda International plc	24,976	1,452,810
FUCHS PETROLUB SE (Preference)	37,571	1,424,636
Novozymes A/S, Class B	29,833	1,504,553
		4,381,999
Diversified Financial Services - 5.7%
Eurazeo SE	23,245	1,547,328
Groupe Bruxelles Lambert SA	16,304	1,466,399
L E Lundbergforetagen AB, Class B	36,170	1,481,108
Mitsubishi UFJ Lease & Finance Co. Ltd.	265,173	1,516,820
Tokyo Century Corp.	35,547	1,476,388
		7,488,043
Diversified Telecommunication Services - 1.1%
Telenor ASA	94,147	1,494,436

Electric Utilities - 3.5%
CK Infrastructure Holdings Ltd.	233,621	1,591,838
Red Electrica Corp. SA	78,986	1,504,890
SSE plc	75,320	1,470,993
		4,567,721
Electronic Equipment, Instruments & Components - 2.3%
Halma plc	57,671	1,420,963
Hexagon AB, Class B	28,804	1,522,927
		2,943,890
Equity Real Estate Investment Trusts (REITs) - 2.3%
Link REIT	164,627	1,525,214
Mirvac Group	750,760	1,471,520
		2,996,734
Food & Staples Retailing - 2.5%
Koninklijke Ahold Delhaize NV	64,652	1,504,140
Sundrug Co. Ltd.	54,630	1,709,324
		3,213,464
Food Products - 4.6%
Associated British Foods plc	48,593	1,399,630
Chocoladefabriken Lindt & Spruengli AG, Class PC	191	1,485,852
Kerry Group plc, Class A	12,579	1,589,001
Nestle SA (Registered)	15,070	1,538,994
		6,013,477
Gas Utilities - 3.6%
APA Group	216,667	1,500,336
Enagas SA	60,434	1,553,379
Hong Kong & China Gas Co. Ltd.	847,571	1,631,398
		4,685,113
Health Care Equipment & Supplies - 3.6%
Asahi Intecc Co. Ltd.	65,316	1,565,913
Coloplast A/S, Class B	11,650	1,549,417
Sysmex Corp.	24,454	1,568,602
		4,683,932
Health Care Providers & Services - 5.6%
Alfresa Holdings Corp.	82,942	1,457,915
Fresenius Medical Care AG & Co. KGaA	20,670	1,573,908
Fresenius SE & Co. KGaA	31,493	1,467,283
Ramsay Health Care Ltd.	31,298	1,372,400
Ryman Healthcare Ltd.	151,715	1,435,044
		7,306,550
Hotels, Restaurants & Leisure - 3.3%
Carnival plc	41,154	1,279,982
Compass Group plc	65,232	1,425,203
Flutter Entertainment plc	14,710	1,550,864
		4,256,049
Household Durables - 3.7%
Rinnai Corp.	23,559	1,609,696
SEB SA	12,930	1,692,993
Sekisui Chemical Co. Ltd.	100,300	1,496,154
		4,798,843
Industrial Conglomerates - 1.2%
Jardine Strategic Holdings Ltd.	52,680	1,512,443

Insurance - 3.2%
Legal & General Group plc	402,146	1,335,519
Prudential plc	85,815	1,388,778
Sampo OYJ, Class A	37,196	1,506,841
		4,231,138
Interactive Media & Services - 1.1%
REA Group Ltd.	21,979	1,393,289

Life Sciences Tools & Services - 1.2%
Sartorius Stedim Biotech	8,275	1,560,697

Machinery - 3.4%
Kurita Water Industries Ltd.	56,982	1,476,519
Spirax-Sarco Engineering plc	13,791	1,478,800
Techtronic Industries Co. Ltd.	188,404	1,524,290
		4,479,609
Multiline Retail - 1.2%
Pan Pacific International Holdings Corp.	94,458	1,565,762

Multi-Utilities - 1.1%
AGL Energy Ltd.	117,395	1,448,715

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Oil, Gas & Consumable Fuels - 1.0%
Washington H Soul Pattinson & Co. Ltd.	109,051	1,372,463

Personal Products - 2.3%
Kobayashi Pharmaceutical Co. Ltd.	21,195	1,542,491
L'Oreal SA	5,697	1,508,146
		3,050,637
Pharmaceuticals - 5.7%
Novartis AG (Registered)	17,017	1,428,412
Novo Nordisk A/S, Class B	25,804	1,501,249
Roche Holding AG	4,698	1,503,147
Sanofi	16,310	1,503,666
UCB SA	17,211	1,579,737
		7,516,211
Professional Services - 2.3%
Intertek Group plc	21,570	1,451,957
Wolters Kluwer NV	22,153	1,613,828
		3,065,785
Real Estate Management & Development - 1.1%
Daito Trust Construction Co. Ltd.	14,537	1,479,104

Road & Rail - 1.2%
MTR Corp. Ltd.	284,589	1,601,328

Software - 2.2%
AVEVA Group plc	24,190	1,355,799
Micro Focus International plc	161,360	1,526,621
		2,882,420
Specialty Retail - 2.2%
JD Sports Fashion plc	149,267	1,405,155
USS Co. Ltd.	96,773	1,530,568
		2,935,723
Textiles, Apparel & Luxury Goods - 4.5%
Burberry Group plc	64,128	1,350,707
Cie Financiere Richemont SA (Registered)	22,454	1,517,115
EssilorLuxottica SA	10,913	1,475,647
LVMH Moet Hennessy Louis Vuitton SE	3,738	1,522,713
		5,866,182
Tobacco - 1.1%
Imperial Brands plc	70,362	1,397,351

Trading Companies & Distributors - 3.5%
Ashtead Group plc	46,974	1,433,397
Bunzl plc	66,376	1,585,425
ITOCHU Corp.	70,244	1,602,982
		4,621,804
Transportation Infrastructure - 1.1%
Transurban Group	152,847	1,463,439

Wireless Telecommunication Services - 1.2%
KDDI Corp.	53,653	1,521,076

TOTAL COMMON STOCKS (Cost $128,210,797)		130,086,533

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.4%

REPURCHASE AGREEMENTS(a) - 0.4%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $543,330
(Cost $543,258)	543,258	543,258

Total Investments - 99.9% (Cost $128,754,055)		130,629,791
Other Assets Less Liabilities - 0.1%		84,338
Net Assets - 100.0%		130,714,129

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 29, 2020:

United Kingdom	22.9%
Japan	20.0%
France	9.4%
Australia	7.7%
Switzerland	6.8%
Hong Kong	6.0%
Denmark	4.6%
Ireland	3.6%
Sweden	3.5%
Germany	3.4%
Netherlands	2.4%
Spain	2.3%
Belgium	2.3%
China	1.2%
Finland	1.2%
Norway	1.1%
New Zealand	1.1%
Other (1)	0.5%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

MSCI Emerging Markets Dividend Growers ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 100.0%

Banks - 13.2%
Absa Group Ltd.	43,271	366,971
Bancolombia SA, ADR	7,697	365,454
Bank Central Asia Tbk. PT	171,722	376,418
Bank Rakyat Indonesia Persero Tbk. PT	1,306,450	381,532
Capitec Bank Holdings Ltd.	4,384	365,331
E.Sun Financial Holding Co. Ltd.	475,170	455,876
Grupo Financiero Inbursa SAB de CV, Class O	341,694	366,640
Itau Unibanco Holding SA, ADR	54,173	383,003
Nedbank Group Ltd.	31,481	356,401
Public Bank Bhd.	98,725	400,521
		3,818,147
Chemicals - 4.2%
Asian Paints Ltd.	16,151	402,379
Berger Paints India Ltd.	51,942	407,770
Pidilite Industries Ltd.	19,053	399,475
		1,209,624
Construction & Engineering - 2.7%
China Railway Group Ltd., Class H	699,708	394,960
Larsen & Toubro Ltd., GDR(a)	23,837	388,067
		783,027
Construction Materials - 1.2%
Grupo Argos SA	81,833	348,799

Consumer Finance - 1.4%
Bajaj Finance Ltd.	6,326	391,464

Diversified Financial Services - 4.9%
FirstRand Ltd.	102,135	360,877
PSG Group Ltd.	28,867	345,294
Remgro Ltd.	34,176	350,523
RMB Holdings Ltd.	79,853	358,622
		1,415,316
Electronic Equipment, Instruments & Components - 3.0%
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	80,000	400,572
Leyard Optoelectronic Co. Ltd., Class A	432,987	456,525
		857,097
Food & Staples Retailing - 4.0%
BIM Birlesik Magazalar A/S	53,794	414,760
Clicks Group Ltd.	24,309	366,972
SPAR Group Ltd. (The)	35,836	376,737
		1,158,469
Food Products - 4.1%
Indofood CBP Sukses Makmur Tbk. PT	529,805	379,421
Nestle Malaysia Bhd.	12,056	409,017
Ottogi Corp.	949	388,352
		1,176,790
Gas Utilities - 2.8%
China Gas Holdings Ltd.	110,393	403,618
China Resources Gas Group Ltd.	81,083	404,635
		808,253
Health Care Providers & Services - 4.0%
Bangkok Dusit Medical Services PCL, Class F	567,092	398,968
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	141,300	377,407
Sinopharm Group Co. Ltd., Class H	122,800	378,876
		1,155,251
Hotels, Restaurants & Leisure - 1.3%
Jollibee Foods Corp.	115,035	383,638

Household Durables - 2.9%
Haier Electronics Group Co. Ltd.	139,345	398,639
Zhejiang Supor Co. Ltd., Class A	41,900	440,280
		838,919
Household Products - 2.7%
Hindustan Unilever Ltd.	13,471	405,945
Unilever Indonesia Tbk. PT	776,808	369,522
		775,467
Industrial Conglomerates - 3.9%
Alfa SAB de CV, Class A	619,539	395,651
Ayala Corp.	28,331	368,206
SK Holdings Co. Ltd.	2,239	353,963
		1,117,820
Insurance - 2.6%
Ping An Insurance Group Co. of China Ltd., Class H	36,106	401,358
Sanlam Ltd.	85,423	355,819
		757,177
Interactive Media & Services - 1.4%
Tencent Holdings Ltd.	8,005	396,399

Internet & Direct Marketing Retail - 1.2%
Naspers Ltd., Class N	2,330	355,615

IT Services - 2.7%
Infosys Ltd., ADR	38,616	388,863
Tata Consultancy Services Ltd.	13,585	376,514
		765,377
Media - 1.4%
China South Publishing & Media Group Co. Ltd., Class A	242,000	389,139

Oil, Gas & Consumable Fuels - 3.4%
LUKOIL PJSC, ADR	4,204	362,973
Reliance Industries Ltd.	20,513	377,658
Rosneft Oil Co. PJSC, GDR(a)	38,778	234,607
		975,238
Personal Products - 2.7%
Godrej Consumer Products Ltd.	48,491	376,613
Marico Ltd.	100,419	415,702
		792,315
Pharmaceuticals - 2.7%
China Medical System Holdings Ltd.	303,684	374,005
Yunnan Baiyao Group Co. Ltd., Class A	35,600	400,767
		774,772
Real Estate Management & Development - 11.1%
Aldar Properties PJSC	694,330	400,773
Ayala Land, Inc.	518,359	396,587
China Fortune Land Development Co. Ltd., Class A	119,332	402,724
China Overseas Land & Investment Ltd.	116,493	390,801
China Resources Land Ltd.	92,437	426,313
China Vanke Co. Ltd., Class H	107,488	413,680

MSCI Emerging Markets Dividend Growers ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Longfor Group Holdings Ltd.(a)	88,077	407,335
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	475,305	376,442
		3,214,655
Specialty Retail - 2.7%
China International Travel Service Corp. Ltd., Class A	36,700	412,153
Foschini Group Ltd. (The)	45,635	364,875
		777,028
Textiles, Apparel & Luxury Goods - 1.4%
Page Industries Ltd.	1,321	405,377

Thrifts & Mortgage Finance - 2.6%
Housing Development Finance Corp. Ltd.	12,981	391,359
LIC Housing Finance Ltd.	82,705	367,011
		758,370
Tobacco - 1.4%
ITC Ltd.	147,661	404,204

Transportation Infrastructure - 3.7%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	32,583	353,690
Grupo Aeroportuario del Sureste SAB de CV, Class B	21,447	354,007
International Container Terminal Services, Inc.	178,132	370,417
		1,078,114
Water Utilities - 1.4%
Guangdong Investment Ltd.	207,601	389,901

Wireless Telecommunication Services - 1.3%
America Movil SAB de CV, Series L	473,082	373,024

TOTAL COMMON STOCKS (Cost $30,122,885)		28,844,786

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(b) - 0.3%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $79,464
(Cost $79,453)	79,453	79,453

Total Investments - 100.3% (Cost $30,202,338)		28,924,239
Liabilities in excess of other assets - (0.3%)		(79,052)
Net Assets - 100.0%		28,845,187

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

MSCI Emerging Markets Dividend Growers ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 29, 2020:

China	30.6%
India	20.4%
South Africa	15.0%
Mexico	6.4%
Philippines	5.3%
Indonesia	5.2%
Malaysia	2.8%
South Korea	2.6%
Colombia	2.5%
Russia	2.1%
Taiwan	1.6%
Turkey	1.4%
United Arab Emirates	1.4%
Thailand	1.4%
Brazil	1.3%
Other (1)	0.0%*
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).
*	Amount represents less than 0.05%.

MSCI Europe Dividend Growers ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.2%

Aerospace & Defense - 5.2%
BAE Systems plc	18,869	146,633
Meggitt plc	18,982	131,411
Safran SA	1,010	137,681
		415,725
Air Freight & Logistics - 1.8%
DSV PANALPINA A/S	1,400	140,306

Banks - 1.8%
Skandinaviska Enskilda Banken AB, Class A	15,149	142,879

Beverages - 1.7%
Diageo plc	3,868	136,632

Building Products - 1.9%
Kingspan Group plc	2,364	148,144

Capital Markets - 3.5%
Partners Group Holding AG	162	139,079
St James's Place plc	10,411	135,041
		274,120
Chemicals - 5.2%
Croda International plc	2,365	137,568
FUCHS PETROLUB SE (Preference)	3,559	134,952
Novozymes A/S, Class B	2,826	142,522
		415,042
Diversified Financial Services - 5.4%
Eurazeo SE	2,202	146,578
Groupe Bruxelles Lambert SA	1,545	138,959
L E Lundbergforetagen AB, Class B	3,427	140,331
		425,868
Diversified Telecommunication Services - 1.8%
Telenor ASA	8,919	141,575

Electric Utilities - 3.5%
Red Electrica Corp. SA	7,483	142,571
SSE plc	7,135	139,346
		281,917
Electronic Equipment, Instruments & Components - 3.5%
Halma plc	5,463	134,603
Hexagon AB, Class B	2,729	144,288
		278,891
Food & Staples Retailing - 1.8%
Koninklijke Ahold Delhaize NV	6,125	142,499

Food Products - 7.2%
Associated British Foods plc	4,603	132,581
Chocoladefabriken Lindt & Spruengli AG, Class PC	18	140,028
Kerry Group plc, Class A	1,192	150,575
Nestle SA (Registered)	1,427	145,730
		568,914
Gas Utilities - 1.8%
Enagas SA	5,725	147,154

Health Care Equipment & Supplies - 1.8%
Coloplast A/S, Class B	1,104	146,829

Health Care Providers & Services - 3.6%
Fresenius Medical Care AG & Co. KGaA	1,958	149,091
Fresenius SE & Co. KGaA	2,983	138,980
		288,071
Hotels, Restaurants & Leisure - 5.1%
Carnival plc	3,899	121,268
Compass Group plc	6,180	135,022
Flutter Entertainment plc	1,394	146,968
		403,258
Household Durables - 2.0%
SEB SA	1,225	160,396

Insurance - 5.0%
Legal & General Group plc	38,097	126,520
Prudential plc	8,130	131,571
Sampo OYJ, Class A	3,524	142,760
		400,851
Life Sciences Tools & Services - 1.9%
Sartorius Stedim Biotech	784	147,865

Machinery - 1.8%
Spirax-Sarco Engineering plc	1,306	140,042

Personal Products - 1.8%
L'Oreal SA	540	142,952

Pharmaceuticals - 9.0%
Novartis AG (Registered)	1,612	135,312
Novo Nordisk A/S, Class B	2,445	142,247
Roche Holding AG	445	142,380
Sanofi	1,545	142,438
UCB SA	1,631	149,704
		712,081
Professional Services - 3.7%
Intertek Group plc	2,043	137,522
Wolters Kluwer NV	2,098	152,838
		290,360
Software - 3.4%
AVEVA Group plc	2,292	128,462
Micro Focus International plc	15,286	144,620
		273,082
Specialty Retail - 1.7%
JD Sports Fashion plc	14,141	133,119

Textiles, Apparel & Luxury Goods - 7.0%
Burberry Group plc	6,075	127,956
Cie Financiere Richemont SA (Registered)	2,127	143,712
EssilorLuxottica SA	1,034	139,817
LVMH Moet Hennessy Louis Vuitton SE	354	144,205
		555,690
Tobacco - 1.7%
Imperial Brands plc	6,666	132,383

Trading Companies & Distributors - 3.6%
Ashtead Group plc	4,450	135,790

MSCI Europe Dividend Growers ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Bunzl plc	6,288	150,192
		285,982
TOTAL COMMON STOCKS (Cost $7,826,492)		7,872,627

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(a) - 0.3%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $23,631
(Cost $23,628)	23,628	23,628

Total Investments - 99.5% (Cost $7,850,120)		7,896,255
Other Assets Less Liabilities - 0.5%		37,600
Net Assets - 100.0%		7,933,855

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

MSCI Europe Dividend Growers ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 29, 2020:

United Kingdom	35.8%
France	14.6%
Switzerland	10.7%
Denmark	7.2%
Ireland	5.6%
Sweden	5.4%
Germany	5.3%
Netherlands	3.7%
Belgium	3.6%
Spain	3.7%
Finland	1.8%
Norway	1.8%
Other (1)	0.8%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

Online Retail ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Internet & Direct Marketing Retail - 99.8%
1-800-Flowers.com, Inc., Class A*	42,113	759,719
Alibaba Group Holding Ltd., ADR*	15,958	3,319,264
Amazon.com, Inc.*	3,171	5,973,372
Baozun, Inc., ADR*	6,270	198,884
Chewy, Inc., Class A*	39,793	1,177,873
eBay, Inc.	32,181	1,114,750
Etsy, Inc.*	23,501	1,358,593
Farfetch Ltd., Class A*	30,354	339,054
Fiverr International Ltd.*	3,661	115,248
Groupon, Inc.*	666,447	893,039
Grubhub, Inc.*	22,572	1,085,939
JD.com, Inc., ADR*	15,828	609,536
Jumia Technologies AG, ADR*	9,261	38,063
MercadoLibre, Inc.*	977	601,861
Pinduoduo, Inc., ADR*	18,758	671,161
Quotient Technology, Inc.*	104,816	938,103
Qurate Retail, Inc., Series A*	137,252	936,059
Shutterstock, Inc.*	28,449	1,096,424
Stamps.com, Inc.*	7,918	1,117,309
Stitch Fix, Inc., Class A*(a)	45,169	1,085,411
Uxin Ltd., ADR*	33,065	55,219
Vipshop Holdings Ltd., ADR*	48,407	621,062
Wayfair, Inc., Class A*	16,378	1,035,253
Yunji, Inc., ADR*	14,272	59,229

TOTAL COMMON STOCKS (Cost $25,659,703)		25,200,425

SECURITIES LENDING REINVESTMENTS(b) - 4.5%

INVESTMENT COMPANIES - 4.5%
BlackRock Liquidity FedFund, Institutional Class 1.49% (Cost $1,143,415)	1,143,415	1,143,415

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(c) - 0.2%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $52,942
(Cost $52,936)	52,936	52,936

Total Investments - 104.5% (Cost $26,856,054)		26,396,776
Liabilities in excess of other assets - (4.5%)		(1,138,894)
Net Assets - 100.0%		25,257,882

*	Non-income producing security.

Online Retail ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

(a)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $1,085,411, collateralized in the form of cash with a value of $1,143,415 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(b)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $1,143,415.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt

Pet Care ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.9%

Biotechnology - 2.2%
Kindred Biosciences, Inc.*	102,708	1,116,436

Distributors - 0.0%(a)
Arata Corp.	360	13,785

Food Products - 15.1%
Freshpet, Inc.*	76,527	5,085,984
JM Smucker Co. (The)	3,028	311,854
Nestle SA (Registered)	22,747	2,330,577
		7,728,415
Health Care Equipment & Supplies - 13.2%
Heska Corp.*	19,610	1,872,167
IDEXX Laboratories, Inc.*	19,184	4,882,520
		6,754,687
Health Care Providers & Services - 12.6%
Covetrus, Inc.*	196,348	2,181,426
CVS Group plc	160,292	2,190,826
Patterson Cos., Inc.	2,397	57,025
PetIQ, Inc.*	64,195	1,996,464
		6,425,741
Household Products - 7.4%
Central Garden & Pet Co., Class A*	86,638	2,192,808
Colgate-Palmolive Co.	23,353	1,577,962
		3,770,770
Insurance - 4.8%
Trupanion, Inc.*	79,321	2,438,328

Internet & Direct Marketing Retail - 12.6%
Chewy, Inc., Class A*	111,418	3,297,973
PetMed Express, Inc.	53,902	1,423,013
zooplus AG*	16,980	1,685,182
		6,406,168
Pharmaceuticals - 23.8%
Dechra Pharmaceuticals plc	150,305	5,099,200
Elanco Animal Health, Inc.*	10,866	297,728
Merck & Co., Inc.	30,162	2,309,203
RaQualia Pharma, Inc.*	50,453	470,102
Virbac SA*	9,972	2,262,265
Zoetis, Inc.	13,020	1,734,655
		12,173,153
Specialty Retail - 8.2%
Pets at Home Group plc	1,173,815	3,873,888
Tractor Supply Co.	3,217	284,736
		4,158,624
TOTAL COMMON STOCKS (Cost $46,387,828)		50,986,107

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(b) - 0.1%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $75,718
(Cost $75,707)	75,707	75,707

Total Investments - 100.0% (Cost $46,463,535)		51,061,814
Liabilities in excess of other assets - 0.0%(a)		(955)
Net Assets - 100.0%		51,060,859

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Pet Care ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Pet Care ETF invested, as a percentage of net assets, in the following countries as of February 29, 2020:

United States	64.8%
United Kingdom	21.9%
Switzerland	4.6%
France	4.4%
Germany	3.3%
Japan	0.9%
Other (1)	0.1%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

RAFITM Long/Short

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 85.1%

Aerospace & Defense - 1.8%
Arconic, Inc.	156	4,579
Boeing Co. (The)	48	13,205
Curtiss-Wright Corp.	9	1,079
General Dynamics Corp.	50	7,985
Hexcel Corp.	8	517
Huntington Ingalls Industries, Inc.	6	1,233
L3Harris Technologies, Inc.	32	6,327
Lockheed Martin Corp.	37	13,685
Moog, Inc., Class A	6	463
Northrop Grumman Corp.	21	6,906
Raytheon Co.	48	9,051
Spirit AeroSystems Holdings, Inc., Class A	13	687
Teledyne Technologies, Inc.*	6	2,024
Textron, Inc.	53	2,152
TransDigm Group, Inc.	6	3,347
United Technologies Corp.	160	20,894
		94,134
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	29	1,998
Expeditors International of Washington, Inc.	21	1,479
FedEx Corp.	62	8,753
Hub Group, Inc., Class A*	15	693
United Parcel Service, Inc., Class B	135	12,216
XPO Logistics, Inc.*	38	2,811
		27,950
Airlines - 0.1%
American Airlines Group, Inc.	56	1,067
Delta Air Lines, Inc.	53	2,445
JetBlue Airways Corp.*	31	489
Southwest Airlines Co.	25	1,155
United Airlines Holdings, Inc.*	30	1,847
		7,003
Auto Components - 0.4%
Adient plc*	136	3,255
American Axle & Manufacturing Holdings, Inc.*	73	462
Aptiv plc	43	3,359
Autoliv, Inc.	23	1,535
BorgWarner, Inc.	53	1,675
Cooper Tire & Rubber Co.	19	484
Cooper-Standard Holdings, Inc.*	10	173
Dana, Inc.	59	848
Delphi Technologies plc*	52	734
Garrett Motion, Inc.*	38	264
Gentex Corp.	46	1,228
Goodyear Tire & Rubber Co. (The)	189	1,830
Lear Corp.	20	2,224
Tenneco, Inc., Class A	17	156
Visteon Corp.*	21	1,366
		19,593
Automobiles - 1.1%
Ford Motor Co.	3,953	27,513
General Motors Co.	777	23,699
Harley-Davidson, Inc.	62	1,889
Tesla, Inc.*	6	4,008
Thor Industries, Inc.	15	1,131
		58,240

Banks - 6.8%
Associated Banc-Corp.	34	576
Bank of America Corp.	2,219	63,241
Bank of Hawaii Corp.	6	446
Bank OZK	21	533
BankUnited, Inc.	26	772
CIT Group, Inc.	42	1,668
Citigroup, Inc.	816	51,783
Citizens Financial Group, Inc.	148	4,690
Comerica, Inc.	27	1,421
Commerce Bancshares, Inc.	14	855
Cullen/Frost Bankers, Inc.	9	705
East West Bancorp, Inc.	21	814
Fifth Third Bancorp	228	5,563
First Hawaiian, Inc.	18	431
First Horizon National Corp.	58	773
First Republic Bank	19	1,911
FNB Corp.	85	858
Fulton Financial Corp.	37	535
Hancock Whitney Corp.	19	636
Huntington Bancshares, Inc.	219	2,687
IBERIABANK Corp.	10	602
Investors Bancorp, Inc.	51	537
JPMorgan Chase & Co.	779	90,450
KeyCorp	233	3,810
M&T Bank Corp.	28	3,931
PacWest Bancorp	32	1,012
People's United Financial, Inc.	97	1,357
Pinnacle Financial Partners, Inc.	11	579
PNC Financial Services Group, Inc. (The)	118	14,915
Popular, Inc.	21	1,008
Prosperity Bancshares, Inc.	13	840
Regions Financial Corp.	290	3,921
Signature Bank	8	1,001
Sterling Bancorp	31	514
SVB Financial Group*	9	1,873
Synovus Financial Corp.	19	551
TCF Financial Corp.	31	1,130
Texas Capital Bancshares, Inc.*	11	518
Truist Financial Corp.	322	14,857
UMB Financial Corp.	7	407
Umpqua Holdings Corp.	61	939
United Bankshares, Inc.	19	549
US Bancorp	339	15,743
Webster Financial Corp.	15	570
Wells Fargo & Co.	1,387	56,659
Western Alliance Bancorp	14	645
Wintrust Financial Corp.	9	481
Zions Bancorp NA	34	1,358
		361,655
Beverages - 1.4%
Brown-Forman Corp., Class B	34	2,088
Coca-Cola Co. (The)	588	31,452
Coca-Cola European Partners plc	32	1,631
Constellation Brands, Inc., Class A	18	3,103
Molson Coors Beverage Co., Class B	55	2,728
Monster Beverage Corp.*	20	1,248
PepsiCo, Inc.	230	30,367
		72,617
Biotechnology - 1.3%
AbbVie, Inc.	225	19,285
Alexion Pharmaceuticals, Inc.*	20	1,881

RAFITM Long/Short

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Amgen, Inc.	97	19,374
Biogen, Inc.*	19	5,859
BioMarin Pharmaceutical, Inc.*	9	813
Gilead Sciences, Inc.	243	16,854
Regeneron Pharmaceuticals, Inc.*	7	3,112
United Therapeutics Corp.*	8	824
		68,002
Building Products - 0.3%
Allegion plc	9	1,035
AO Smith Corp.	14	554
Builders FirstSource, Inc.*	47	1,067
Fortune Brands Home & Security, Inc.	30	1,852
Johnson Controls International plc	218	7,972
Lennox International, Inc.	4	913
Masco Corp.	43	1,777
Owens Corning	33	1,864
Resideo Technologies, Inc.*	47	505
		17,539
Capital Markets - 2.3%
Affiliated Managers Group, Inc.	11	827
Ameriprise Financial, Inc.	33	4,663
Bank of New York Mellon Corp. (The)	207	8,259
BlackRock, Inc.	20	9,260
Cboe Global Markets, Inc.	9	1,026
Charles Schwab Corp. (The)	102	4,156
CME Group, Inc.	39	7,754
E*TRADE Financial Corp.	40	1,831
Eaton Vance Corp.	19	784
Federated Hermes, Inc., Class B	22	635
Franklin Resources, Inc.	102	2,220
Goldman Sachs Group, Inc. (The)	108	21,683
Intercontinental Exchange, Inc.	58	5,175
Invesco Ltd.	190	2,736
Janus Henderson Group plc	60	1,272
Legg Mason, Inc.	39	1,943
LPL Financial Holdings, Inc.	14	1,113
Moody's Corp.	9	2,160
Morgan Stanley	368	16,571
MSCI, Inc.	6	1,773
Nasdaq, Inc.	16	1,641
Northern Trust Corp.	34	2,984
Raymond James Financial, Inc.	21	1,756
S&P Global, Inc.	15	3,989
SEI Investments Co.	11	602
State Street Corp.	93	6,334
Stifel Financial Corp.	18	980
T. Rowe Price Group, Inc.	41	4,838
TD Ameritrade Holding Corp.	29	1,225
Waddell & Reed Financial, Inc., Class A	46	633
		120,823
Chemicals - 1.7%
Air Products & Chemicals, Inc.	31	6,808
Albemarle Corp.	19	1,555
Ashland Global Holdings, Inc.	13	930
Axalta Coating Systems Ltd.*	39	972
Cabot Corp.	18	673
Celanese Corp.	20	1,875
CF Industries Holdings, Inc.	62	2,285
Chemours Co. (The)	28	416
Corteva, Inc.	211	5,739

Dow, Inc.	213	8,607
DuPont de Nemours, Inc.	213	9,138
Eastman Chemical Co.	42	2,584
Ecolab, Inc.	26	4,692
Element Solutions, Inc.*	74	769
FMC Corp.	12	1,117
Huntsman Corp.	83	1,572
International Flavors & Fragrances, Inc.(b)	9	1,078
Linde plc	93	17,764
LyondellBasell Industries NV, Class A	120	8,575
Mosaic Co. (The)	112	1,907
Olin Corp.	44	712
PolyOne Corp.	18	446
PPG Industries, Inc.	42	4,387
RPM International, Inc.	23	1,475
Scotts Miracle-Gro Co. (The)	8	848
Sherwin-Williams Co. (The)	8	4,134
Trinseo SA	16	350
Westlake Chemical Corp.	6	335
		91,743
Commercial Services & Supplies - 0.3%
ABM Industries, Inc.	21	691
Cintas Corp.	6	1,600
Clean Harbors, Inc.*	15	1,043
Covanta Holding Corp.	38	508
Deluxe Corp.	13	433
IAA, Inc.*	21	897
KAR Auction Services, Inc.	20	385
Pitney Bowes, Inc.	175	599
Republic Services, Inc.	38	3,430
Stericycle, Inc.*	21	1,206
Waste Management, Inc.	62	6,870
		17,662
Communications Equipment - 0.6%
Ciena Corp.*	19	730
Cisco Systems, Inc.	683	27,272
CommScope Holding Co., Inc.*	56	617
EchoStar Corp., Class A*	17	594
F5 Networks, Inc.*	8	960
Juniper Networks, Inc.	63	1,337
Motorola Solutions, Inc.	15	2,485
ViaSat, Inc.*	7	402
		34,397
Construction & Engineering - 0.3%
AECOM*	96	4,314
Arcosa, Inc.	21	902
Dycom Industries, Inc.*	8	236
EMCOR Group, Inc.	17	1,308
Fluor Corp.	88	820
Jacobs Engineering Group, Inc.	34	3,140
MasTec, Inc.*	20	982
Quanta Services, Inc.	56	2,135
Tutor Perini Corp.*	44	638
Valmont Industries, Inc.	8	930
		15,405
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	7	1,593
Vulcan Materials Co.	15	1,804
		3,397
Consumer Finance - 1.0%
Ally Financial, Inc.	199	4,989

RAFITM Long/Short

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
American Express Co.	110	12,093
Capital One Financial Corp.	220	19,417
Discover Financial Services	92	6,034
Navient Corp.	236	2,650
OneMain Holdings, Inc.	31	1,139
Santander Consumer USA Holdings, Inc.	48	1,171
SLM Corp.	71	736
Synchrony Financial	240	6,984
		55,213
Containers & Packaging - 0.5%
AptarGroup, Inc.	7	708
Avery Dennison Corp.	15	1,717
Ball Corp.	41	2,889
Berry Global Group, Inc.*	30	1,139
Crown Holdings, Inc.*	36	2,538
Graphic Packaging Holding Co.	81	1,095
International Paper Co.	140	5,174
O-I Glass, Inc.	88	950
Packaging Corp. of America	23	2,084
Sealed Air Corp.	36	1,091
Silgan Holdings, Inc.	19	544
Sonoco Products Co.	22	1,061
Westrock Co.	100	3,325
		24,315
Distributors - 0.1%
Core-Mark Holding Co., Inc.	37	851
Genuine Parts Co.	35	3,054
LKQ Corp.*	85	2,514
		6,419
Diversified Consumer Services - 0.1%
Graham Holdings Co., Class B	2	1,006
H&R Block, Inc.	61	1,261
Service Corp. International	22	1,051
ServiceMaster Global Holdings, Inc.*	15	537
		3,855
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B*	299	61,696
Equitable Holdings, Inc.	97	2,076
Jefferies Financial Group, Inc.	122	2,404
Voya Financial, Inc.	64	3,369
		69,545
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	2,962	104,322
CenturyLink, Inc.	779	9,402
Frontier Communications Corp.*(b)	308	166
Verizon Communications, Inc.	1,248	67,592
Zayo Group Holdings, Inc.*	35	1,225
		182,707
Electric Utilities - 2.8%
ALLETE, Inc.	11	759
Alliant Energy Corp.	50	2,606
American Electric Power Co., Inc.	124	11,068
Avangrid, Inc.	13	646
Duke Energy Corp.	224	20,541
Edison International	105	7,055
Entergy Corp.	64	7,482
Evergy, Inc.	11	719
Eversource Energy	76	6,571
Exelon Corp.	309	13,321
FirstEnergy Corp.	105	4,676
Hawaiian Electric Industries, Inc.	33	1,414

IDACORP, Inc.	9	870
NextEra Energy, Inc.	76	19,210
OGE Energy Corp.	43	1,638
PG&E Corp.*	797	12,353
Pinnacle West Capital Corp.	29	2,595
PNM Resources, Inc.	20	942
Portland General Electric Co.	21	1,143
PPL Corp.	232	6,962
Southern Co. (The)	300	18,108
Xcel Energy, Inc.	120	7,478
		148,157
Electrical Equipment - 0.5%
Acuity Brands, Inc.	9	926
AMETEK, Inc.	20	1,720
Eaton Corp. plc	114	10,342
Emerson Electric Co.	127	8,142
EnerSys	7	431
Hubbell, Inc.	10	1,332
nVent Electric plc	36	864
Regal Beloit Corp.	11	854
Rockwell Automation, Inc.	15	2,753
Sensata Technologies Holding plc*	24	979
		28,343
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A	26	2,384
Anixter International, Inc.*	16	1,560
Arrow Electronics, Inc.*	55	3,688
Avnet, Inc.	75	2,301
Belden, Inc.	10	399
Benchmark Electronics, Inc.	20	544
CDW Corp.	20	2,284
Corning, Inc.	159	3,794
Flex Ltd.*	442	4,911
FLIR Systems, Inc.	15	637
Insight Enterprises, Inc.*	19	1,047
Jabil, Inc.	94	3,013
Keysight Technologies, Inc.*	15	1,421
Plexus Corp.*	10	664
Sanmina Corp.*	38	999
SYNNEX Corp.	15	1,875
TE Connectivity Ltd.	62	5,138
Tech Data Corp.*	42	5,980
Trimble, Inc.*	25	987
Vishay Intertechnology, Inc.	24	449
Zebra Technologies Corp., Class A*	6	1,266
		45,341
Energy Equipment & Services - 0.6%
Baker Hughes Co.	335	5,390
Diamond Offshore Drilling, Inc.*(b)	74	226
Halliburton Co.	198	3,358
Helmerich & Payne, Inc.	34	1,254
Nabors Industries Ltd.	413	727
National Oilwell Varco, Inc.	171	3,199
Noble Corp. plc*	610	428
Oceaneering International, Inc.*	59	622
Patterson-UTI Energy, Inc.	76	436
Schlumberger Ltd.	435	11,784
Transocean Ltd.*	372	1,246
Valaris plc	189	697
		29,367

RAFITM Long/Short

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Entertainment - 0.8%
Activision Blizzard, Inc.	75	4,360
Cinemark Holdings, Inc.	27	701
Electronic Arts, Inc.*	23	2,331
Liberty Media Corp.-Liberty Formula One, Class A*	6	225
Liberty Media Corp.-Liberty Formula One, Class C*	36	1,406
Lions Gate Entertainment Corp., Class A*	9	72
Lions Gate Entertainment Corp., Class B*	22	163
Live Nation Entertainment, Inc.*	20	1,215
Netflix, Inc.*	8	2,952
Take-Two Interactive Software, Inc.*	6	645
Walt Disney Co. (The)	251	29,530
		43,600
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	14	2,126
American Campus Communities, Inc.	28	1,216
American Homes 4 Rent, Class A	31	803
American Tower Corp.	28	6,350
Apartment Investment & Management Co., Class A	18	861
Apple Hospitality REIT, Inc.	74	967
AvalonBay Communities, Inc.	21	4,212
Boston Properties, Inc.	28	3,610
Brandywine Realty Trust	45	611
Brixmor Property Group, Inc.	85	1,548
Brookfield Property REIT, Inc., Class A	29	473
Camden Property Trust	15	1,590
CBL & Associates Properties, Inc.(b)	421	223
Colony Capital, Inc.	244	966
Columbia Property Trust, Inc.	37	698
CoreCivic, Inc.	74	1,096
Corporate Office Properties Trust	23	583
Cousins Properties, Inc.	15	535
Crown Castle International Corp.	47	6,735
CubeSmart	22	666
CyrusOne, Inc.	10	606
DiamondRock Hospitality Co.	61	556
Digital Realty Trust, Inc.(b)	30	3,603
Diversified Healthcare Trust	109	686
Douglas Emmett, Inc.	21	802
Duke Realty Corp.	53	1,721
EPR Properties	11	652
Equinix, Inc.	6	3,437
Equity Commonwealth	20	629
Equity LifeStyle Properties, Inc.	15	1,025
Equity Residential	62	4,656
Essex Property Trust, Inc.	7	1,984
Extra Space Storage, Inc.	12	1,204
Federal Realty Investment Trust	8	931
Gaming and Leisure Properties, Inc.	29	1,295
GEO Group, Inc. (The)	45	659
Healthcare Realty Trust, Inc.	18	617
Healthcare Trust of America, Inc., Class A	34	1,059
Healthpeak Properties, Inc.	97	3,069

Highwoods Properties, Inc.	19	853
Host Hotels & Resorts, Inc.	200	2,896
Hudson Pacific Properties, Inc.	23	742
Invitation Homes, Inc.	37	1,062
Iron Mountain, Inc.	77	2,342
Kilroy Realty Corp.	15	1,090
Kimco Realty Corp.	102	1,770
Lamar Advertising Co., Class A	15	1,256
Lexington Realty Trust	59	612
Life Storage, Inc.	6	647
Macerich Co. (The)(b)	38	776
Mack-Cali Realty Corp.	24	456
Medical Properties Trust, Inc.	55	1,162
Mid-America Apartment Communities, Inc.	21	2,714
National Retail Properties, Inc.	21	1,068
Omega Healthcare Investors, Inc.	34	1,346
Outfront Media, Inc.	58	1,528
Paramount Group, Inc.	56	680
Park Hotels & Resorts, Inc.	50	913
Piedmont Office Realty Trust, Inc., Class A	37	799
Prologis, Inc.	85	7,164
Public Storage	15	3,137
Rayonier, Inc.	32	849
Realty Income Corp.	33	2,389
Regency Centers Corp.	21	1,206
Retail Properties of America, Inc., Class A	61	639
RLJ Lodging Trust	58	766
Ryman Hospitality Properties, Inc.	6	417
Sabra Health Care REIT, Inc.	33	645
SBA Communications Corp.	7	1,856
Service Properties Trust	62	1,121
Simon Property Group, Inc.	36	4,431
SITE Centers Corp.	67	771
SL Green Realty Corp.	21	1,647
Spirit Realty Capital, Inc.	25	1,138
STORE Capital Corp.	19	624
Sun Communities, Inc.	7	1,070
Sunstone Hotel Investors, Inc.	65	712
Taubman Centers, Inc.	15	781
UDR, Inc.	34	1,529
Uniti Group, Inc.	46	449
Ventas, Inc.	78	4,194
VEREIT, Inc.	289	2,503
VICI Properties, Inc.	38	952
Vornado Realty Trust	32	1,715
Washington Prime Group, Inc.(b)	156	429
Weingarten Realty Investors	25	673
Welltower, Inc.	82	6,135
Weyerhaeuser Co.	178	4,624
WP Carey, Inc.	21	1,626
Xenia Hotels & Resorts, Inc.	37	554
		146,518
Food & Staples Retailing - 2.3%
BJ's Wholesale Club Holdings, Inc.*	60	1,156
Casey's General Stores, Inc.	8	1,304
Costco Wholesale Corp.	103	28,957
Kroger Co. (The)	521	14,656
Performance Food Group Co.*	46	1,950
Rite Aid Corp.*(b)	101	1,376
Sprouts Farmers Market, Inc.*	28	447

RAFITM Long/Short

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Sysco Corp.	114	7,598
United Natural Foods, Inc.*	94	608
US Foods Holding Corp.*	111	3,734
Walgreens Boots Alliance, Inc.	238	10,891
Walmart, Inc.	457	49,210
		121,887
Food Products - 1.4%
Archer-Daniels-Midland Co.	303	11,408
B&G Foods, Inc.(b)	17	252
Bunge Ltd.	134	6,291
Campbell Soup Co.	49	2,211
Conagra Brands, Inc.	117	3,123
Darling Ingredients, Inc.*	46	1,182
Flowers Foods, Inc.	43	926
General Mills, Inc.	164	8,036
Hershey Co. (The)	21	3,024
Hormel Foods Corp.	32	1,331
Ingredion, Inc.	22	1,832
JM Smucker Co. (The)	32	3,296
Kellogg Co.	62	3,749
Kraft Heinz Co. (The)	199	4,929
Lamb Weston Holdings, Inc.	10	869
McCormick & Co., Inc. (Non-Voting)	12	1,754
Mondelez International, Inc., Class A	255	13,464
Nomad Foods Ltd.*	37	683
Post Holdings, Inc.*	11	1,114
Sanderson Farms, Inc.	9	1,112
TreeHouse Foods, Inc.*	17	648
Tyson Foods, Inc., Class A	90	6,105
		77,339
Gas Utilities - 0.1%
Atmos Energy Corp.	19	1,962
National Fuel Gas Co.	16	586
New Jersey Resources Corp.	17	600
ONE Gas, Inc.	8	657
South Jersey Industries, Inc.	18	487
Southwest Gas Holdings, Inc.	11	711
Spire, Inc.	10	750
UGI Corp.	41	1,478
		7,231
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	167	12,864
Baxter International, Inc.	52	4,340
Becton Dickinson and Co.	23	5,470
Boston Scientific Corp.*	74	2,767
Cooper Cos., Inc. (The)	5	1,623
Danaher Corp.	59	8,530
DENTSPLY SIRONA, Inc.	33	1,625
Edwards Lifesciences Corp.*	7	1,434
Hill-Rom Holdings, Inc.	9	864
Hologic, Inc.*	30	1,414
Intuitive Surgical, Inc.*	5	2,670
Medtronic plc	201	20,235
ResMed, Inc.	11	1,749
STERIS plc	7	1,110
Stryker Corp.	24	4,574
Teleflex, Inc.	5	1,675
Varian Medical Systems, Inc.*	6	738
Zimmer Biomet Holdings, Inc.	28	3,812
		77,494

Health Care Providers & Services - 3.4%
Acadia Healthcare Co., Inc.*	31	918
AmerisourceBergen Corp.	119	10,034
Anthem, Inc.	50	12,855
Brookdale Senior Living, Inc.*	156	1,025
Cardinal Health, Inc.	253	13,186
Centene Corp.*	107	5,673
Cigna Corp.	35	6,403
Community Health Systems, Inc.*	244	1,203
CVS Health Corp.	502	29,708
DaVita, Inc.*	51	3,959
Encompass Health Corp.	16	1,197
HCA Healthcare, Inc.	69	8,764
Henry Schein, Inc.*	40	2,438
Humana, Inc.	26	8,312
Laboratory Corp. of America Holdings*	21	3,689
Magellan Health, Inc.*	15	900
McKesson Corp.	161	22,517
MEDNAX, Inc.*	33	564
Molina Healthcare, Inc.*	16	1,961
Owens & Minor, Inc.	169	1,154
Patterson Cos., Inc.	37	880
Quest Diagnostics, Inc.	34	3,606
Select Medical Holdings Corp.*	34	814
Tenet Healthcare Corp.*	115	3,022
UnitedHealth Group, Inc.	128	32,635
Universal Health Services, Inc., Class B	17	2,104
		179,521
Health Care Technology - 0.0%(c)
Cerner Corp.	35	2,424

Hotels, Restaurants & Leisure - 1.4%
Aramark	76	2,640
Bloomin' Brands, Inc.	24	432
Brinker International, Inc.	15	515
Caesars Entertainment Corp.*	134	1,703
Carnival Corp.	107	3,580
Chipotle Mexican Grill, Inc.*	3	2,321
Cracker Barrel Old Country Store, Inc.	7	1,003
Darden Restaurants, Inc.	22	2,145
Domino's Pizza, Inc.	4	1,358
Dunkin' Brands Group, Inc.	7	466
Extended Stay America, Inc.	46	505
Hilton Worldwide Holdings, Inc.	22	2,138
Hyatt Hotels Corp., Class A	7	536
International Game Technology plc	44	468
Las Vegas Sands Corp.	76	4,432
Marriott International, Inc., Class A	26	3,224
McDonald's Corp.	98	19,029
MGM Resorts International	105	2,579
Norwegian Cruise Line Holdings Ltd.*	45	1,677
Penn National Gaming, Inc.*	25	739
Royal Caribbean Cruises Ltd.	29	2,332
Six Flags Entertainment Corp.	14	354
Starbucks Corp.	108	8,470
Vail Resorts, Inc.	6	1,276
Wyndham Destinations, Inc.	17	678
Wyndham Hotels & Resorts, Inc.	14	713
Wynn Resorts Ltd.	23	2,484
Yum China Holdings, Inc.	35	1,533

RAFITM Long/Short

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Yum! Brands, Inc.	44	3,927
		73,257
Household Durables - 0.6%
DR Horton, Inc.	65	3,463
Garmin Ltd.	22	1,945
KB Home	24	782
Leggett & Platt, Inc.	28	1,110
Lennar Corp., Class A	50	3,017
Meritage Homes Corp.*	17	1,079
Mohawk Industries, Inc.*	22	2,665
Newell Brands, Inc.	219	3,379
NVR, Inc.*	1	3,667
PulteGroup, Inc.	69	2,774
Taylor Morrison Home Corp., Class A*	51	1,149
Tempur Sealy International, Inc.*	10	747
Toll Brothers, Inc.	32	1,185
TRI Pointe Group, Inc.*	51	782
Tupperware Brands Corp.	25	71
Whirlpool Corp.	31	3,964
		31,779
Household Products - 1.4%
Church & Dwight Co., Inc.	23	1,599
Clorox Co. (The)	16	2,551
Colgate-Palmolive Co.	117	7,906
Kimberly-Clark Corp.	65	8,527
Procter & Gamble Co. (The)	446	50,500
Spectrum Brands Holdings, Inc.	21	1,132
		72,215
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	257	4,300
NRG Energy, Inc.	48	1,594
Vistra Energy Corp.	101	1,942
		7,836
Industrial Conglomerates - 1.6%
3M Co.	77	11,492
Carlisle Cos., Inc.	9	1,308
General Electric Co.	5,020	54,618
Honeywell International, Inc.	95	15,406
Roper Technologies, Inc.	6	2,110
		84,934
Insurance - 3.8%
Aflac, Inc.	199	8,527
Alleghany Corp.*	6	4,033
Allstate Corp. (The)	106	11,156
American Equity Investment Life Holding Co.	33	834
American Financial Group, Inc.	21	1,941
American International Group, Inc.	542	22,851
Aon plc	20	4,160
Arch Capital Group Ltd.*	80	3,234
Arthur J Gallagher & Co.	26	2,535
Assurant, Inc.	20	2,412
Assured Guaranty Ltd.	43	1,755
Athene Holding Ltd., Class A*	54	2,227
Axis Capital Holdings Ltd.	29	1,627
Brighthouse Financial, Inc.*	76	2,724
Brown & Brown, Inc.	28	1,204
Chubb Ltd.	105	15,228
Cincinnati Financial Corp.	35	3,263
CNO Financial Group, Inc.	86	1,378
Everest Re Group Ltd.	12	2,975
Fidelity National Financial, Inc.	67	2,597

First American Financial Corp.	30	1,713
Genworth Financial, Inc., Class A*	552	2,153
Globe Life, Inc.	22	2,039
Hanover Insurance Group, Inc. (The)	11	1,304
Hartford Financial Services Group, Inc. (The)	136	6,793
Kemper Corp.	7	482
Lincoln National Corp.	81	3,677
Loews Corp.	104	4,746
Markel Corp.*	4	4,726
Marsh & McLennan Cos., Inc.	63	6,587
MetLife, Inc.	393	16,789
Old Republic International Corp.	102	2,011
Primerica, Inc.	9	1,002
Principal Financial Group, Inc.	104	4,617
ProAssurance Corp.	21	570
Progressive Corp. (The)	87	6,365
Prudential Financial, Inc.	198	14,939
Reinsurance Group of America, Inc.	21	2,563
RenaissanceRe Holdings Ltd.	7	1,193
Selective Insurance Group, Inc.	10	558
Travelers Cos., Inc. (The)	103	12,340
Unum Group	89	2,075
White Mountains Insurance Group Ltd.	1	990
Willis Towers Watson plc	20	3,785
WR Berkley Corp.	36	2,417
		203,095
Interactive Media & Services - 1.5%
Alphabet, Inc., Class A*	20	26,785
Alphabet, Inc., Class C*	20	26,787
Facebook, Inc., Class A*	120	23,096
IAC/InterActiveCorp*	6	1,224
Twitter, Inc.*	33	1,095
Yandex NV, Class A*	18	731
		79,718
Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc.*	14	26,372
Booking Holdings, Inc.*	5	8,478
eBay, Inc.	103	3,568
Expedia Group, Inc.	22	2,170
Qurate Retail, Inc., Series A*	156	1,064
		41,652
IT Services - 2.5%
Accenture plc, Class A	71	12,822
Akamai Technologies, Inc.*	21	1,817
Alliance Data Systems Corp.	8	687
Amdocs Ltd.	26	1,658
Automatic Data Processing, Inc.	34	5,261
Black Knight, Inc.*	14	934
Booz Allen Hamilton Holding Corp.	24	1,711
Broadridge Financial Solutions, Inc.	11	1,148
CACI International, Inc., Class A*	9	2,205
Cognizant Technology Solutions Corp., Class A	54	3,290
Conduent, Inc.*	116	379
CoreLogic, Inc.	16	726
DXC Technology Co.	62	1,495
Euronet Worldwide, Inc.*	7	868

RAFITM Long/Short

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Fidelity National Information Services, Inc.	50	6,986
Fiserv, Inc.*	50	5,468
FleetCor Technologies, Inc.*	9	2,392
Gartner, Inc.*	7	906
Global Payments, Inc.	20	3,679
International Business Machines Corp.	260	33,839
Jack Henry & Associates, Inc.	9	1,366
KBR, Inc.	46	1,194
Leidos Holdings, Inc.	36	3,695
Mastercard, Inc., Class A	30	8,708
Paychex, Inc.	35	2,712
PayPal Holdings, Inc.*	60	6,479
Perspecta, Inc.	44	1,099
Sabre Corp.	45	613
Science Applications International Corp.	7	561
Visa, Inc., Class A	86	15,631
Western Union Co. (The)	117	2,620
WEX, Inc.*	6	1,123
		134,072
Leisure Products - 0.1%
Brunswick Corp.	19	1,011
Hasbro, Inc.	22	1,700
Mattel, Inc.*(b)	182	2,146
Polaris, Inc.	16	1,320
		6,177
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	21	1,619
Bio-Rad Laboratories, Inc., Class A*	4	1,408
Charles River Laboratories International, Inc.*	7	1,089
ICON plc*	7	1,093
Illumina, Inc.*	6	1,594
IQVIA Holdings, Inc.*	17	2,371
Mettler-Toledo International, Inc.*	2	1,403
PerkinElmer, Inc.	7	605
Thermo Fisher Scientific, Inc.	32	9,306
Waters Corp.*	7	1,364
		21,852
Machinery - 1.5%
AGCO Corp.	21	1,269
Allison Transmission Holdings, Inc.	17	690
Caterpillar, Inc.	109	13,542
Colfax Corp.*	37	1,238
Crane Co.	7	476
Cummins, Inc.	34	5,144
Deere & Co.	63	9,858
Donaldson Co., Inc.	17	766
Dover Corp.	22	2,260
Flowserve Corp.	26	1,045
Fortive Corp.	20	1,383
Graco, Inc.	13	641
IDEX Corp.	6	888
Illinois Tool Works, Inc.	45	7,550
Ingersoll-Rand plc	38	4,904
ITT, Inc.	14	842
Kennametal, Inc.	15	417
Lincoln Electric Holdings, Inc.	8	655
Meritor, Inc.*	26	590

Middleby Corp. (The)*	9	1,006
Mueller Industries, Inc.	18	504
Navistar International Corp.*	19	690
Nordson Corp.	8	1,163
Oshkosh Corp.	19	1,371
PACCAR, Inc.	91	6,088
Parker-Hannifin Corp.	20	3,695
Pentair plc	33	1,300
Rexnord Corp.	23	671
Snap-on, Inc.	9	1,303
Stanley Black & Decker, Inc.	30	4,311
Terex Corp.	24	528
Timken Co. (The)	18	807
Toro Co. (The)	10	714
Trinity Industries, Inc.	51	1,038
WABCO Holdings, Inc.*	7	946
Westinghouse Air Brake Technologies Corp.	12	824
Xylem, Inc.	20	1,547
		82,664
Marine - 0.0%(c)
Kirby Corp.*	15	956

Media - 1.7%
Altice USA, Inc., Class A*	108	2,793
AMC Networks, Inc., Class A*	8	248
Charter Communications, Inc., Class A*	28	13,809
Comcast Corp., Class A	992	40,107
Discovery, Inc., Class A*	21	540
Discovery, Inc., Class C*	50	1,255
DISH Network Corp., Class A*	74	2,480
Fox Corp., Class A	35	1,076
Fox Corp., Class B	17	518
Interpublic Group of Cos., Inc. (The)	88	1,880
Liberty Broadband Corp., Class A*	4	495
Liberty Broadband Corp., Class C*	11	1,385
Liberty Global plc, Class A*	86	1,679
Liberty Global plc, Class C*	226	4,201
Liberty Latin America Ltd., Class A*	14	212
Liberty Latin America Ltd., Class C*	42	638
Liberty Media Corp.-Liberty SiriusXM, Class A*	23	1,027
Liberty Media Corp.-Liberty SiriusXM, Class C*	47	2,097
Meredith Corp.	7	184
News Corp., Class A	121	1,461
News Corp., Class B	34	423
Nexstar Media Group, Inc., Class A	9	1,035
Omnicom Group, Inc.	61	4,226
Sinclair Broadcast Group, Inc., Class A	18	418
TEGNA, Inc.	61	873
ViacomCBS, Inc.	166	4,085
		89,145
Metals & Mining - 0.5%
AK Steel Holding Corp.*	358	827
Alcoa Corp.*	91	1,262
Allegheny Technologies, Inc.*	21	359
Carpenter Technology Corp.	12	441

RAFITM Long/Short

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Cleveland-Cliffs, Inc.(b)	62	360
Commercial Metals Co.	61	1,114
Compass Minerals International, Inc.	11	600
Constellium SE, Class A*	78	967
Freeport-McMoRan, Inc.	520	5,179
Newmont Corp.	94	4,195
Nucor Corp.	91	3,763
Reliance Steel & Aluminum Co.	26	2,660
Royal Gold, Inc.	9	868
Steel Dynamics, Inc.	49	1,305
United States Steel Corp.(b)	76	610
Warrior Met Coal, Inc.	18	319
		24,829
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp.	134	2,283
Annaly Capital Management, Inc.	431	3,818
Blackstone Mortgage Trust, Inc., Class A	22	793
Chimera Investment Corp.	75	1,474
Invesco Mortgage Capital, Inc.	46	740
MFA Financial, Inc.	129	933
New Residential Investment Corp.	105	1,634
PennyMac Mortgage Investment Trust	31	642
Starwood Property Trust, Inc.	77	1,708
Two Harbors Investment Corp.	74	1,003
		15,028
Multiline Retail - 0.8%
Big Lots, Inc.	24	380
Dollar General Corp.	36	5,411
Dollar Tree, Inc.*	45	3,736
JC Penney Co., Inc.*(b)	1,289	889
Kohl's Corp.	75	2,936
Macy's, Inc.	254	3,360
Nordstrom, Inc.	58	2,013
Target Corp.	225	23,175
		41,900
Multi-Utilities - 1.1%
Ameren Corp.	57	4,503
Avista Corp.	21	990
Black Hills Corp.	10	722
CenterPoint Energy, Inc.	124	2,854
CMS Energy Corp.	62	3,746
Consolidated Edison, Inc.	96	7,567
Dominion Energy, Inc.	143	11,180
DTE Energy Co.	45	5,025
NiSource, Inc.	75	2,027
NorthWestern Corp.	12	844
Public Service Enterprise Group, Inc.	130	6,670
Sempra Energy	57	7,967
WEC Energy Group, Inc.	60	5,540
		59,635
Oil, Gas & Consumable Fuels - 4.6%
Antero Resources Corp.*	195	312
Apache Corp.	85	2,118
Cabot Oil & Gas Corp.	32	446
Chesapeake Energy Corp.*(b)	612	168
Chevron Corp.	601	56,097
Cimarex Energy Co.	9	297
CNX Resources Corp.*	80	425
Concho Resources, Inc.	21	1,428

ConocoPhillips	295	14,284
Continental Resources, Inc.	9	171
Cosan Ltd., Class A*	83	1,516
Delek US Holdings, Inc.	28	599
Devon Energy Corp.	120	1,949
Diamondback Energy, Inc.	10	620
EOG Resources, Inc.	64	4,049
EQT Corp.	74	434
Exxon Mobil Corp.	1,415	72,788
Gulfport Energy Corp.*	73	60
Hess Corp.	65	3,652
HollyFrontier Corp.	62	2,088
Kinder Morgan, Inc.	653	12,518
Marathon Oil Corp.	270	2,236
Marathon Petroleum Corp.	204	9,674
Murphy Oil Corp.	75	1,414
Noble Energy, Inc.	139	2,200
Oasis Petroleum, Inc.*	157	257
Occidental Petroleum Corp.	227	7,432
ONEOK, Inc.	62	4,137
Parsley Energy, Inc., Class A	43	576
PBF Energy, Inc., Class A	74	1,657
PDC Energy, Inc.*	18	342
Peabody Energy Corp.	24	140
Phillips 66	182	13,624
Pioneer Natural Resources Co.	20	2,456
QEP Resources, Inc.	120	270
Range Resources Corp.(b)	107	296
SM Energy Co.	44	289
Targa Resources Corp.	61	1,976
Valero Energy Corp.	219	14,509
Whiting Petroleum Corp.*(b)	31	57
Williams Cos., Inc. (The)	259	4,934
World Fuel Services Corp.	55	1,555
WPX Energy, Inc.*	86	802
		246,852
Paper & Forest Products - 0.0%(c)
Domtar Corp.	25	719
Louisiana-Pacific Corp.	26	740
		1,459
Personal Products - 0.1%
Coty, Inc., Class A	85	785
Edgewell Personal Care Co.*	15	455
Estee Lauder Cos., Inc. (The), Class A	15	2,754
Herbalife Nutrition Ltd.*	11	356
Nu Skin Enterprises, Inc., Class A	10	245
		4,595
Pharmaceuticals - 3.2%
Allergan plc	80	15,254
Bristol-Myers Squibb Co.	302	17,836
Catalent, Inc.*	16	824
Eli Lilly & Co.	91	11,478
Jazz Pharmaceuticals plc*	7	802
Johnson & Johnson	388	52,178
Mallinckrodt plc*	90	385
Merck & Co., Inc.	387	29,629
Mylan NV*	159	2,733
Perrigo Co. plc	32	1,622
Pfizer, Inc.	1,078	36,027
Zoetis, Inc.	21	2,798
		171,566

RAFITM Long/Short

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Professional Services - 0.3%
CoStar Group, Inc.*	2	1,335
Equifax, Inc.	15	2,131
IHS Markit Ltd.	34	2,422
ManpowerGroup, Inc.	34	2,582
Nielsen Holdings plc	120	2,185
Robert Half International, Inc.	20	1,008
TransUnion	14	1,245
Verisk Analytics, Inc.	9	1,396
		14,304
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	54	3,032
Howard Hughes Corp. (The)*	9	971
Jones Lang LaSalle, Inc.	7	1,034
Realogy Holdings Corp.(b)	70	649
		5,686
Road & Rail - 0.8%
Avis Budget Group, Inc.*	97	3,140
CSX Corp.	103	7,256
Hertz Global Holdings, Inc.*	175	2,238
JB Hunt Transport Services, Inc.	11	1,061
Kansas City Southern	18	2,712
Knight-Swift Transportation Holdings, Inc.	27	862
Landstar System, Inc.	9	909
Norfolk Southern Corp.	42	7,659
Old Dominion Freight Line, Inc.	8	1,551
Ryder System, Inc.	35	1,332
Union Pacific Corp.	95	15,182
YRC Worldwide, Inc.*(b)	102	216
		44,118
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc.*	29	1,319
Analog Devices, Inc.	33	3,599
Applied Materials, Inc.	126	7,323
Broadcom, Inc.	24	6,543
Cree, Inc.*	14	626
Cypress Semiconductor Corp.	42	970
First Solar, Inc.*	28	1,281
Intel Corp.	806	44,749
KLA Corp.	34	5,226
Lam Research Corp.	14	4,108
Marvell Technology Group Ltd.	56	1,193
Maxim Integrated Products, Inc.	35	1,947
Microchip Technology, Inc.	21	1,905
Micron Technology, Inc.*	214	11,248
NVIDIA Corp.	22	5,941
NXP Semiconductors NV	52	5,912
ON Semiconductor Corp.*	60	1,120
Qorvo, Inc.*	21	2,112
QUALCOMM, Inc.	363	28,423
Skyworks Solutions, Inc.	21	2,104
Teradyne, Inc.	20	1,175
Texas Instruments, Inc.	97	11,072
Xilinx, Inc.	17	1,419
		151,315
Software - 2.6%
Adobe, Inc.*	12	4,141
ANSYS, Inc.*	7	1,695
Avaya Holdings Corp.*	31	402
Cadence Design Systems, Inc.*	12	794
CDK Global, Inc.	9	414
Cerence, Inc.*	3	65

Check Point Software Technologies Ltd.*	8	830
Citrix Systems, Inc.	7	724
Intuit, Inc.	8	2,127
Microsoft Corp.	625	101,256
NortonLifeLock, Inc.	167	3,178
Nuance Communications, Inc.*	46	995
Oracle Corp.	345	17,064
salesforce.com, Inc.*	20	3,408
SS&C Technologies Holdings, Inc.	10	555
Synopsys, Inc.*	11	1,517
Teradata Corp.*	14	279
VMware, Inc., Class A*	5	603
		140,047
Specialty Retail - 2.1%
Aaron's, Inc.	13	511
Abercrombie & Fitch Co., Class A	35	460
Advance Auto Parts, Inc.	10	1,330
American Eagle Outfitters, Inc.	43	554
Asbury Automotive Group, Inc.*	15	1,330
Ascena Retail Group, Inc.*	14	53
AutoNation, Inc.*	58	2,478
AutoZone, Inc.*	5	5,163
Bed Bath & Beyond, Inc.(b)	138	1,492
Best Buy Co., Inc.	95	7,187
Burlington Stores, Inc.*	9	1,946
CarMax, Inc.*	53	4,627
Designer Brands, Inc., Class A	16	216
Dick's Sporting Goods, Inc.	31	1,129
Foot Locker, Inc.	33	1,196
GameStop Corp., Class A(b)	166	598
Gap, Inc. (The)	92	1,318
Genesco, Inc.*	12	413
Group 1 Automotive, Inc.	20	1,705
Home Depot, Inc. (The)	134	29,191
L Brands, Inc.	149	3,227
Lithia Motors, Inc., Class A	11	1,311
Lowe's Cos., Inc.	131	13,961
Michaels Cos., Inc. (The)*	51	219
Murphy USA, Inc.*	23	2,242
Office Depot, Inc.	467	1,097
O'Reilly Automotive, Inc.*	9	3,318
Penske Automotive Group, Inc.	23	1,058
Ross Stores, Inc.	34	3,699
Sally Beauty Holdings, Inc.*	45	560
Signet Jewelers Ltd.	57	1,329
Tiffany & Co.	19	2,538
TJX Cos., Inc. (The)	159	9,508
Tractor Supply Co.	16	1,416
Ulta Beauty, Inc.*	6	1,543
Urban Outfitters, Inc.*	20	470
Williams-Sonoma, Inc.	24	1,497
		111,890
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	653	178,504
Dell Technologies, Inc., Class C*	49	1,983
Diebold Nixdorf, Inc.*	74	519
Hewlett Packard Enterprise Co.	585	7,482
HP, Inc.	348	7,235
NCR Corp.*	54	1,361
NetApp, Inc.	32	1,495
Seagate Technology plc	103	4,939
Western Digital Corp.	120	6,667

RAFITM Long/Short

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Xerox Holdings Corp.	83	2,673
		212,858
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd.*	35	904
Carter's, Inc.	7	640
Fossil Group, Inc.*	44	202
Hanesbrands, Inc.	74	980
Kontoor Brands, Inc.(b)	6	202
Lululemon Athletica, Inc.*	7	1,522
NIKE, Inc., Class B	97	8,670
PVH Corp.	20	1,482
Ralph Lauren Corp.	11	1,161
Skechers U.S.A., Inc., Class A*	21	695
Tapestry, Inc.	70	1,641
Under Armour, Inc., Class A*	18	255
Under Armour, Inc., Class C*	19	237
VF Corp.	40	2,880
		21,471
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	75	902
New York Community Bancorp, Inc.	200	2,162
Radian Group, Inc.	31	658
Washington Federal, Inc.	21	630
		4,352
Tobacco - 0.9%
Altria Group, Inc.	446	18,005
Philip Morris International, Inc.	344	28,163
Universal Corp.	11	543
		46,711
Trading Companies & Distributors - 0.4%
AerCap Holdings NV*	63	3,281
Air Lease Corp.	22	844
Beacon Roofing Supply, Inc.*	20	594
Fastenal Co.	65	2,224
GATX Corp.	11	787
HD Supply Holdings, Inc.*	32	1,217
MRC Global, Inc.*	38	331
MSC Industrial Direct Co., Inc., Class A	9	556
NOW, Inc.*	35	309
Rush Enterprises, Inc., Class A	15	629
United Rentals, Inc.*	23	3,047
Univar Solutions, Inc.*	57	968
Watsco, Inc.	9	1,413
WESCO International, Inc.*	31	1,258
WW Grainger, Inc.	6	1,665
		19,123
Transportation Infrastructure - 0.0%(c)
Macquarie Infrastructure Corp.	35	1,374

Water Utilities - 0.1%
American Water Works Co., Inc.	26	3,215
Essential Utilities, Inc.	24	1,032
		4,247
Wireless Telecommunication Services - 0.2%
Sprint Corp.*	367	3,373
Telephone & Data Systems, Inc.	40	806
T-Mobile US, Inc.*	71	6,401
		10,580
TOTAL COMMON STOCKS (Cost $3,869,692)		4,542,728

SECURITIES LENDING REINVESTMENTS(d) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class
1.49% (Cost $8,588)	8,588	8,588

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 14.0%

REPURCHASE AGREEMENTS(e) - 14.0%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $749,092 (Cost $748,994)	748,994	748,994

Total Investments - 99.3% (Cost $4,627,274)		5,300,310
Other Assets Less Liabilities - 0.7%		36,404
Net Assets - 100.0%		5,336,714

RAFITM Long/Short

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $114,940.
(b)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $12,675, collateralized in the form of cash with a value of $8,588 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $4,526 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from March 19, 2020 – November 15, 2049; a total value of $13,114.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $8,588.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

RAFITM Long/Short had the following open non-exchange traded total return swap agreements as of February 29, 2020:

Notional Amount ($)	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(462,357)	12/7/2020	Goldman Sachs International	(1.77)%	Russell 1000 Total Return Index	(63,615)
46,153	12/7/2020	Goldman Sachs International	2.02%	FTSE RAFI US 1000 Total Return Index	31,449
(4,305,508)	1/6/2021	Societe Generale	(1.37)%	Russell 1000 Total Return Index	113,379
125,044	1/6/2021	Societe Generale	1.87%	FTSE RAFI US 1000 Total Return Index	(13,643)
(4,596,668)					67,570
				Total Unrealized Appreciation	144,828
				Total Unrealized Depreciation	(77,258)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of February 29, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Russell 2000 Dividend Growers ETF
Schedule of Portfolio Investments
February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Banks - 9.3%
BancFirst Corp.	213,055	10,929,722
Community Bank System, Inc.	187,680	11,412,821
Southside Bancshares, Inc.	356,153	11,475,250
Tompkins Financial Corp.	145,413	11,557,425
UMB Financial Corp.	188,341	10,952,029
United Bankshares, Inc.	336,080	9,705,990
		66,033,237
Capital Markets - 1.5%
Westwood Holdings Group, Inc.	425,933	10,810,180

Chemicals - 7.9%
Balchem Corp.	124,489	11,759,231
HB Fuller Co.	249,523	9,788,787
Quaker Chemical Corp.	83,608	13,174,113
Sensient Technologies Corp.	198,834	9,778,656
Stepan Co.	130,518	11,463,396
		55,964,183
Commercial Services & Supplies - 9.7%
ABM Industries, Inc.	334,598	11,014,966
Brady Corp., Class A	220,651	10,445,618
Healthcare Services Group, Inc.	500,438	13,782,063
Matthews International Corp., Class A	326,701	9,657,282
McGrath RentCorp	166,902	11,591,344
MSA Safety, Inc.	100,947	12,282,221
		68,773,494
Electric Utilities - 3.3%
ALLETE, Inc.	160,876	11,098,835
Portland General Electric Co.	230,645	12,549,395
		23,648,230
Electronic Equipment, Instruments & Components - 1.8%
Badger Meter, Inc.	208,014	12,524,523

Equity Real Estate Investment Trusts (REITs) - 6.3%
National Health Investors, Inc.	156,235	12,769,086
Tanger Factory Outlet Centers, Inc.(a)	815,406	9,768,564
Universal Health Realty Income Trust	104,604	11,267,943
Urstadt Biddle Properties, Inc., Class A	520,862	10,734,966
		44,540,559
Food & Staples Retailing - 1.4%
Andersons, Inc. (The)	534,369	9,816,358

Food Products - 6.2%
Calavo Growers, Inc.	143,533	10,398,966
J&J Snack Foods Corp.	67,601	10,871,593
Lancaster Colony Corp.	80,668	11,652,492
Tootsie Roll Industries, Inc.(a)	357,352	11,463,867
		44,386,918
Gas Utilities - 9.6%
Chesapeake Utilities Corp.	137,152	11,726,496
New Jersey Resources Corp.	298,722	10,547,874
Northwest Natural Holding Co.	187,014	12,299,911
South Jersey Industries, Inc.	411,770	11,138,378
Southwest Gas Holdings, Inc.	169,810	10,983,311
Spire, Inc.	160,419	12,039,446
		68,735,416
Health Care Equipment & Supplies - 3.0%
Atrion Corp.	18,081	11,143,501
Utah Medical Products, Inc.	119,798	10,470,345
		21,613,846
Health Care Providers & Services - 5.2%
Ensign Group, Inc. (The)	293,172	13,046,154
National HealthCare Corp.	149,666	11,106,714
Pennant Group, Inc. (The)*	487,249	13,238,555
		37,391,423
Insurance - 3.1%
American Equity Investment Life Holding Co.	429,951	10,869,161
RLI Corp.	139,186	11,187,771
		22,056,932
IT Services - 1.5%
Cass Information Systems, Inc.	224,696	10,549,477

Machinery - 6.4%
Franklin Electric Co., Inc.	228,232	11,797,312
Gorman-Rupp Co. (The)	345,823	11,062,878
Hillenbrand, Inc.	388,699	9,095,556
Lindsay Corp.	139,858	13,850,138
		45,805,884
Media - 1.3%
Meredith Corp.	360,787	9,506,737

Multi-Utilities - 5.2%
Avista Corp.	269,555	12,709,518
Black Hills Corp.	166,347	12,010,253
NorthWestern Corp.	177,961	12,517,777
		37,237,548
Personal Products - 1.5%
Inter Parfums, Inc.	175,226	10,524,074

Specialty Retail - 2.7%
Aaron’s, Inc.	216,113	8,499,724
Group 1 Automotive, Inc.	123,120	10,493,518
		18,993,242
Thrifts & Mortgage Finance - 1.5%
Northwest Bancshares, Inc.	769,195	10,684,119

Tobacco - 3.2%
Universal Corp.	239,184	11,803,730
Vector Group Ltd.	952,298	11,065,703
		22,869,433
Trading Companies & Distributors - 1.6%
GATX Corp.	155,694	11,136,792

Water Utilities - 6.4%
American States Water Co.	147,382	11,287,987
California Water Service Group	245,912	11,793,940
Middlesex Water Co.	201,383	11,976,247
SJW Group	178,223	10,903,683
		45,961,857
TOTAL COMMON STOCKS (Cost $754,070,897)		709,564,462

Russell 2000 Dividend Growers ETF
Schedule of Portfolio Investments
February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

SECURITIES LENDING REINVESTMENTS(b) - 2.0%

INVESTMENT COMPANIES - 2.0%
BlackRock Liquidity FedFund, Institutional Class 1.49% (Cost $14,092,926)	14,092,926	14,092,926

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(c) - 0.2%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $1,631,571
(Cost $1,631,356)	1,631,356	1,631,356

Total Investments - 101.8% (Cost $769,795,179)		725,288,744
Liabilities in excess of other assets - (1.8%)		(13,044,590)
Net Assets - 100.0%		712,244,154

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $13,495,422, collateralized in the form of cash with a value of $14,092,926 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(b)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $14,092,926.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Russell U.S. Dividend Growers ETF
Schedule of Portfolio Investments
February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Banks - 2.9%
Commerce Bancshares, Inc.	5,533	337,734
United Bankshares, Inc.	9,407	271,674
		609,408
Beverages - 3.3%
Coca-Cola Co. (The)	6,560	350,894
PepsiCo, Inc.	2,604	343,806
		694,700
Capital Markets - 4.4%
Eaton Vance Corp.	7,559	311,884
Franklin Resources, Inc.	13,229	287,863
S&P Global, Inc.	1,303	346,481
		946,228
Chemicals - 8.6%
Air Products & Chemicals, Inc.	1,541	338,419
HB Fuller Co.	6,982	273,904
PPG Industries, Inc.	2,694	281,388
RPM International, Inc.	4,800	307,728
Sherwin-Williams Co. (The)	615	317,801
Stepan Co.	3,649	320,492
		1,839,732
Commercial Services & Supplies - 4.8%
ABM Industries, Inc.	9,363	308,230
Cintas Corp.	1,391	371,035
MSA Safety, Inc.	2,821	343,231
		1,022,496
Containers & Packaging - 1.3%
Sonoco Products Co.	5,812	280,197

Distributors - 1.4%
Genuine Parts Co.	3,447	300,716

Electric Utilities - 1.5%
MGE Energy, Inc.	4,621	329,662

Electrical Equipment - 1.4%
Emerson Electric Co.	4,759	305,099

Energy Equipment & Services - 1.5%
Helmerich & Payne, Inc.	8,786	324,116

Equity Real Estate Investment Trusts (REITs) - 1.5%
Federal Realty Investment Trust	2,714	315,747

Food & Staples Retailing - 4.2%
Sysco Corp.	4,320	287,928
Walgreens Boots Alliance, Inc.	6,090	278,678
Walmart, Inc.	2,983	321,210
		887,816
Food Products - 6.0%
Archer-Daniels-Midland Co.	8,139	306,433
Hormel Foods Corp.	7,875	327,600
Lancaster Colony Corp.	2,259	326,313
Tootsie Roll Industries, Inc.	10,002	320,864
		1,281,210
Gas Utilities - 3.0%
National Fuel Gas Co.	7,917	289,842
Northwest Natural Holding Co.	5,238	344,503
		634,345
Health Care Equipment & Supplies - 4.5%
Abbott Laboratories	4,179	321,908
Becton Dickinson and Co.	1,370	325,814
Medtronic plc	3,160	318,117
		965,839
Hotels, Restaurants & Leisure - 1.7%
McDonald’s Corp.	1,831	355,525

Household Durables - 1.3%
Leggett & Platt, Inc.	6,732	266,991

Household Products - 6.6%
Clorox Co. (The)	2,356	375,593
Colgate-Palmolive Co.	5,237	353,864
Kimberly-Clark Corp.	2,610	342,406
Procter & Gamble Co. (The)	2,876	325,649
		1,397,512
Industrial Conglomerates - 1.5%
3M Co.	2,084	311,016

Insurance - 5.8%
Aflac, Inc.	6,738	288,723
Cincinnati Financial Corp.	3,392	316,270
Old Republic International Corp.	15,879	313,134
RLI Corp.	3,901	313,563
		1,231,690
IT Services - 1.5%
Automatic Data Processing, Inc.	2,100	324,954

Machinery - 9.1%
Dover Corp.	3,172	325,891
Gorman-Rupp Co. (The)	9,685	309,823
Illinois Tool Works, Inc.	2,046	343,278
Nordson Corp.	2,132	309,780
Stanley Black & Decker, Inc.	2,250	323,325
Tennant Co.	4,511	322,717
		1,934,814
Metals & Mining - 1.2%
Nucor Corp.	6,202	256,453

Multiline Retail - 1.4%
Target Corp.	2,858	294,374

Multi-Utilities - 3.1%
Black Hills Corp.	4,656	336,163
Consolidated Edison, Inc.	4,115	324,344
		660,507
Oil, Gas & Consumable Fuels - 1.2%
Exxon Mobil Corp.	5,135	264,144

Pharmaceuticals - 1.6%
Johnson & Johnson	2,547	342,521

Specialty Retail - 1.5%
Lowe’s Cos., Inc.	3,075	327,703

Textiles, Apparel & Luxury Goods - 1.3%
VF Corp.	3,946	284,112

Tobacco - 1.6%
Universal Corp.	6,700	330,645

Russell U.S. Dividend Growers ETF
Schedule of Portfolio Investments
February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Trading Companies & Distributors - 1.5%
WW Grainger, Inc.	1,114	309,180

Water Utilities - 6.0%
American States Water Co.	4,121	315,627
California Water Service Group	6,888	330,349
Middlesex Water Co.	5,641	335,470
SJW Group	4,992	305,411
		1,286,857
Wireless Telecommunication Services - 1.4%
Telephone & Data Systems, Inc.	14,523	292,493

TOTAL COMMON STOCKS (Cost $24,064,059)		21,208,802

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(a) - 0.2%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $49,656
(Cost $49,650)	49,650	49,650

Total Investments - 99.8% (Cost $24,113,709)		21,258,452
Other Assets Less Liabilities - 0.2%		40,981
Net Assets - 100.0%		21,299,433

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Bond ETF

Schedule of Portfolio Investments
February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 98.4%

Aerospace & Defense - 3.3%
Boeing Co. (The)
2.70%, 2/1/2027	115,000	118,224
Lockheed Martin Corp.
4.70%, 5/15/2046	100,000	134,701
Northrop Grumman Corp.
3.25%, 1/15/2028	200,000	215,803
United Technologies Corp.
4.50%, 6/1/2042	240,000	307,925
4.63%, 11/16/2048	150,000	201,244
		977,897
Air Freight & Logistics - 0.3%
FedEx Corp.
4.05%, 2/15/2048	100,000	101,543

Automobiles - 0.7%
General Motors Co.
4.88%, 10/2/2023	200,000	217,431

Banks - 15.5%
Bank of America Corp.
2.63%, 4/19/2021	200,000	202,283
2.50%, 10/21/2022	200,000	203,053
3.30%, 1/11/2023	115,000	120,654
4.00%, 4/1/2024	100,000	108,852
3.25%, 10/21/2027	100,000	107,344
Citigroup, Inc.
2.35%, 8/2/2021	640,000	648,157
4.40%, 6/10/2025	100,000	111,476
3.20%, 10/21/2026	100,000	106,487
JPMorgan Chase & Co.
2.40%, 6/7/2021	200,000	202,069
2.30%, 8/15/2021	150,000	150,354
3.88%, 9/10/2024	150,000	162,414
3.90%, 7/15/2025	400,000	441,308
2.95%, 10/1/2026	202,000	214,214
PNC Financial Services Group, Inc. (The)
3.50%, 1/23/2024	282,000	301,055
US Bancorp
Series X, 3.15%, 4/27/2027	200,000	218,895
Wells Fargo & Co.
2.50%, 3/4/2021	150,000	151,167
2.63%, 7/22/2022	100,000	102,506
3.30%, 9/9/2024	168,000	179,580
3.55%, 9/29/2025	168,000	182,696
3.00%, 4/22/2026	200,000	211,939
3.00%, 10/23/2026	250,000	264,826
4.75%, 12/7/2046	150,000	189,193
		4,580,522
Beverages - 0.9%
PepsiCo, Inc.
4.00%, 5/2/2047	220,000	274,423

Biotechnology - 4.0%
AbbVie, Inc.
2.30%, 5/14/2021	100,000	100,586
3.20%, 5/14/2026	200,000	211,169
4.45%, 5/14/2046	140,000	161,518
4.88%, 11/14/2048	115,000	141,497
Amgen, Inc.
2.65%, 5/11/2022	200,000	204,566
Gilead Sciences, Inc.
2.95%, 3/1/2027	150,000	160,076
4.75%, 3/1/2046	150,000	193,453
		1,172,865
Capital Markets - 6.6%
Goldman Sachs Group, Inc. (The)
4.00%, 3/3/2024	105,000	114,161
3.50%, 11/16/2026	100,000	107,409
3.85%, 1/26/2027	250,000	274,622
6.75%, 10/1/2037	200,000	283,831
5.15%, 5/22/2045	100,000	128,717
Morgan Stanley
3.13%, 1/23/2023	200,000	208,845
4.10%, 5/22/2023	120,000	128,272
Series F, 3.88%, 4/29/2024	100,000	108,572
3.13%, 7/27/2026	100,000	106,599
3.63%, 1/20/2027	200,000	218,789
4.30%, 1/27/2045	100,000	123,398
4.38%, 1/22/2047	115,000	145,203
		1,948,418
Chemicals - 0.6%
DuPont de Nemours, Inc.
4.73%, 11/15/2028	150,000	174,414

Communications Equipment - 0.5%
Cisco Systems, Inc.
2.20%, 2/28/2021	150,000	150,992

Consumer Finance - 2.2%
American Express Co.
3.40%, 2/27/2023	100,000	105,286
American Express Credit Corp.
3.30%, 5/3/2027	100,000	109,780
Capital One Financial Corp.
3.30%, 10/30/2024	100,000	106,436
3.80%, 1/31/2028	100,000	109,185
General Motors Financial Co., Inc.
3.20%, 7/6/2021	100,000	101,181
3.45%, 1/14/2022	100,000	102,167
		634,035
Containers & Packaging - 0.4%
International Paper Co.
4.40%, 8/15/2047	100,000	112,527

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc.
2.75%, 3/15/2023	100,000	103,936
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	200,000	228,636
		332,572
Diversified Telecommunication Services - 8.0%
AT&T, Inc.
2.80%, 2/17/2021	100,000	100,811
3.60%, 2/17/2023	100,000	105,557
3.40%, 5/15/2025	450,000	479,374
5.25%, 3/1/2037	400,000	494,997
4.35%, 6/15/2045	150,000	169,042
Verizon Communications, Inc.
3.50%, 11/1/2024	202,000	218,700

S&P 500® Bond ETF

Schedule of Portfolio Investments
February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)
5.25%, 3/16/2037	300,000	400,761
4.86%, 8/21/2046	150,000	198,008
4.52%, 9/15/2048	150,000	193,997
		2,361,247
Electric Utilities - 1.3%
Duke Energy Corp.
3.75%, 4/15/2024	100,000	107,465
Southern California Edison Co.
4.00%, 4/1/2047	150,000	171,415
Southern Co. (The)
3.25%, 7/1/2026	110,000	117,991
		396,871
Energy Equipment & Services - 0.7%
Baker Hughes a GE Co. LLC
3.34%, 12/15/2027	100,000	105,068
Halliburton Co.
5.00%, 11/15/2045	100,000	108,524
		213,592
Entertainment - 0.9%
NBCUniversal Media LLC
4.38%, 4/1/2021	100,000	103,059
Walt Disney Co. (The)
2.75%, 9/1/2049	150,000	152,005
		255,064
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.
3.80%, 8/15/2029	100,000	110,162

Food & Staples Retailing - 2.6%
Kroger Co. (The)
4.45%, 2/1/2047	100,000	113,215
Walgreens Boots Alliance, Inc.
3.45%, 6/1/2026	130,000	136,719
Walmart, Inc.
3.55%, 6/26/2025	465,000	512,081
		762,015
Food Products - 2.1%
Campbell Soup Co.
4.15%, 3/15/2028	100,000	111,464
Conagra Brands, Inc.
5.40%, 11/1/2048	150,000	189,644
Kraft Heinz Foods Co.
3.00%, 6/1/2026	120,000	119,833
Tyson Foods, Inc.
5.10%, 9/28/2048	150,000	195,435
		616,376
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories
4.90%, 11/30/2046	110,000	153,208
Medtronic, Inc.
4.63%, 3/15/2045	150,000	202,996
		356,204
Health Care Providers & Services - 5.2%
Anthem, Inc.
3.65%, 12/1/2027	120,000	131,289
Cigna Corp.
4.38%, 10/15/2028	250,000	284,650
CVS Health Corp.
3.35%, 3/9/2021	320,000	325,284
3.50%, 7/20/2022	120,000	124,627
3.70%, 3/9/2023	170,000	179,586
4.10%, 3/25/2025	160,000	175,411
5.05%, 3/25/2048	150,000	184,445
UnitedHealth Group, Inc.
3.88%, 8/15/2059	115,000	130,968
		1,536,260
Hotels, Restaurants & Leisure - 0.9%
McDonald's Corp.
4.88%, 12/9/2045	100,000	129,413
4.45%, 3/1/2047	100,000	121,557
		250,970
Industrial Conglomerates - 1.1%
General Electric Co.
2.70%, 10/9/2022	100,000	102,178
6.88%, 1/10/2039	150,000	209,029
		311,207
Insurance - 1.2%
American International Group, Inc.
4.75%, 4/1/2048	150,000	192,147
Prudential Financial, Inc.
3.70%, 3/13/2051	150,000	159,531
		351,678
Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc.
3.88%, 8/22/2037	150,000	180,448
4.25%, 8/22/2057	200,000	268,557
		449,005
IT Services - 2.8%
Fiserv, Inc.
4.40%, 7/1/2049	150,000	179,480
International Business Machines Corp.
4.25%, 5/15/2049	135,000	168,345
Mastercard, Inc.
2.95%, 6/1/2029	300,000	325,217
Visa, Inc.
3.15%, 12/14/2025	150,000	162,919
		835,961
Media - 3.0%
Comcast Corp.
3.00%, 2/1/2024	150,000	158,428
3.15%, 2/15/2028	100,000	108,624
4.00%, 3/1/2048	100,000	118,545
4.70%, 10/15/2048	220,000	289,240
Discovery Communications LLC
2.95%, 3/20/2023	100,000	103,420
ViacomCBS, Inc.
4.38%, 3/15/2043	100,000	107,390
		885,647
Multiline Retail - 0.4%
Dollar Tree, Inc.
3.70%, 5/15/2023	100,000	106,104

Multi-Utilities - 0.7%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	150,000	213,837

Oil, Gas & Consumable Fuels - 5.7%
Apache Corp.
4.75%, 4/15/2043	150,000	141,665
Chevron Corp.
2.36%, 12/5/2022	150,000	153,696
3.19%, 6/24/2023	100,000	104,904
Exxon Mobil Corp.
3.04%, 3/1/2026	248,000	266,051

S&P 500® Bond ETF

Schedule of Portfolio Investments
February 29, 2020 (Unaudited)

	Principal
Investments	Amount ($)	Value ($)
Kinder Morgan, Inc.
4.30%, 3/1/2028	100,000	111,571
5.20%, 3/1/2048	100,000	118,422
MPLX LP
4.00%, 3/15/2028	150,000	157,976
4.50%, 4/15/2038	100,000	101,756
Occidental Petroleum Corp.
6.45%, 9/15/2036	150,000	177,464
Phillips 66
4.88%, 11/15/2044	100,000	120,252
Valero Energy Corp.
6.63%, 6/15/2037	100,000	135,824
Williams Cos., Inc. (The)
3.60%, 3/15/2022	100,000	103,125
		1,692,706
Pharmaceuticals - 3.9%
Allergan Funding SCS
3.80%, 3/15/2025	100,000	109,283
4.55%, 3/15/2035	80,000	95,698
Eli Lilly & Co.
3.38%, 3/15/2029	350,000	393,024
Johnson & Johnson
3.70%, 3/1/2046	100,000	121,467
Merck & Co., Inc.
2.75%, 2/10/2025	120,000	126,424
Mylan NV
3.95%, 6/15/2026	120,000	130,497
Pfizer, Inc.
7.20%, 3/15/2039	100,000	169,574
		1,145,967
Road & Rail - 0.4%
CSX Corp.
4.30%, 3/1/2048	100,000	121,020

Semiconductors & Semiconductor Equipment - 3.0%
Applied Materials, Inc.
3.30%, 4/1/2027	100,000	109,611
Broadcom Corp.
3.00%, 1/15/2022	100,000	101,935
3.63%, 1/15/2024	100,000	104,965
3.88%, 1/15/2027	100,000	104,517
3.50%, 1/15/2028	160,000	164,633
QUALCOMM, Inc.
3.25%, 5/20/2027	150,000	161,684
4.80%, 5/20/2045	100,000	126,988
		874,333
Software - 6.9%
Microsoft Corp.
1.55%, 8/8/2021	115,000	115,564
2.38%, 2/12/2022	392,000	400,900
2.40%, 8/8/2026	100,000	105,210
3.30%, 2/6/2027	100,000	110,775
4.45%, 11/3/2045	150,000	200,554
4.25%, 2/6/2047	150,000	196,736
3.95%, 8/8/2056	150,000	190,756
Oracle Corp.
2.40%, 9/15/2023	248,000	255,941
2.65%, 7/15/2026	148,000	156,288
3.80%, 11/15/2037	268,000	309,764
		2,042,488
Specialty Retail - 1.5%
Home Depot, Inc. (The)
2.63%, 6/1/2022	160,000	164,469
3.75%, 2/15/2024	160,000	174,733
Lowe’s Cos., Inc.
4.05%, 5/3/2047	100,000	112,564
		451,766
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.
2.25%, 2/23/2021	200,000	201,390
2.85%, 5/6/2021	200,000	203,471
2.40%, 5/3/2023	150,000	154,885
3.35%, 2/9/2027	100,000	110,152
2.90%, 9/12/2027	100,000	107,651
3.45%, 2/9/2045	100,000	112,736
4.65%, 2/23/2046	100,000	133,225
3.75%, 11/13/2047	100,000	118,326
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025(a)	120,000	136,379
6.35%, 10/15/2045(a)	100,000	125,031
		1,403,246
Tobacco - 2.1%
Altria Group, Inc.
4.00%, 1/31/2024	300,000	323,986
4.40%, 2/14/2026	150,000	167,835
Philip Morris International, Inc.
4.25%, 11/10/2044	100,000	115,703
		607,524
TOTAL CORPORATE BONDS (Cost $26,652,104)		29,028,889

SHORT-TERM INVESTMENTS - 0.7%

REPURCHASE AGREEMENTS(b) - 0.7%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $209,875
(Cost $209,847)	209,847	209,847

Total Investments - 99.1% (Cost $26,861,951)		29,238,736
Other Assets Less Liabilities - 0.9%		272,631
Net Assets - 100.0%		29,511,367

S&P 500® Bond ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

(a)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of February 29, 2020.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Dividend Aristocrats ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Aerospace & Defense - 3.0%
General Dynamics Corp.	566,229	90,421,109
United Technologies Corp.	684,070	89,332,701
		179,753,810
Air Freight & Logistics - 1.7%
Expeditors International of Washington, Inc.	1,409,638	99,266,708

Banks - 1.5%
People’s United Financial, Inc.	6,611,510	92,495,025

Beverages - 4.7%
Brown-Forman Corp., Class B	1,458,883	89,590,005
Coca-Cola Co. (The)	1,816,791	97,180,151
PepsiCo, Inc.	733,248	96,810,733
		283,580,889
Biotechnology - 1.8%
AbbVie, Inc.	1,254,400	107,514,625

Building Products - 1.5%
AO Smith Corp.	2,306,677	91,229,075

Capital Markets - 4.7%
Franklin Resources, Inc.	4,148,552	90,272,492
S&P Global, Inc.	355,434	94,513,455
T. Rowe Price Group, Inc.	798,843	94,271,462
		279,057,409
Chemicals - 9.5%
Air Products & Chemicals, Inc.	429,567	94,337,209
Albemarle Corp.	1,290,865	105,657,300
Ecolab, Inc.	529,230	95,499,554
Linde plc	499,037	95,321,057
PPG Industries, Inc.	832,943	87,000,896
Sherwin-Williams Co. (The)	176,169	91,035,331
		568,851,347
Commercial Services & Supplies - 1.7%
Cintas Corp.	369,717	98,618,313

Containers & Packaging - 1.6%
Amcor plc	9,989,746	93,104,433

Distributors - 1.6%
Genuine Parts Co.	1,068,547	93,220,040

Diversified Telecommunication Services - 1.6%
AT&T, Inc.	2,721,882	95,864,684

Electrical Equipment - 1.5%
Emerson Electric Co.	1,366,266	87,591,313

Equity Real Estate Investment Trusts (REITs) - 4.8%
Essex Property Trust, Inc.	338,617	95,950,513
Federal Realty Investment Trust	807,275	93,918,374
Realty Income Corp.	1,358,646	98,352,384
		288,221,271
Food & Staples Retailing - 4.6%
Sysco Corp.	1,268,211	84,526,263
Walgreens Boots Alliance, Inc.	2,013,692	92,146,546
Walmart, Inc.	916,256	98,662,446
		275,335,255

Food Products - 4.5%
Archer-Daniels-Midland Co.	2,365,518	89,061,753
Hormel Foods Corp.	2,218,769	92,300,790
McCormick & Co., Inc. (Non-Voting)	607,076	88,748,441
		270,110,984
Gas Utilities - 1.5%
Atmos Energy Corp.	892,762	92,177,676

Health Care Equipment & Supplies - 4.5%
Abbott Laboratories	1,159,208	89,293,792
Becton Dickinson and Co.	376,613	89,566,104
Medtronic plc	878,688	88,457,521
		267,317,417
Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	1,947,090	101,482,331

Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	496,082	96,324,242

Household Durables - 1.4%
Leggett & Platt, Inc.	2,059,598	81,683,657

Household Products - 6.6%
Clorox Co. (The)	662,068	105,546,881
Colgate-Palmolive Co.	1,490,644	100,722,815
Kimberly-Clark Corp.	730,668	95,856,335
Procter & Gamble Co. (The)	837,544	94,835,107
		396,961,138
Industrial Conglomerates - 3.1%
3M Co.	588,227	87,786,997
Roper Technologies, Inc.	278,080	97,800,736
		185,587,733
Insurance - 4.6%
Aflac, Inc.	2,000,237	85,710,156
Chubb Ltd.	689,380	99,980,781
Cincinnati Financial Corp.	988,468	92,164,756
		277,855,693
IT Services - 1.5%
Automatic Data Processing, Inc.	591,348	91,505,189

Machinery - 7.8%
Caterpillar, Inc.	746,492	92,744,166
Dover Corp.	894,819	91,933,704
Illinois Tool Works, Inc.	594,397	99,727,929
Pentair plc	2,268,237	89,345,856
Stanley Black & Decker, Inc.	629,459	90,453,258
		464,204,913
Metals & Mining - 1.4%
Nucor Corp.	2,082,106	86,095,083

Multiline Retail - 1.6%
Target Corp.	916,661	94,416,083

Multi-Utilities - 1.5%
Consolidated Edison, Inc.	1,119,460	88,235,837

Oil, Gas & Consumable Fuels - 2.8%
Chevron Corp.	936,902	87,450,432
Exxon Mobil Corp.	1,580,104	81,280,550
		168,730,982

S&P 500® Dividend Aristocrats ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Pharmaceuticals - 1.6%
Johnson & Johnson	706,527	95,013,751

Specialty Retail - 3.2%
Lowe's Cos., Inc.	871,668	92,893,659
Ross Stores, Inc.	905,255	98,473,639
		191,367,298
Textiles, Apparel & Luxury Goods - 1.5%
VF Corp.	1,239,706	89,258,832

Trading Companies & Distributors - 1.5%
WW Grainger, Inc.	318,517	88,401,208

TOTAL COMMON STOCKS (Cost $5,680,582,685)		5,960,434,244

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(a) - 0.1%

Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $6,903,935 (Cost $6,903,025)	6,903,025	6,903,025

Total Investments - 99.8% (Cost $5,687,485,710)		5,967,337,269
Other Assets Less Liabilities - 0.2%		10,419,383
Net Assets - 100.0%		5,977,756,652

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Aerospace & Defense - 2.5%
Arconic, Inc.	221	6,486
Boeing Co. (The)	307	84,459
General Dynamics Corp.	134	21,399
Huntington Ingalls Industries, Inc.	23	4,727
L3Harris Technologies, Inc.	128	25,309
Lockheed Martin Corp.	145	53,631
Northrop Grumman Corp.	90	29,596
Raytheon Co.	160	30,170
Textron, Inc.	130	5,278
TransDigm Group, Inc.	27	15,061
United Technologies Corp.	468	61,116
		337,232
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	80	5,512
Expeditors International of Washington, Inc.	100	7,042
FedEx Corp.	137	19,340
United Parcel Service, Inc., Class B	404	36,558
		68,452
Airlines - 0.3%
Alaska Air Group, Inc.	69	3,482
American Airlines Group, Inc.	223	4,248
Delta Air Lines, Inc.	330	15,223
Southwest Airlines Co.	274	12,656
United Airlines Holdings, Inc.*	126	7,760
		43,369
Auto Components - 0.1%
Aptiv plc	148	11,560
BorgWarner, Inc.	120	3,792
		15,352
Automobiles - 0.3%
Ford Motor Co.	2,246	15,632
General Motors Co.	725	22,113
Harley-Davidson, Inc.	87	2,651
		40,396
Banks - 5.1%
Bank of America Corp.	4,668	133,038
Citigroup, Inc.	1,260	79,960
Citizens Financial Group, Inc.	251	7,954
Comerica, Inc.	84	4,422
Fifth Third Bancorp	407	9,931
First Republic Bank	99	9,956
Huntington Bancshares, Inc.	595	7,301
JPMorgan Chase & Co.	1,809	210,043
KeyCorp	566	9,254
M&T Bank Corp.	78	10,950
People's United Financial, Inc.	256	3,581
PNC Financial Services Group, Inc. (The)	254	32,106
Regions Financial Corp.	555	7,504
SVB Financial Group*	28	5,828
Truist Financial Corp.	772	35,620
US Bancorp	818	37,988
Wells Fargo & Co.	2,218	90,605
Zions Bancorp NA	99	3,955
		699,996
Beverages - 2.0%
Brown-Forman Corp., Class B	105	6,448
Coca-Cola Co. (The)	2,224	118,962

Constellation Brands, Inc., Class A	98	16,893
Molson Coors Beverage Co., Class B	107	5,308
Monster Beverage Corp.*	218	13,606
PepsiCo, Inc.	804	106,152
		267,369
Biotechnology - 2.2%
AbbVie, Inc.	854	73,196
Alexion Pharmaceuticals, Inc.*	128	12,036
Amgen, Inc.	343	68,507
Biogen, Inc.*	105	32,381
Gilead Sciences, Inc.	729	50,563
Incyte Corp.*	104	7,843
Regeneron Pharmaceuticals, Inc.*	46	20,450
Vertex Pharmaceuticals, Inc.*	149	33,381
		298,357
Building Products - 0.3%
Allegion plc	53	6,094
AO Smith Corp.	79	3,124
Fortune Brands Home & Security, Inc.	80	4,940
Johnson Controls International plc	444	16,237
Masco Corp.	164	6,777
		37,172
Capital Markets - 2.8%
Ameriprise Financial, Inc.	72	10,174
Bank of New York Mellon Corp. (The)	485	19,351
BlackRock, Inc.	67	31,022
Cboe Global Markets, Inc.	64	7,296
Charles Schwab Corp. (The)	659	26,854
CME Group, Inc.	208	41,355
E*TRADE Financial Corp.	129	5,906
Franklin Resources, Inc.	160	3,482
Goldman Sachs Group, Inc. (The)	186	37,343
Intercontinental Exchange, Inc.	321	28,640
Invesco Ltd.	214	3,082
MarketAxess Holdings, Inc.	22	7,135
Moody's Corp.	92	22,083
Morgan Stanley	708	31,881
MSCI, Inc.	48	14,181
Nasdaq, Inc.	66	6,768
Northern Trust Corp.	124	10,882
Raymond James Financial, Inc.	70	5,854
S&P Global, Inc.	143	38,025
State Street Corp.	210	14,303
T. Rowe Price Group, Inc.	134	15,813
		381,430
Chemicals - 1.8%
Air Products & Chemicals, Inc.	128	28,110
Albemarle Corp.	62	5,075
Celanese Corp.	69	6,468
CF Industries Holdings, Inc.	125	4,607
Corteva, Inc.	430	11,696
Dow, Inc.	427	17,255
DuPont de Nemours, Inc.	427	18,318
Eastman Chemical Co.	80	4,921
Ecolab, Inc.	146	26,346
FMC Corp.	73	6,796
International Flavors & Fragrances, Inc.(a)	62	7,426
Linde plc	308	58,831

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	149	10,648
Mosaic Co. (The)	199	3,389
PPG Industries, Inc.	135	14,101
Sherwin-Williams Co. (The)	47	24,287
		248,274
Commercial Services & Supplies - 0.5%
Cintas Corp.	47	12,537
Copart, Inc.*	118	9,969
Republic Services, Inc.	123	11,102
Rollins, Inc.	81	3,032
Waste Management, Inc.	224	24,821
		61,461
Communications Equipment - 0.9%
Arista Networks, Inc.*	29	5,600
Cisco Systems, Inc.	2,445	97,629
F5 Networks, Inc.*	37	4,438
Juniper Networks, Inc.	192	4,074
Motorola Solutions, Inc.	101	16,734
		128,475
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	80	7,387
Quanta Services, Inc.	82	3,127
		10,514
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	37	8,419
Vulcan Materials Co.	78	9,380
		17,799
Consumer Finance - 0.6%
American Express Co.	386	42,433
Capital One Financial Corp.	271	23,918
Discover Financial Services	179	11,739
Synchrony Financial	342	9,952
		88,042
Containers & Packaging - 0.4%
Amcor plc	934	8,705
Avery Dennison Corp.	47	5,381
Ball Corp.	189	13,317
International Paper Co.	227	8,390
Packaging Corp. of America	56	5,075
Sealed Air Corp.	88	2,667
Westrock Co.	148	4,921
		48,456
Distributors - 0.1%
Genuine Parts Co.	84	7,328
LKQ Corp.*	175	5,177
		12,505
Diversified Consumer Services - 0.0%(b)
H&R Block, Inc.	111	2,294

Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B*	1,129	232,958

Diversified Telecommunication Services - 2.1%
AT&T, Inc.	4,210	148,276
CenturyLink, Inc.	563	6,796
Verizon Communications, Inc.	2,383	129,063
		284,135
Electric Utilities - 2.2%
Alliant Energy Corp.	136	7,088
American Electric Power Co., Inc.	283	25,261
Duke Energy Corp.	422	38,697
Edison International	207	13,908

Entergy Corp.	114	13,328
Evergy, Inc.	130	8,496
Eversource Energy	187	16,168
Exelon Corp.	559	24,099
FirstEnergy Corp.	313	13,938
NextEra Energy, Inc.	282	71,278
Pinnacle West Capital Corp.	65	5,817
PPL Corp.	414	12,424
Southern Co. (The)	604	36,457
Xcel Energy, Inc.	301	18,758
		305,717
Electrical Equipment - 0.5%
AMETEK, Inc.	131	11,266
Eaton Corp. plc	238	21,591
Emerson Electric Co.	349	22,375
Rockwell Automation, Inc.	66	12,111
		67,343
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	171	15,677
CDW Corp.	84	9,595
Corning, Inc.	443	10,570
FLIR Systems, Inc.	78	3,313
IPG Photonics Corp.*	21	2,680
Keysight Technologies, Inc.*	108	10,234
TE Connectivity Ltd.	193	15,994
Zebra Technologies Corp., Class A*	29	6,118
		74,181
Entertainment - 2.0%
Activision Blizzard, Inc.	444	25,810
Electronic Arts, Inc.*	169	17,132
Live Nation Entertainment, Inc.*	81	4,922
Netflix, Inc.*	254	93,734
Take-Two Interactive Software, Inc.*	65	6,986
Walt Disney Co. (The)	1,039	122,238
		270,822
Equity Real Estate Investment Trusts (REITs) - 3.1%
Alexandria Real Estate Equities, Inc.	70	10,632
American Tower Corp.	256	58,061
Apartment Investment & Management Co., Class A	85	4,066
AvalonBay Communities, Inc.	82	16,448
Boston Properties, Inc.	84	10,831
Crown Castle International Corp.	239	34,246
Digital Realty Trust, Inc.	122	14,653
Duke Realty Corp.	212	6,884
Equinix, Inc.	48	27,494
Equity Residential	199	14,945
Essex Property Trust, Inc.	39	11,051
Extra Space Storage, Inc.	73	7,326
Federal Realty Investment Trust	41	4,770
Healthpeak Properties, Inc.	284	8,986
Host Hotels & Resorts, Inc.	411	5,951
Iron Mountain, Inc.	166	5,048
Kimco Realty Corp.	241	4,181
Mid-America Apartment Communities, Inc.	66	8,531
Prologis, Inc.	426	35,903
Public Storage	87	18,194
Realty Income Corp.	188	13,609
Regency Centers Corp.	97	5,572

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
SBA Communications Corp.	65	17,231
Simon Property Group, Inc.	176	21,662
SL Green Realty Corp.	46	3,608
UDR, Inc.	169	7,602
Ventas, Inc.	214	11,507
Vornado Realty Trust	89	4,769
Welltower, Inc.	234	17,508
Weyerhaeuser Co.	428	11,120
		422,389
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	256	71,972
Kroger Co. (The)	463	13,024
Sysco Corp.	295	19,662
Walgreens Boots Alliance, Inc.	431	19,723
Walmart, Inc.	818	88,082
		212,463
Food Products - 1.2%
Archer-Daniels-Midland Co.	321	12,085
Campbell Soup Co.	98	4,422
Conagra Brands, Inc.	280	7,473
General Mills, Inc.	347	17,003
Hershey Co. (The)	86	12,383
Hormel Foods Corp.	158	6,573
JM Smucker Co. (The)	66	6,797
Kellogg Co.	144	8,708
Kraft Heinz Co. (The)	360	8,917
Lamb Weston Holdings, Inc.	85	7,386
McCormick & Co., Inc. (Non-Voting)	70	10,233
Mondelez International, Inc., Class A	831	43,877
Tyson Foods, Inc., Class A	171	11,599
		157,456
Gas Utilities - 0.1%
Atmos Energy Corp.	68	7,021

Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	1,018	78,417
ABIOMED, Inc.*	25	3,757
Align Technology, Inc.*	42	9,171
Baxter International, Inc.	295	24,624
Becton Dickinson and Co.	155	36,862
Boston Scientific Corp.*	802	29,987
Cooper Cos., Inc. (The)	27	8,763
Danaher Corp.	368	53,205
DENTSPLY SIRONA, Inc.	128	6,303
Edwards Lifesciences Corp.*	122	24,990
Hologic, Inc.*	153	7,209
IDEXX Laboratories, Inc.*	48	12,216
Intuitive Surgical, Inc.*	66	35,241
Medtronic plc	773	77,818
ResMed, Inc.	84	13,353
STERIS plc	48	7,614
Stryker Corp.	187	35,640
Teleflex, Inc.	26	8,711
Varian Medical Systems, Inc.*	51	6,271
Zimmer Biomet Holdings, Inc.	121	16,474
		496,626
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	87	7,336
Anthem, Inc.	147	37,792
Cardinal Health, Inc.	168	8,756
Centene Corp.*	336	17,815

Cigna Corp.	215	39,332
CVS Health Corp.	750	44,385
DaVita, Inc.*	50	3,881
HCA Healthcare, Inc.	152	19,306
Henry Schein, Inc.*	84	5,119
Humana, Inc.	78	24,935
Laboratory Corp. of America Holdings*	58	10,190
McKesson Corp.	105	14,685
Quest Diagnostics, Inc.	79	8,379
UnitedHealth Group, Inc.	545	138,953
Universal Health Services, Inc., Class B	46	5,692
		386,556
Health Care Technology - 0.1%
Cerner Corp.	179	12,399

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	231	7,729
Chipotle Mexican Grill, Inc.*	16	12,377
Darden Restaurants, Inc.	70	6,825
Hilton Worldwide Holdings, Inc.	165	16,038
Las Vegas Sands Corp.	194	11,312
Marriott International, Inc., Class A	156	19,344
McDonald's Corp.	433	84,076
MGM Resorts International	297	7,294
Norwegian Cruise Line Holdings Ltd.*	123	4,583
Royal Caribbean Cruises Ltd.	101	8,122
Starbucks Corp.	682	53,489
Wynn Resorts Ltd.	57	6,155
Yum! Brands, Inc.	174	15,530
		252,874
Household Durables - 0.4%
DR Horton, Inc.	193	10,281
Garmin Ltd.	84	7,425
Leggett & Platt, Inc.	77	3,054
Lennar Corp., Class A	163	9,836
Mohawk Industries, Inc.*	36	4,361
Newell Brands, Inc.	218	3,364
NVR, Inc.*	2	7,334
PulteGroup, Inc.	147	5,909
Whirlpool Corp.	38	4,859
		56,423
Household Products - 1.8%
Church & Dwight Co., Inc.	142	9,872
Clorox Co. (The)	71	11,319
Colgate-Palmolive Co.	494	33,379
Kimberly-Clark Corp.	197	25,844
Procter & Gamble Co. (The)	1,438	162,825
		243,239
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	382	6,391
NRG Energy, Inc.	145	4,815
		11,206
Industrial Conglomerates - 1.4%
3M Co.	330	49,249
General Electric Co.	5,035	54,781
Honeywell International, Inc.	411	66,652
Roper Technologies, Inc.	61	21,454
		192,136
Insurance - 2.3%
Aflac, Inc.	424	18,168

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Allstate Corp. (The)	188	19,787
American International Group, Inc.	500	21,080
Aon plc	134	27,872
Arthur J Gallagher & Co.	108	10,529
Assurant, Inc.	36	4,341
Chubb Ltd.	261	37,853
Cincinnati Financial Corp.	87	8,112
Everest Re Group Ltd.	23	5,701
Globe Life, Inc.	59	5,467
Hartford Financial Services Group, Inc. (The)	208	10,389
Lincoln National Corp.	112	5,084
Loews Corp.	147	6,708
Marsh & McLennan Cos., Inc.	293	30,636
MetLife, Inc.	450	19,224
Principal Financial Group, Inc.	148	6,570
Progressive Corp. (The)	338	24,728
Prudential Financial, Inc.	233	17,580
Travelers Cos., Inc. (The)	149	17,852
Unum Group	120	2,797
Willis Towers Watson plc	72	13,626
WR Berkley Corp.	83	5,573
		319,677
Interactive Media & Services - 5.4%
Alphabet, Inc., Class A*	173	231,690
Alphabet, Inc., Class C*	172	230,365
Facebook, Inc., Class A*	1,389	267,341
Twitter, Inc.*	447	14,840
		744,236
Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc.*	240	452,100
Booking Holdings, Inc.*	24	40,696
eBay, Inc.	441	15,276
Expedia Group, Inc.	82	8,087
		516,159
IT Services - 5.8%
Accenture plc, Class A	366	66,096
Akamai Technologies, Inc.*	92	7,959
Alliance Data Systems Corp.	23	1,975
Automatic Data Processing, Inc.	251	38,840
Broadridge Financial Solutions, Inc.	66	6,888
Cognizant Technology Solutions Corp., Class A	316	19,254
DXC Technology Co.	147	3,544
Fidelity National Information Services, Inc.	357	49,880
Fiserv, Inc.*	328	35,870
FleetCor Technologies, Inc.*	49	13,024
Gartner, Inc.*	50	6,469
Global Payments, Inc.	173	31,827
International Business Machines Corp.	511	66,507
Jack Henry & Associates, Inc.	44	6,676
Leidos Holdings, Inc.	79	8,109
Mastercard, Inc., Class A	512	148,608
Paychex, Inc.	186	14,411
PayPal Holdings, Inc.*	679	73,325
VeriSign, Inc.*	61	11,575
Visa, Inc., Class A	987	179,397
Western Union Co. (The)	240	5,374
		795,608

Leisure Products - 0.0%(b)
Hasbro, Inc.	72	5,562
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	177	13,641
Illumina, Inc.*	85	22,582
IQVIA Holdings, Inc.*	105	14,646
Mettler-Toledo International, Inc.*	15	10,526
PerkinElmer, Inc.	64	5,532
Thermo Fisher Scientific, Inc.	232	67,466
Waters Corp.*	38	7,406
		141,799
Machinery - 1.6%
Caterpillar, Inc.	320	39,757
Cummins, Inc.	88	13,314
Deere & Co.	180	28,166
Dover Corp.	84	8,630
Flowserve Corp.	76	3,054
Fortive Corp.	170	11,757
IDEX Corp.	44	6,512
Illinois Tool Works, Inc.	169	28,355
Ingersoll-Rand plc	137	17,679
PACCAR, Inc.	198	13,246
Parker-Hannifin Corp.	72	13,303
Pentair plc	98	3,860
Snap-on, Inc.	30	4,343
Stanley Black & Decker, Inc.	87	12,502
Westinghouse Air Brake Technologies Corp.	106	7,282
Xylem, Inc.	105	8,121
		219,881
Media - 1.4%
Charter Communications, Inc., Class A*	90	44,385
Comcast Corp., Class A	2,617	105,805
Discovery, Inc., Class A*	89	2,287
Discovery, Inc., Class C*	193	4,844
DISH Network Corp., Class A*	148	4,961
Fox Corp., Class A	206	6,333
Fox Corp., Class B	91	2,771
Interpublic Group of Cos., Inc. (The)	221	4,721
News Corp., Class A	222	2,681
News Corp., Class B	68	846
Omnicom Group, Inc.	126	8,729
ViacomCBS, Inc.	313	7,703
		196,066
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	836	8,327
Newmont Corp.	471	21,021
Nucor Corp.	173	7,153
		36,501
Multiline Retail - 0.5%
Dollar General Corp.	148	22,244
Dollar Tree, Inc.*	135	11,209
Kohl's Corp.	89	3,484
Macy's, Inc.	176	2,329
Nordstrom, Inc.	61	2,117
Target Corp.	294	30,282
		71,665
Multi-Utilities - 1.1%
Ameren Corp.	143	11,297
CenterPoint Energy, Inc.	289	6,653

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
CMS Energy Corp.	164	9,909
Consolidated Edison, Inc.	192	15,133
Dominion Energy, Inc.	474	37,057
DTE Energy Co.	110	12,284
NiSource, Inc.	215	5,809
Public Service Enterprise Group, Inc.	293	15,034
Sempra Energy	164	22,924
WEC Energy Group, Inc.	181	16,712
		152,812
Personal Products - 0.2%
Coty, Inc., Class A	170	1,569
Estee Lauder Cos., Inc. (The), Class A	129	23,685
		25,254
Pharmaceuticals - 4.7%
Allergan plc	190	36,227
Bristol-Myers Squibb Co.	1,351	79,790
Eli Lilly & Co.	488	61,551
Johnson & Johnson	1,519	204,275
Merck & Co., Inc.	1,467	112,314
Mylan NV*	298	5,123
Perrigo Co. plc	79	4,005
Pfizer, Inc.	3,191	106,643
Zoetis, Inc.	276	36,771
		646,699
Professional Services - 0.4%
Equifax, Inc.	69	9,801
IHS Markit Ltd.	231	16,457
Nielsen Holdings plc	206	3,751
Robert Half International, Inc.	66	3,327
Verisk Analytics, Inc.	93	14,425
		47,761
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	192	10,779

Road & Rail - 1.1%
CSX Corp.	448	31,562
JB Hunt Transport Services, Inc.	48	4,629
Kansas City Southern	59	8,890
Norfolk Southern Corp.	151	27,535
Old Dominion Freight Line, Inc.	38	7,364
Union Pacific Corp.	401	64,084
		144,064
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc.*	674	30,653
Analog Devices, Inc.	213	23,228
Applied Materials, Inc.	533	30,978
Broadcom, Inc.	230	62,703
Intel Corp.	2,508	139,244
KLA Corp.	90	13,834
Lam Research Corp.	84	24,648
Maxim Integrated Products, Inc.	154	8,565
Microchip Technology, Inc.	136	12,337
Micron Technology, Inc.*	638	33,533
NVIDIA Corp.	352	95,065
Qorvo, Inc.*	67	6,739
QUALCOMM, Inc.	660	51,678
Skyworks Solutions, Inc.	100	10,018
Texas Instruments, Inc.	538	61,407
Xilinx, Inc.	146	12,190
		616,820

Software - 8.2%
Adobe, Inc.*	279	96,288
ANSYS, Inc.*	48	11,625
Autodesk, Inc.*	127	24,242
Cadence Design Systems, Inc.*	163	10,781
Citrix Systems, Inc.	70	7,237
Fortinet, Inc.*	83	8,471
Intuit, Inc.	150	39,878
Microsoft Corp.	4,400	712,844
NortonLifeLock, Inc.	328	6,242
Oracle Corp.	1,248	61,726
Paycom Software, Inc.*	28	7,914
salesforce.com, Inc.*	512	87,245
ServiceNow, Inc.*	109	35,544
Synopsys, Inc.*	87	12,000
		1,122,037
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	41	5,452
AutoZone, Inc.*	15	15,488
Best Buy Co., Inc.	131	9,910
CarMax, Inc.*	93	8,120
Gap, Inc. (The)	123	1,763
Home Depot, Inc. (The)	628	136,803
L Brands, Inc.	132	2,859
Lowe's Cos., Inc.	443	47,210
O'Reilly Automotive, Inc.*	44	16,224
Ross Stores, Inc.	210	22,844
Tiffany & Co.	63	8,416
TJX Cos., Inc. (The)	701	41,920
Tractor Supply Co.	68	6,019
Ulta Beauty, Inc.*	35	8,998
		332,026
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	2,408	658,251
Hewlett Packard Enterprise Co.	746	9,541
HP, Inc.	854	17,755
NetApp, Inc.	130	6,074
Seagate Technology plc	132	6,329
Western Digital Corp.	171	9,501
Xerox Holdings Corp.	106	3,413
		710,864
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd.*	86	2,220
Hanesbrands, Inc.	209	2,767
NIKE, Inc., Class B	718	64,175
PVH Corp.	43	3,187
Ralph Lauren Corp.	27	2,849
Tapestry, Inc.	157	3,682
Under Armour, Inc., Class A*	107	1,518
Under Armour, Inc., Class C*	110	1,373
VF Corp.	190	13,680
		95,451
Tobacco - 0.9%
Altria Group, Inc.	1,076	43,438
Philip Morris International, Inc.	898	73,519
		116,957
Trading Companies & Distributors - 0.2%
Fastenal Co.	328	11,224
United Rentals, Inc.*	43	5,697
WW Grainger, Inc.	25	6,938
		23,859

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Water Utilities - 0.1%
American Water Works Co., Inc.	105	12,984

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.*	183	16,499

TOTAL COMMON STOCKS (Cost $13,901,890)		13,614,909

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(b)

INVESTMENT COMPANIES - 0.0%(b)
BlackRock Liquidity FedFund, Institutional Class 1.49% (Cost $6,612)	6,612	6,612

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(d) - 0.2%

Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $27,414 (Cost $27,410)	27,410	27,410

Total Investments - 99.9% (Cost $13,935,912)		13,648,931
Other Assets Less Liabilities - 0.1%		12,430
Net Assets - 100.0%		13,661,361

*	Non-income producing security.

(a)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $6,348, collateralized in the form of cash with a value of $6,612 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(b)	Represents less than 0.05% of net assets.

(c)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $6,612.

(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Aerospace & Defense - 2.8%
Arconic, Inc.	40	1,174
Boeing Co. (The)	55	15,131
General Dynamics Corp.	24	3,833
Huntington Ingalls Industries, Inc.	4	822
L3Harris Technologies, Inc.	23	4,548
Lockheed Martin Corp.	26	9,617
Northrop Grumman Corp.	16	5,261
Raytheon Co.	29	5,468
Textron, Inc.	24	974
TransDigm Group, Inc.	5	2,789
United Technologies Corp.	84	10,970
		60,587
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	14	965
Expeditors International of Washington, Inc.	18	1,267
FedEx Corp.	25	3,529
United Parcel Service, Inc., Class B	73	6,606
		12,367
Airlines - 0.4%
Alaska Air Group, Inc.	13	656
American Airlines Group, Inc.	40	762
Delta Air Lines, Inc.	60	2,768
Southwest Airlines Co.	48	2,217
United Airlines Holdings, Inc.*	23	1,416
		7,819
Auto Components - 0.1%
Aptiv plc	26	2,031
BorgWarner, Inc.	21	663
		2,694
Automobiles - 0.3%
Ford Motor Co.	405	2,819
General Motors Co.	130	3,965
Harley-Davidson, Inc.	16	487
		7,271
Beverages - 2.2%
Brown-Forman Corp., Class B	19	1,167
Coca-Cola Co. (The)	399	21,343
Constellation Brands, Inc., Class A	17	2,930
Molson Coors Beverage Co., Class B	19	943
Monster Beverage Corp.*	40	2,496
PepsiCo, Inc.	144	19,012
		47,891
Biotechnology - 2.5%
AbbVie, Inc.	153	13,114
Alexion Pharmaceuticals, Inc.*	23	2,163
Amgen, Inc.	61	12,183
Biogen, Inc.*	19	5,859
Gilead Sciences, Inc.	130	9,017
Incyte Corp.*	19	1,433
Regeneron Pharmaceuticals, Inc.*	8	3,556
Vertex Pharmaceuticals, Inc.*	27	6,049
		53,374
Building Products - 0.3%
Allegion plc	10	1,150
AO Smith Corp.	14	554
Fortune Brands Home & Security, Inc.	14	864

Johnson Controls International plc	80	2,926
Masco Corp.	29	1,198
		6,692
Chemicals - 2.1%
Air Products & Chemicals, Inc.	23	5,051
Albemarle Corp.	11	900
Celanese Corp.	13	1,219
CF Industries Holdings, Inc.	23	848
Corteva, Inc.	77	2,094
Dow, Inc.	77	3,112
DuPont de Nemours, Inc.	78	3,346
Eastman Chemical Co.	14	861
Ecolab, Inc.	26	4,692
FMC Corp.	13	1,210
International Flavors & Fragrances, Inc.	11	1,318
Linde plc	56	10,696
LyondellBasell Industries NV, Class A	27	1,929
Mosaic Co. (The)	36	613
PPG Industries, Inc.	24	2,507
Sherwin-Williams Co. (The)	9	4,651
		45,047
Commercial Services & Supplies - 0.5%
Cintas Corp.	9	2,401
Copart, Inc.*	21	1,774
Republic Services, Inc.	22	1,986
Rollins, Inc.	15	561
Waste Management, Inc.	40	4,432
		11,154
Communications Equipment - 1.1%
Arista Networks, Inc.*	6	1,159
Cisco Systems, Inc.	438	17,489
F5 Networks, Inc.*	6	720
Juniper Networks, Inc.	35	743
Motorola Solutions, Inc.	18	2,982
		23,093
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	14	1,293
Quanta Services, Inc.	15	572
		1,865
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	6	1,365
Vulcan Materials Co.	14	1,684
		3,049
Containers & Packaging - 0.4%
Amcor plc	168	1,566
Avery Dennison Corp.	9	1,030
Ball Corp.	34	2,396
International Paper Co.	41	1,515
Packaging Corp. of America	10	906
Sealed Air Corp.	16	485
Westrock Co.	27	898
		8,796
Distributors - 0.1%
Genuine Parts Co.	15	1,309
LKQ Corp.*	32	946
		2,255
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	20	413

Diversified Telecommunication Services - 2.4%
AT&T, Inc.	755	26,591

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
CenturyLink, Inc.	102	1,231
Verizon Communications, Inc.	428	23,181
		51,003
Electric Utilities - 2.6%
Alliant Energy Corp.	25	1,303
American Electric Power Co., Inc.	51	4,552
Duke Energy Corp.	75	6,878
Edison International	37	2,486
Entergy Corp.	21	2,455
Evergy, Inc.	24	1,568
Eversource Energy	34	2,940
Exelon Corp.	101	4,354
FirstEnergy Corp.	55	2,449
NextEra Energy, Inc.	51	12,891
Pinnacle West Capital Corp.	12	1,074
PPL Corp.	75	2,251
Southern Co. (The)	108	6,519
Xcel Energy, Inc.	54	3,365
		55,085
Electrical Equipment - 0.6%
AMETEK, Inc.	24	2,064
Eaton Corp. plc	43	3,901
Emerson Electric Co.	63	4,039
Rockwell Automation, Inc.	12	2,202
		12,206
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	31	2,842
CDW Corp.	15	1,713
Corning, Inc.	80	1,909
FLIR Systems, Inc.	14	595
IPG Photonics Corp.*	4	511
Keysight Technologies, Inc.*	19	1,800
TE Connectivity Ltd.	35	2,900
Zebra Technologies Corp., Class A*	6	1,266
		13,536
Energy Equipment & Services - 0.4%
Baker Hughes Co.	67	1,078
Halliburton Co.	91	1,543
Helmerich & Payne, Inc.	11	406
National Oilwell Varco, Inc.	40	749
Schlumberger Ltd.	143	3,874
TechnipFMC plc	43	638
		8,288
Entertainment - 2.3%
Activision Blizzard, Inc.	79	4,592
Electronic Arts, Inc.*	30	3,041
Live Nation Entertainment, Inc.*	15	912
Netflix, Inc.*	45	16,606
Take-Two Interactive Software, Inc.*	12	1,290
Walt Disney Co. (The)	187	22,001
		48,442
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	46	12,932
Kroger Co. (The)	83	2,335
Sysco Corp.	53	3,533
Walgreens Boots Alliance, Inc.	78	3,569
Walmart, Inc.	147	15,829
		38,198
Food Products - 1.3%
Archer-Daniels-Midland Co.	58	2,184
Campbell Soup Co.	16	722

Conagra Brands, Inc.	50	1,335
General Mills, Inc.	62	3,038
Hershey Co. (The)	15	2,160
Hormel Foods Corp.	29	1,206
JM Smucker Co. (The)	12	1,236
Kellogg Co.	26	1,572
Kraft Heinz Co. (The)	64	1,585
Lamb Weston Holdings, Inc.	15	1,303
McCormick & Co., Inc. (Non-Voting)	13	1,901
Mondelez International, Inc., Class A	149	7,867
Tyson Foods, Inc., Class A	31	2,103
		28,212
Gas Utilities - 0.1%
Atmos Energy Corp.	12	1,239

Health Care Equipment & Supplies - 4.2%
Abbott Laboratories	182	14,019
ABIOMED, Inc.*	5	751
Align Technology, Inc.*	7	1,528
Baxter International, Inc.	53	4,424
Becton Dickinson and Co.	28	6,659
Boston Scientific Corp.*	144	5,384
Cooper Cos., Inc. (The)	5	1,623
Danaher Corp.	66	9,542
DENTSPLY SIRONA, Inc.	23	1,133
Edwards Lifesciences Corp.*	22	4,507
Hologic, Inc.*	28	1,319
IDEXX Laboratories, Inc.*	9	2,291
Intuitive Surgical, Inc.*	12	6,408
Medtronic plc	139	13,993
ResMed, Inc.	15	2,384
STERIS plc	9	1,428
Stryker Corp.	33	6,289
Teleflex, Inc.	5	1,675
Varian Medical Systems, Inc.*	9	1,107
Zimmer Biomet Holdings, Inc.	21	2,859
		89,323
Health Care Providers & Services - 3.2%
AmerisourceBergen Corp.	16	1,349
Anthem, Inc.	26	6,684
Cardinal Health, Inc.	29	1,511
Centene Corp.*	60	3,181
Cigna Corp.	39	7,135
CVS Health Corp.	134	7,930
DaVita, Inc.*	9	699
HCA Healthcare, Inc.	27	3,429
Henry Schein, Inc.*	15	914
Humana, Inc.	14	4,476
Laboratory Corp. of America Holdings*	10	1,757
McKesson Corp.	19	2,657
Quest Diagnostics, Inc.	14	1,485
UnitedHealth Group, Inc.	98	24,986
Universal Health Services, Inc., Class B	8	990
		69,183
Health Care Technology - 0.1%
Cerner Corp.	33	2,286

Hotels, Restaurants & Leisure - 2.1%
Carnival Corp.	41	1,372

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Chipotle Mexican Grill, Inc.*	3	2,321
Darden Restaurants, Inc.	13	1,267
Hilton Worldwide Holdings, Inc.	29	2,819
Las Vegas Sands Corp.	35	2,041
Marriott International, Inc., Class A	28	3,472
McDonald's Corp.	78	15,145
MGM Resorts International	53	1,302
Norwegian Cruise Line Holdings Ltd.*	23	857
Royal Caribbean Cruises Ltd.	18	1,447
Starbucks Corp.	122	9,568
Wynn Resorts Ltd.	10	1,080
Yum! Brands, Inc.	31	2,767
		45,458
Household Durables - 0.4%
DR Horton, Inc.	34	1,811
Garmin Ltd.	15	1,326
Leggett & Platt, Inc.	15	595
Lennar Corp., Class A	29	1,750
Mohawk Industries, Inc.*	6	727
Newell Brands, Inc.	39	602
PulteGroup, Inc.	26	1,045
Whirlpool Corp.	7	895
		8,751
Household Products - 2.0%
Church & Dwight Co., Inc.	25	1,738
Clorox Co. (The)	13	2,072
Colgate-Palmolive Co.	89	6,014
Kimberly-Clark Corp.	35	4,592
Procter & Gamble Co. (The)	258	29,213
		43,629
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	69	1,154
NRG Energy, Inc.	26	864
		2,018
Industrial Conglomerates - 1.6%
3M Co.	60	8,954
General Electric Co.	904	9,835
Honeywell International, Inc.	74	12,001
Roper Technologies, Inc.	11	3,869
		34,659
Interactive Media & Services - 6.2%
Alphabet, Inc., Class A*	31	41,517
Alphabet, Inc., Class C*	31	41,519
Facebook, Inc., Class A*	249	47,925
Twitter, Inc.*	80	2,656
		133,617
Internet & Direct Marketing Retail - 4.3%
Amazon.com, Inc.*	43	81,001
Booking Holdings, Inc.*	4	6,783
eBay, Inc.	79	2,736
Expedia Group, Inc.	14	1,381
		91,901
IT Services - 6.6%
Accenture plc, Class A	66	11,919
Akamai Technologies, Inc.*	17	1,471
Alliance Data Systems Corp.	4	344
Automatic Data Processing, Inc.	45	6,963
Broadridge Financial Solutions, Inc.	12	1,252
Cognizant Technology Solutions Corp., Class A	57	3,473
DXC Technology Co.	26	627

Fidelity National Information Services, Inc.	64	8,942
Fiserv, Inc.*	59	6,452
FleetCor Technologies, Inc.*	9	2,392
Gartner, Inc.*	9	1,164
Global Payments, Inc.	31	5,703
International Business Machines Corp.	92	11,974
Jack Henry & Associates, Inc.	8	1,214
Leidos Holdings, Inc.	14	1,437
Mastercard, Inc., Class A	92	26,703
Paychex, Inc.	33	2,557
PayPal Holdings, Inc.*	122	13,175
VeriSign, Inc.*	11	2,087
Visa, Inc., Class A	177	32,172
Western Union Co. (The)	43	963
		142,984
Leisure Products - 0.0%(a)
Hasbro, Inc.	13	1,004

Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	32	2,466
Illumina, Inc.*	15	3,985
IQVIA Holdings, Inc.*	19	2,651
Mettler-Toledo International, Inc.*	3	2,105
PerkinElmer, Inc.	11	951
Thermo Fisher Scientific, Inc.	41	11,923
Waters Corp.*	7	1,364
		25,445
Machinery - 1.8%
Caterpillar, Inc.	57	7,082
Cummins, Inc.	16	2,421
Deere & Co.	33	5,164
Dover Corp.	15	1,541
Flowserve Corp.	14	563
Fortive Corp.	31	2,144
IDEX Corp.	8	1,184
Illinois Tool Works, Inc.	30	5,033
Ingersoll-Rand plc	25	3,226
PACCAR, Inc.	36	2,408
Parker-Hannifin Corp.	13	2,402
Pentair plc	17	670
Snap-on, Inc.	6	869
Stanley Black & Decker, Inc.	16	2,299
Westinghouse Air Brake Technologies Corp.	19	1,305
Xylem, Inc.	19	1,469
		39,780
Media - 1.6%
Charter Communications, Inc., Class A*	16	7,891
Comcast Corp., Class A	469	18,962
Discovery, Inc., Class A*	16	411
Discovery, Inc., Class C*	35	879
DISH Network Corp., Class A*	27	905
Fox Corp., Class A	37	1,137
Fox Corp., Class B	17	518
Interpublic Group of Cos., Inc. (The)	40	854
News Corp., Class A	40	483
News Corp., Class B	13	162
Omnicom Group, Inc.	23	1,593

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
ViacomCBS, Inc.	56	1,378
		35,173
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	150	1,494
Newmont Corp.	85	3,794
Nucor Corp.	32	1,323
		6,611
Multiline Retail - 0.6%
Dollar General Corp.	26	3,908
Dollar Tree, Inc.*	24	1,993
Kohl's Corp.	16	626
Macy's, Inc.	32	423
Nordstrom, Inc.	11	382
Target Corp.	52	5,356
		12,688
Multi-Utilities - 1.3%
Ameren Corp.	25	1,975
CenterPoint Energy, Inc.	52	1,197
CMS Energy Corp.	29	1,752
Consolidated Edison, Inc.	34	2,680
Dominion Energy, Inc.	85	6,645
DTE Energy Co.	20	2,233
NiSource, Inc.	39	1,054
Public Service Enterprise Group, Inc.	52	2,668
Sempra Energy	29	4,054
WEC Energy Group, Inc.	33	3,047
		27,305
Oil, Gas & Consumable Fuels - 3.8%
Apache Corp.	39	972
Cabot Oil & Gas Corp.	42	585
Chevron Corp.	195	18,201
Cimarex Energy Co.	12	397
Concho Resources, Inc.	21	1,428
ConocoPhillips	114	5,520
Devon Energy Corp.	40	650
Diamondback Energy, Inc.	17	1,054
EOG Resources, Inc.	60	3,796
Exxon Mobil Corp.	438	22,531
Hess Corp.	27	1,517
HollyFrontier Corp.	16	539
Kinder Morgan, Inc.	201	3,853
Marathon Oil Corp.	83	687
Marathon Petroleum Corp.	67	3,177
Noble Energy, Inc.	49	776
Occidental Petroleum Corp.	92	3,012
ONEOK, Inc.	43	2,869
Phillips 66	46	3,444
Pioneer Natural Resources Co.	17	2,087
Valero Energy Corp.	42	2,782
Williams Cos., Inc. (The)	125	2,381
		82,258
Personal Products - 0.2%
Coty, Inc., Class A	31	286
Estee Lauder Cos., Inc. (The), Class A	23	4,223
		4,509
Pharmaceuticals - 5.4%
Allergan plc	34	6,483
Bristol-Myers Squibb Co.	243	14,352
Eli Lilly & Co.	87	10,973
Johnson & Johnson	272	36,578
Merck & Co., Inc.	263	20,135

Mylan NV*	53	911
Perrigo Co. plc	14	710
Pfizer, Inc.	573	19,150
Zoetis, Inc.	49	6,528
		115,820
Professional Services - 0.4%
Equifax, Inc.	13	1,846
IHS Markit Ltd.	41	2,921
Nielsen Holdings plc	37	674
Robert Half International, Inc.	12	605
Verisk Analytics, Inc.	17	2,637
		8,683
Road & Rail - 1.2%
CSX Corp.	80	5,636
JB Hunt Transport Services, Inc.	9	868
Kansas City Southern	10	1,507
Norfolk Southern Corp.	27	4,923
Old Dominion Freight Line, Inc.	7	1,357
Union Pacific Corp.	72	11,506
		25,797
Semiconductors & Semiconductor Equipment - 5.1%
Advanced Micro Devices, Inc.*	122	5,549
Analog Devices, Inc.	38	4,144
Applied Materials, Inc.	95	5,521
Broadcom, Inc.	41	11,178
Intel Corp.	450	24,984
KLA Corp.	16	2,459
Lam Research Corp.	15	4,402
Maxim Integrated Products, Inc.	28	1,557
Microchip Technology, Inc.	25	2,268
Micron Technology, Inc.*	115	6,044
NVIDIA Corp.	63	17,014
Qorvo, Inc.*	12	1,207
QUALCOMM, Inc.	118	9,239
Skyworks Solutions, Inc.	18	1,803
Texas Instruments, Inc.	97	11,072
Xilinx, Inc.	26	2,171
		110,612
Software - 9.4%
Adobe, Inc.*	50	17,256
ANSYS, Inc.*	9	2,179
Autodesk, Inc.*	23	4,390
Cadence Design Systems, Inc.*	29	1,918
Citrix Systems, Inc.	13	1,344
Fortinet, Inc.*	15	1,531
Intuit, Inc.	27	7,178
Microsoft Corp.	789	127,826
NortonLifeLock, Inc.	59	1,123
Oracle Corp.	224	11,079
Paycom Software, Inc.*	5	1,413
salesforce.com, Inc.*	92	15,677
ServiceNow, Inc.*	20	6,522
Synopsys, Inc.*	16	2,207
		201,643
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	7	931
AutoZone, Inc.*	2	2,065
Best Buy Co., Inc.	24	1,816
CarMax, Inc.*	17	1,484
Gap, Inc. (The)	22	315
Home Depot, Inc. (The)	113	24,616
L Brands, Inc.	24	520
Lowe's Cos., Inc.	79	8,419

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
O’Reilly Automotive, Inc.*	8	2,950
Ross Stores, Inc.	37	4,025
Tiffany & Co.	11	1,469
TJX Cos., Inc. (The)	124	7,415
Tractor Supply Co.	12	1,062
Ulta Beauty, Inc.*	6	1,543
		58,630
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	432	118,091
Hewlett Packard Enterprise Co.	134	1,714
HP, Inc.	153	3,181
NetApp, Inc.	24	1,121
Seagate Technology plc	24	1,151
Western Digital Corp.	31	1,722
Xerox Holdings Corp.	19	612
		127,592
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd.*	16	413
Hanesbrands, Inc.	37	490
NIKE, Inc., Class B	129	11,530
PVH Corp.	8	593
Ralph Lauren Corp.	5	527
Tapestry, Inc.	29	680
Under Armour, Inc., Class A*	19	270
Under Armour, Inc., Class C*	20	250
VF Corp.	34	2,448
		17,201
Tobacco - 1.0%
Altria Group, Inc.	193	7,791
Philip Morris International, Inc.	161	13,181
		20,972
Trading Companies & Distributors - 0.2%
Fastenal Co.	59	2,019
United Rentals, Inc.*	8	1,060
WW Grainger, Inc.	5	1,388
		4,467
Water Utilities - 0.1%
American Water Works Co., Inc.	19	2,350

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.*	33	2,975

TOTAL COMMON STOCKS (Cost $1,890,901)		2,145,900

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(b) - 0.2%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $4,001
(Cost $4,001)	4,001	4,001

Total Investments - 99.8% (Cost $1,894,902)		2,149,901
Other Assets Less Liabilities - 0.2%		3,915
Net Assets - 100.0%		2,153,816

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.5%

Aerospace & Defense - 2.8%
Arconic, Inc.	39	1,145
Boeing Co. (The)	55	15,131
General Dynamics Corp.	24	3,833
Huntington Ingalls Industries, Inc.	4	822
L3Harris Technologies, Inc.	22	4,350
Lockheed Martin Corp.	25	9,247
Northrop Grumman Corp.	16	5,261
Raytheon Co.	28	5,280
Textron, Inc.	24	974
TransDigm Group, Inc.	5	2,789
United Technologies Corp.	83	10,839
		59,671
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	14	965
Expeditors International of Washington, Inc.	17	1,197
FedEx Corp.	25	3,529
United Parcel Service, Inc., Class B	72	6,515
		12,206
Airlines - 0.4%
Alaska Air Group, Inc.	13	656
American Airlines Group, Inc.	39	743
Delta Air Lines, Inc.	59	2,722
Southwest Airlines Co.	49	2,263
United Airlines Holdings, Inc.*	22	1,355
		7,739
Auto Components - 0.1%
Aptiv plc	26	2,031
BorgWarner, Inc.	21	663
		2,694
Automobiles - 0.3%
Ford Motor Co.	399	2,777
General Motors Co.	129	3,934
Harley-Davidson, Inc.	16	488
		7,199
Banks - 5.8%
Bank of America Corp.	830	23,655
Citigroup, Inc.	224	14,215
Citizens Financial Group, Inc.	45	1,426
Comerica, Inc.	15	790
Fifth Third Bancorp	73	1,781
First Republic Bank	17	1,710
Huntington Bancshares, Inc.	105	1,289
JPMorgan Chase & Co.	321	37,271
KeyCorp	101	1,651
M&T Bank Corp.	14	1,965
People's United Financial, Inc.	45	630
PNC Financial Services Group, Inc. (The)	45	5,688
Regions Financial Corp.	98	1,325
SVB Financial Group*	6	1,249
Truist Financial Corp.	137	6,321
US Bancorp	146	6,780
Wells Fargo & Co.	394	16,095
Zions Bancorp NA	17	679
		124,520
Beverages - 2.2%
Brown-Forman Corp., Class B	18	1,105
Coca-Cola Co. (The)	395	21,129
Constellation Brands, Inc., Class A	17	2,931
Molson Coors Beverage Co., Class B	20	992
Monster Beverage Corp.*	39	2,434
PepsiCo, Inc.	143	18,880
		47,471
Building Products - 0.3%
Allegion plc	10	1,150
AO Smith Corp.	14	554
Fortune Brands Home & Security, Inc.	14	864
Johnson Controls International plc	79	2,889
Masco Corp.	29	1,198
		6,655
Capital Markets - 3.1%
Ameriprise Financial, Inc.	13	1,837
Bank of New York Mellon Corp. (The)	86	3,431
BlackRock, Inc.	12	5,556
Cboe Global Markets, Inc.	11	1,254
Charles Schwab Corp. (The)	118	4,808
CME Group, Inc.	37	7,356
E*TRADE Financial Corp.	24	1,099
Franklin Resources, Inc.	28	609
Goldman Sachs Group, Inc. (The)	32	6,425
Intercontinental Exchange, Inc.	57	5,086
Invesco Ltd.	38	547
MarketAxess Holdings, Inc.	4	1,297
Moody's Corp.	17	4,081
Morgan Stanley	126	5,674
MSCI, Inc.	8	2,364
Nasdaq, Inc.	11	1,128
Northern Trust Corp.	21	1,843
Raymond James Financial, Inc.	13	1,087
S&P Global, Inc.	25	6,648
State Street Corp.	38	2,588
T. Rowe Price Group, Inc.	24	2,832
		67,550
Chemicals - 2.0%
Air Products & Chemicals, Inc.	22	4,832
Albemarle Corp.	11	900
Celanese Corp.	13	1,219
CF Industries Holdings, Inc.	22	811
Corteva, Inc.	77	2,094
Dow, Inc.	76	3,071
DuPont de Nemours, Inc.	76	3,260
Eastman Chemical Co.	14	861
Ecolab, Inc.	25	4,511
FMC Corp.	13	1,210
International Flavors & Fragrances, Inc.(a)	11	1,318
Linde plc	55	10,506
LyondellBasell Industries NV, Class A	27	1,929
Mosaic Co. (The)	36	613
PPG Industries, Inc.	24	2,507
Sherwin-Williams Co. (The)	8	4,134
		43,776
Commercial Services & Supplies - 0.5%
Cintas Corp.	8	2,134
Copart, Inc.*	21	1,774
Republic Services, Inc.	21	1,896
Rollins, Inc.	14	524

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Waste Management, Inc.	40	4,432
		10,760
Communications Equipment - 1.1%
Arista Networks, Inc.*	6	1,159
Cisco Systems, Inc.	434	17,330
F5 Networks, Inc.*	6	720
Juniper Networks, Inc.	34	721
Motorola Solutions, Inc.	18	2,982
		22,912
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	14	1,293
Quanta Services, Inc.	14	534
		1,827
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	7	1,593
Vulcan Materials Co.	14	1,683
		3,276
Consumer Finance - 0.7%
American Express Co.	69	7,585
Capital One Financial Corp.	48	4,236
Discover Financial Services	32	2,099
Synchrony Financial	60	1,746
		15,666
Containers & Packaging - 0.4%
Amcor plc	166	1,547
Avery Dennison Corp.	8	916
Ball Corp.	34	2,396
International Paper Co.	41	1,515
Packaging Corp. of America	10	906
Sealed Air Corp.	16	485
Westrock Co.	27	898
		8,663
Distributors - 0.1%
Genuine Parts Co.	15	1,309
LKQ Corp.*	31	917
		2,226
Diversified Consumer Services - 0.0%(b)
H&R Block, Inc.	20	413

Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc., Class B*	200	41,268

Diversified Telecommunication Services - 2.3%
AT&T, Inc.	748	26,344
CenturyLink, Inc.	101	1,219
Verizon Communications, Inc.	423	22,910
		50,473
Electric Utilities - 2.5%
Alliant Energy Corp.	25	1,303
American Electric Power Co., Inc.	50	4,463
Duke Energy Corp.	74	6,786
Edison International	37	2,486
Entergy Corp.	21	2,455
Evergy, Inc.	24	1,569
Eversource Energy	33	2,853
Exelon Corp.	100	4,311
FirstEnergy Corp.	55	2,449
NextEra Energy, Inc.	50	12,638
Pinnacle West Capital Corp.	11	984
PPL Corp.	74	2,221
Southern Co. (The)	108	6,519
Xcel Energy, Inc.	53	3,303
		54,340
Electrical Equipment - 0.5%
AMETEK, Inc.	24	2,064
Eaton Corp. plc	42	3,810
Emerson Electric Co.	63	4,039
Rockwell Automation, Inc.	11	2,019
		11,932
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	31	2,842
CDW Corp.	15	1,713
Corning, Inc.	79	1,885
FLIR Systems, Inc.	14	595
IPG Photonics Corp.*	4	510
Keysight Technologies, Inc.*	20	1,895
TE Connectivity Ltd.	34	2,818
Zebra Technologies Corp., Class A*	6	1,266
		13,524
Energy Equipment & Services - 0.4%
Baker Hughes Co.	66	1,062
Halliburton Co.	90	1,526
Helmerich & Payne, Inc.	11	406
National Oilwell Varco, Inc.	39	730
Schlumberger Ltd.	142	3,847
TechnipFMC plc	43	638
		8,209
Entertainment - 2.2%
Activision Blizzard, Inc.	79	4,592
Electronic Arts, Inc.*	30	3,041
Live Nation Entertainment, Inc.*	14	851
Netflix, Inc.*	45	16,607
Take-Two Interactive Software, Inc.*	11	1,182
Walt Disney Co. (The)	185	21,765
		48,038
Equity Real Estate Investment Trusts (REITs) - 3.5%
Alexandria Real Estate Equities, Inc.	13	1,974
American Tower Corp.	45	10,206
Apartment Investment & Management Co., Class A	15	718
AvalonBay Communities, Inc.	14	2,808
Boston Properties, Inc.	15	1,934
Crown Castle International Corp.	42	6,018
Digital Realty Trust, Inc.	21	2,522
Duke Realty Corp.	38	1,234
Equinix, Inc.	9	5,155
Equity Residential	36	2,704
Essex Property Trust, Inc.	7	1,984
Extra Space Storage, Inc.	13	1,305
Federal Realty Investment Trust	7	814
Healthpeak Properties, Inc.	51	1,614
Host Hotels & Resorts, Inc.	73	1,057
Iron Mountain, Inc.	29	882
Kimco Realty Corp.	43	746
Mid-America Apartment Communities, Inc.	11	1,422
Prologis, Inc.	76	6,405
Public Storage	15	3,137
Realty Income Corp.	34	2,461
Regency Centers Corp.	17	977
SBA Communications Corp.	11	2,916
Simon Property Group, Inc.	31	3,816
SL Green Realty Corp.	8	628

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
UDR, Inc.	30	1,349
Ventas, Inc.	38	2,043
Vornado Realty Trust	17	911
Welltower, Inc.	42	3,142
Weyerhaeuser Co.	76	1,974
		74,856
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	45	12,651
Kroger Co. (The)	83	2,335
Sysco Corp.	52	3,466
Walgreens Boots Alliance, Inc.	77	3,524
Walmart, Inc.	146	15,721
		37,697
Food Products - 1.3%
Archer-Daniels-Midland Co.	57	2,146
Campbell Soup Co.	17	767
Conagra Brands, Inc.	50	1,334
General Mills, Inc.	62	3,038
Hershey Co. (The)	15	2,160
Hormel Foods Corp.	28	1,165
JM Smucker Co. (The)	11	1,133
Kellogg Co.	25	1,512
Kraft Heinz Co. (The)	64	1,585
Lamb Weston Holdings, Inc.	15	1,303
McCormick & Co., Inc. (Non-Voting)	13	1,900
Mondelez International, Inc., Class A	147	7,762
Tyson Foods, Inc., Class A	31	2,103
		27,908
Gas Utilities - 0.1%
Atmos Energy Corp.	13	1,342

Hotels, Restaurants & Leisure - 2.1%
Carnival Corp.	41	1,372
Chipotle Mexican Grill, Inc.*	3	2,321
Darden Restaurants, Inc.	13	1,267
Hilton Worldwide Holdings, Inc.	29	2,819
Las Vegas Sands Corp.	35	2,041
Marriott International, Inc., Class A	28	3,472
McDonald's Corp.	77	14,951
MGM Resorts International	53	1,301
Norwegian Cruise Line Holdings Ltd.*	22	820
Royal Caribbean Cruises Ltd.	18	1,447
Starbucks Corp.	121	9,490
Wynn Resorts Ltd.	10	1,080
Yum! Brands, Inc.	31	2,767
		45,148
Household Durables - 0.4%
DR Horton, Inc.	35	1,864
Garmin Ltd.	15	1,326
Leggett & Platt, Inc.	14	555
Lennar Corp., Class A	28	1,690
Mohawk Industries, Inc.*	6	727
Newell Brands, Inc.	39	602
PulteGroup, Inc.	26	1,045
Whirlpool Corp.	7	895
		8,704
Household Products - 2.0%
Church & Dwight Co., Inc.	25	1,738
Clorox Co. (The)	13	2,072
Colgate-Palmolive Co.	88	5,946
Kimberly-Clark Corp.	35	4,592
Procter & Gamble Co. (The)	255	28,874
		43,222
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	68	1,138
NRG Energy, Inc.	25	830
		1,968
Industrial Conglomerates - 1.6%
3M Co.	59	8,805
General Electric Co.	894	9,727
Honeywell International, Inc.	73	11,838
Roper Technologies, Inc.	11	3,869
		34,239
Insurance - 2.6%
Aflac, Inc.	76	3,257
Allstate Corp. (The)	34	3,578
American International Group, Inc.	90	3,794
Aon plc	24	4,992
Arthur J Gallagher & Co.	19	1,852
Assurant, Inc.	6	724
Chubb Ltd.	46	6,671
Cincinnati Financial Corp.	15	1,399
Everest Re Group Ltd.	4	991
Globe Life, Inc.	10	927
Hartford Financial Services Group, Inc. (The)	37	1,848
Lincoln National Corp.	20	908
Loews Corp.	27	1,232
Marsh & McLennan Cos., Inc.	52	5,437
MetLife, Inc.	80	3,418
Principal Financial Group, Inc.	27	1,199
Progressive Corp. (The)	60	4,390
Prudential Financial, Inc.	41	3,093
Travelers Cos., Inc. (The)	27	3,235
Unum Group	21	489
Willis Towers Watson plc	13	2,460
WR Berkley Corp.	15	1,007
		56,901
Interactive Media & Services - 6.2%
Alphabet, Inc., Class A*	31	41,517
Alphabet, Inc., Class C*	31	41,519
Facebook, Inc., Class A*	247	47,540
Twitter, Inc.*	80	2,656
		133,232
Internet & Direct Marketing Retail - 4.2%
Amazon.com, Inc.*	42	79,117
Booking Holdings, Inc.*	4	6,783
eBay, Inc.	78	2,702
Expedia Group, Inc.	14	1,381
		89,983
IT Services - 6.5%
Accenture plc, Class A	65	11,738
Akamai Technologies, Inc.*	17	1,471
Alliance Data Systems Corp.	4	344
Automatic Data Processing, Inc.	45	6,963
Broadridge Financial Solutions, Inc.	11	1,148
Cognizant Technology Solutions Corp., Class A	56	3,412
DXC Technology Co.	27	651
Fidelity National Information Services, Inc.	63	8,802
Fiserv, Inc.*	59	6,452

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
FleetCor Technologies, Inc.*	9	2,392
Gartner, Inc.*	10	1,294
Global Payments, Inc.	31	5,703
International Business Machines Corp.	91	11,844
Jack Henry & Associates, Inc.	8	1,214
Leidos Holdings, Inc.	14	1,437
Mastercard, Inc., Class A	91	26,413
Paychex, Inc.	32	2,479
PayPal Holdings, Inc.*	120	12,959
VeriSign, Inc.*	11	2,087
Visa, Inc., Class A	175	31,808
Western Union Co. (The)	43	963
		141,574
Leisure Products - 0.0%(b)
Hasbro, Inc.	13	1,004

Machinery - 1.8%
Caterpillar, Inc.	56	6,957
Cummins, Inc.	15	2,269
Deere & Co.	32	5,007
Dover Corp.	15	1,541
Flowserve Corp.	14	563
Fortive Corp.	31	2,144
IDEX Corp.	8	1,184
Illinois Tool Works, Inc.	30	5,033
Ingersoll-Rand plc	25	3,226
PACCAR, Inc.	35	2,342
Parker-Hannifin Corp.	13	2,402
Pentair plc	17	670
Snap-on, Inc.	6	868
Stanley Black & Decker, Inc.	15	2,156
Westinghouse Air Brake Technologies Corp.	18	1,237
Xylem, Inc.	18	1,392
		38,991
Media - 1.6%
Charter Communications, Inc., Class A*	16	7,891
Comcast Corp., Class A	465	18,800
Discovery, Inc., Class A*	17	437
Discovery, Inc., Class C*	35	878
DISH Network Corp., Class A*	27	905
Fox Corp., Class A	36	1,107
Fox Corp., Class B	17	518
Interpublic Group of Cos., Inc. (The)	39	833
News Corp., Class A	39	471
News Corp., Class B	13	162
Omnicom Group, Inc.	22	1,524
ViacomCBS, Inc.	55	1,353
		34,879
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	149	1,484
Newmont Corp.	84	3,749
Nucor Corp.	31	1,282
		6,515
Multiline Retail - 0.6%
Dollar General Corp.	26	3,908
Dollar Tree, Inc.*	24	1,993
Kohl's Corp.	16	626
Macy's, Inc.	32	423
Nordstrom, Inc.	11	382
Target Corp.	52	5,356
		12,688
Multi-Utilities - 1.2%
Ameren Corp.	25	1,975
CenterPoint Energy, Inc.	52	1,197
CMS Energy Corp.	29	1,752
Consolidated Edison, Inc.	34	2,680
Dominion Energy, Inc.	84	6,567
DTE Energy Co.	20	2,233
NiSource, Inc.	38	1,027
Public Service Enterprise Group, Inc.	52	2,668
Sempra Energy	29	4,054
WEC Energy Group, Inc.	32	2,955
		27,108
Oil, Gas & Consumable Fuels - 3.8%
Apache Corp.	38	947
Cabot Oil & Gas Corp.	42	585
Chevron Corp.	193	18,015
Cimarex Energy Co.	10	330
Concho Resources, Inc.	21	1,428
ConocoPhillips	112	5,423
Devon Energy Corp.	39	633
Diamondback Energy, Inc.	17	1,054
EOG Resources, Inc.	60	3,796
Exxon Mobil Corp.	433	22,274
Hess Corp.	27	1,517
HollyFrontier Corp.	15	505
Kinder Morgan, Inc.	199	3,815
Marathon Oil Corp.	81	671
Marathon Petroleum Corp.	66	3,130
Noble Energy, Inc.	49	776
Occidental Petroleum Corp.	91	2,979
ONEOK, Inc.	42	2,802
Phillips 66	45	3,369
Pioneer Natural Resources Co.	17	2,087
Valero Energy Corp.	42	2,782
Williams Cos., Inc. (The)	125	2,381
		81,299
Personal Products - 0.2%
Coty, Inc., Class A	31	286
Estee Lauder Cos., Inc. (The), Class A	23	4,223
		4,509
Professional Services - 0.4%
Equifax, Inc.	13	1,846
IHS Markit Ltd.	41	2,921
Nielsen Holdings plc	36	656
Robert Half International, Inc.	12	605
Verisk Analytics, Inc.	17	2,637
		8,665
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	34	1,909

Road & Rail - 1.2%
CSX Corp.	80	5,636
JB Hunt Transport Services, Inc.	9	868
Kansas City Southern	10	1,507
Norfolk Southern Corp.	27	4,923
Old Dominion Freight Line, Inc.	7	1,357
Union Pacific Corp.	71	11,346
		25,637

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Semiconductors & Semiconductor Equipment - 5.1%
Advanced Micro Devices, Inc.*	120	5,458
Analog Devices, Inc.	38	4,144
Applied Materials, Inc.	95	5,521
Broadcom, Inc.	41	11,178
Intel Corp.	446	24,762
KLA Corp.	17	2,613
Lam Research Corp.	15	4,402
Maxim Integrated Products, Inc.	28	1,557
Microchip Technology, Inc.	24	2,177
Micron Technology, Inc.*	113	5,939
NVIDIA Corp.	63	17,015
Qorvo, Inc.*	11	1,106
QUALCOMM, Inc.	117	9,161
Skyworks Solutions, Inc.	17	1,703
Texas Instruments, Inc.	95	10,843
Xilinx, Inc.	25	2,087
		109,666
Software - 9.2%
Adobe, Inc.*	49	16,911
ANSYS, Inc.*	9	2,180
Autodesk, Inc.*	22	4,199
Cadence Design Systems, Inc.*	29	1,918
Citrix Systems, Inc.	13	1,344
Fortinet, Inc.*	14	1,429
Intuit, Inc.	27	7,178
Microsoft Corp.	782	126,691
NortonLifeLock, Inc.	59	1,123
Oracle Corp.	222	10,980
Paycom Software, Inc.*	5	1,413
salesforce.com, Inc.*	91	15,506
ServiceNow, Inc.*	20	6,522
Synopsys, Inc.*	15	2,069
		199,463
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	7	931
AutoZone, Inc.*	3	3,098
Best Buy Co., Inc.	24	1,816
CarMax, Inc.*	17	1,484
Gap, Inc. (The)	22	315
Home Depot, Inc. (The)	112	24,398
L Brands, Inc.	24	520
Lowe's Cos., Inc.	78	8,312
O'Reilly Automotive, Inc.*	8	2,950
Ross Stores, Inc.	37	4,025
Tiffany & Co.	11	1,469
TJX Cos., Inc. (The)	125	7,475
Tractor Supply Co.	12	1,062
Ulta Beauty, Inc.*	6	1,543
		59,398
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	428	116,998
Hewlett Packard Enterprise Co.	133	1,701
HP, Inc.	151	3,139
NetApp, Inc.	24	1,121
Seagate Technology plc	24	1,151
Western Digital Corp.	31	1,723
Xerox Holdings Corp.	19	612
		126,445
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd.*	15	387
Hanesbrands, Inc.	37	490
NIKE, Inc., Class B	128	11,441
PVH Corp.	7	519
Ralph Lauren Corp.	5	527
Tapestry, Inc.	28	657
Under Armour, Inc., Class A*	20	284
Under Armour, Inc., Class C*	20	249
VF Corp.	34	2,448
		17,002
Tobacco - 1.0%
Altria Group, Inc.	192	7,751
Philip Morris International, Inc.	160	13,099
		20,850
Trading Companies & Distributors - 0.2%
Fastenal Co.	59	2,019
United Rentals, Inc.*	7	928
WW Grainger, Inc.	4	1,110
		4,057
Water Utilities - 0.1%
American Water Works Co., Inc.	18	2,226

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.*	32	2,885

TOTAL COMMON STOCKS (Cost $2,031,150)		2,154,978

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(c) - 0.3%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $5,666
(Cost $5,666)	5,666	5,666

Total Investments - 99.8% (Cost $2,036,816)		2,160,644
Other Assets Less Liabilities - 0.2%		3,718
Net Assets - 100.0%		2,164,362

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $240, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from March 19, 2020 – November 15, 2049; a total value of $263.
(b)	Represents less than 0.05% of net assets.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Technology ETF Schedule of Portfolio Investments February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Aerospace & Defense - 3.2%
Arconic, Inc.	78	2,289
Boeing Co. (The)	108	29,712
General Dynamics Corp.	47	7,505
Huntington Ingalls Industries, Inc.	8	1,644
L3Harris Technologies, Inc.	45	8,898
Lockheed Martin Corp.	50	18,494
Northrop Grumman Corp.	32	10,523
Raytheon Co.	56	10,559
Textron, Inc.	46	1,868
TransDigm Group, Inc.	10	5,578
United Technologies Corp.	164	21,417
		118,487
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	27	1,860
Expeditors International of Washington, Inc.	34	2,394
FedEx Corp.	49	6,917
United Parcel Service, Inc., Class B	142	12,850
		24,021
Airlines - 0.4%
Alaska Air Group, Inc.	25	1,262
American Airlines Group, Inc.	79	1,505
Delta Air Lines, Inc.	117	5,397
Southwest Airlines Co.	96	4,434
United Airlines Holdings, Inc.*	44	2,710
		15,308
Auto Components - 0.1%
Aptiv plc	52	4,062
BorgWarner, Inc.	42	1,327
		5,389
Automobiles - 0.4%
Ford Motor Co.	788	5,484
General Motors Co.	255	7,778
Harley-Davidson, Inc.	31	945
		14,207
Banks - 6.5%
Bank of America Corp.	1,639	46,711
Citigroup, Inc.	442	28,049
Citizens Financial Group, Inc.	88	2,789
Comerica, Inc.	29	1,527
Fifth Third Bancorp	144	3,514
First Republic Bank	34	3,419
Huntington Bancshares, Inc.	209	2,564
JPMorgan Chase & Co.	635	73,730
KeyCorp	199	3,254
M&T Bank Corp.	27	3,790
People's United Financial, Inc.	90	1,259
PNC Financial Services Group, Inc. (The)	89	11,250
Regions Financial Corp.	195	2,636
SVB Financial Group*	10	2,082
Truist Financial Corp.	271	12,504
US Bancorp	288	13,375
Wells Fargo & Co.	780	31,863
Zions Bancorp NA	35	1,398
		245,714
Beverages - 2.5%
Brown-Forman Corp., Class B	37	2,272
Coca-Cola Co. (The)	781	41,776

Constellation Brands, Inc., Class A	34	5,861
Molson Coors Beverage Co., Class B	38	1,885
Monster Beverage Corp.*	76	4,743
PepsiCo, Inc.	282	37,233
		93,770
Biotechnology - 2.8%
AbbVie, Inc.	299	25,627
Alexion Pharmaceuticals, Inc.*	45	4,231
Amgen, Inc.	120	23,968
Biogen, Inc.*	37	11,410
Gilead Sciences, Inc.	256	17,756
Incyte Corp.*	36	2,715
Regeneron Pharmaceuticals, Inc.*	16	7,113
Vertex Pharmaceuticals, Inc.*	52	11,650
		104,470
Building Products - 0.3%
Allegion plc	19	2,185
AO Smith Corp.	28	1,107
Fortune Brands Home & Security, Inc.	28	1,729
Johnson Controls International plc	156	5,705
Masco Corp.	58	2,397
		13,123
Capital Markets - 3.6%
Ameriprise Financial, Inc.	26	3,674
Bank of New York Mellon Corp. (The)	170	6,783
BlackRock, Inc.	24	11,112
Cboe Global Markets, Inc.	22	2,508
Charles Schwab Corp. (The)	232	9,454
CME Group, Inc.	73	14,514
E*TRADE Financial Corp.	46	2,106
Franklin Resources, Inc.	56	1,218
Goldman Sachs Group, Inc. (The)	65	13,050
Intercontinental Exchange, Inc.	113	10,082
Invesco Ltd.	75	1,080
MarketAxess Holdings, Inc.	8	2,595
Moody's Corp.	33	7,921
Morgan Stanley	249	11,212
MSCI, Inc.	17	5,022
Nasdaq, Inc.	23	2,359
Northern Trust Corp.	43	3,774
Raymond James Financial, Inc.	25	2,091
S&P Global, Inc.	49	13,030
State Street Corp.	74	5,040
T. Rowe Price Group, Inc.	47	5,546
		134,171
Chemicals - 2.3%
Air Products & Chemicals, Inc.	45	9,882
Albemarle Corp.	21	1,719
Celanese Corp.	24	2,250
CF Industries Holdings, Inc.	44	1,622
Corteva, Inc.	152	4,134
Dow, Inc.	150	6,061
DuPont de Nemours, Inc.	150	6,435
Eastman Chemical Co.	28	1,722
Ecolab, Inc.	51	9,203
FMC Corp.	26	2,421
International Flavors & Fragrances, Inc.(a)	22	2,635
Linde plc	109	20,820

S&P 500® Ex-Technology ETF Schedule of Portfolio Investments February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	52	3,716
Mosaic Co. (The)	71	1,209
PPG Industries, Inc.	48	5,014
Sherwin-Williams Co. (The)	17	8,785
		87,628
Commercial Services & Supplies - 0.6%
Cintas Corp.	17	4,534
Copart, Inc.*	41	3,464
Republic Services, Inc.	43	3,881
Rollins, Inc.	29	1,086
Waste Management, Inc.	79	8,754
		21,719
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	27	2,493
Quanta Services, Inc.	29	1,106
		3,599
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	13	2,958
Vulcan Materials Co.	27	3,247
		6,205
Consumer Finance - 0.8%
American Express Co.	136	14,950
Capital One Financial Corp.	94	8,296
Discover Financial Services	63	4,132
Synchrony Financial	120	3,492
		30,870
Containers & Packaging - 0.5%
Amcor plc	328	3,057
Avery Dennison Corp.	17	1,946
Ball Corp.	66	4,650
International Paper Co.	79	2,920
Packaging Corp. of America	19	1,722
Sealed Air Corp.	31	940
Westrock Co.	52	1,729
		16,964
Distributors - 0.1%
Genuine Parts Co.	29	2,530
LKQ Corp.*	62	1,834
		4,364
Diversified Consumer Services - 0.0%(b)
H&R Block, Inc.	40	827

Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc., Class B*	396	81,711

Diversified Telecommunication Services - 2.7%
AT&T, Inc.	1,480	52,125
CenturyLink, Inc.	199	2,402
Verizon Communications, Inc.	837	45,332
		99,859
Electric Utilities - 2.9%
Alliant Energy Corp.	49	2,554
American Electric Power Co., Inc.	100	8,926
Duke Energy Corp.	148	13,572
Edison International	73	4,905
Entergy Corp.	40	4,676
Evergy, Inc.	46	3,006
Eversource Energy	66	5,706
Exelon Corp.	197	8,493
FirstEnergy Corp.	109	4,854
NextEra Energy, Inc.	99	25,023
Pinnacle West Capital Corp.	23	2,058

PPL Corp.	146	4,382
Southern Co. (The)	212	12,796
Xcel Energy, Inc.	106	6,606
		107,557
Electrical Equipment - 0.6%
AMETEK, Inc.	46	3,956
Eaton Corp. plc	84	7,620
Emerson Electric Co.	124	7,950
Rockwell Automation, Inc.	23	4,221
		23,747
Energy Equipment & Services - 0.4%
Baker Hughes Co.	132	2,124
Halliburton Co.	178	3,019
Helmerich & Payne, Inc.	22	812
National Oilwell Varco, Inc.	78	1,459
Schlumberger Ltd.	280	7,585
TechnipFMC plc	85	1,261
		16,260
Entertainment - 2.5%
Activision Blizzard, Inc.	156	9,068
Electronic Arts, Inc.*	59	5,981
Live Nation Entertainment, Inc.*	29	1,762
Netflix, Inc.*	89	32,844
Take-Two Interactive Software, Inc.*	23	2,472
Walt Disney Co. (The)	365	42,942
		95,069
Equity Real Estate Investment Trusts (REITs) - 3.9%
Alexandria Real Estate Equities, Inc.	25	3,797
American Tower Corp.	90	20,412
Apartment Investment & Management Co., Class A	30	1,435
AvalonBay Communities, Inc.	28	5,616
Boston Properties, Inc.	29	3,739
Crown Castle International Corp.	84	12,036
Digital Realty Trust, Inc.	42	5,045
Duke Realty Corp.	74	2,403
Equinix, Inc.	17	9,738
Equity Residential	71	5,332
Essex Property Trust, Inc.	13	3,684
Extra Space Storage, Inc.	26	2,609
Federal Realty Investment Trust	14	1,629
Healthpeak Properties, Inc.	100	3,164
Host Hotels & Resorts, Inc.	145	2,099
Iron Mountain, Inc.	58	1,764
Kimco Realty Corp.	85	1,475
Mid-America Apartment Communities, Inc.	23	2,973
Prologis, Inc.	149	12,558
Public Storage	30	6,274
Realty Income Corp.	66	4,778
Regency Centers Corp.	34	1,953
SBA Communications Corp.	23	6,097
Simon Property Group, Inc.	62	7,631
SL Green Realty Corp.	17	1,333
UDR, Inc.	59	2,654
Ventas, Inc.	75	4,033
Vornado Realty Trust	32	1,714
Welltower, Inc.	82	6,135
Weyerhaeuser Co.	151	3,923
		148,033

S&P 500® Ex-Technology ETF Schedule of Portfolio Investments February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	89	25,021
Kroger Co. (The)	162	4,557
Sysco Corp.	103	6,865
Walgreens Boots Alliance, Inc.	152	6,956
Walmart, Inc.	287	30,904
		74,303
Food Products - 1.5%
Archer-Daniels-Midland Co.	113	4,254
Campbell Soup Co.	34	1,534
Conagra Brands, Inc.	99	2,642
General Mills, Inc.	122	5,978
Hershey Co. (The)	30	4,320
Hormel Foods Corp.	56	2,329
JM Smucker Co. (The)	23	2,369
Kellogg Co.	50	3,023
Kraft Heinz Co. (The)	126	3,121
Lamb Weston Holdings, Inc.	30	2,607
McCormick & Co., Inc. (Non-Voting)	25	3,655
Mondelez International, Inc., Class A	291	15,365
Tyson Foods, Inc., Class A	60	4,070
		55,267
Gas Utilities - 0.1%
Atmos Energy Corp.	24	2,478

Health Care Equipment & Supplies - 4.6%
Abbott Laboratories	358	27,577
ABIOMED, Inc.*	9	1,352
Align Technology, Inc.*	15	3,275
Baxter International, Inc.	103	8,597
Becton Dickinson and Co.	55	13,080
Boston Scientific Corp.*	283	10,581
Cooper Cos., Inc. (The)	10	3,246
Danaher Corp.	129	18,651
DENTSPLY SIRONA, Inc.	45	2,216
Edwards Lifesciences Corp.*	42	8,603
Hologic, Inc.*	54	2,545
IDEXX Laboratories, Inc.*	17	4,327
Intuitive Surgical, Inc.*	23	12,281
Medtronic plc	271	27,282
ResMed, Inc.	29	4,610
STERIS plc	17	2,697
Stryker Corp.	65	12,388
Teleflex, Inc.	9	3,015
Varian Medical Systems, Inc.*	18	2,213
Zimmer Biomet Holdings, Inc.	42	5,718
		174,254
Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	30	2,530
Anthem, Inc.	51	13,112
Cardinal Health, Inc.	59	3,075
Centene Corp.*	119	6,309
Cigna Corp.	76	13,903
CVS Health Corp.	263	15,564
DaVita, Inc.*	18	1,397
HCA Healthcare, Inc.	54	6,859
Henry Schein, Inc.*	30	1,828
Humana, Inc.	27	8,631
Laboratory Corp. of America Holdings*	20	3,514
McKesson Corp.	36	5,035

Quest Diagnostics, Inc.	27	2,864
UnitedHealth Group, Inc.	192	48,952
Universal Health Services, Inc., Class B	16	1,980
		135,553
Health Care Technology - 0.1%
Cerner Corp.	64	4,433

Hotels, Restaurants & Leisure - 2.3%
Carnival Corp.	81	2,710
Chipotle Mexican Grill, Inc.*	5	3,868
Darden Restaurants, Inc.	25	2,438
Hilton Worldwide Holdings, Inc.	57	5,541
Las Vegas Sands Corp.	69	4,023
Marriott International, Inc., Class A	55	6,820
McDonald's Corp.	152	29,514
MGM Resorts International	104	2,554
Norwegian Cruise Line Holdings Ltd.*	43	1,602
Royal Caribbean Cruises Ltd.	35	2,814
Starbucks Corp.	239	18,745
Wynn Resorts Ltd.	20	2,160
Yum! Brands, Inc.	61	5,444
		88,233
Household Durables - 0.5%
DR Horton, Inc.	68	3,622
Garmin Ltd.	29	2,563
Leggett & Platt, Inc.	27	1,071
Lennar Corp., Class A	56	3,379
Mohawk Industries, Inc.*	12	1,454
Newell Brands, Inc.	77	1,188
NVR, Inc.*	1	3,667
PulteGroup, Inc.	52	2,091
Whirlpool Corp.	13	1,662
		20,697
Household Products - 2.3%
Church & Dwight Co., Inc.	50	3,476
Clorox Co. (The)	25	3,986
Colgate-Palmolive Co.	174	11,757
Kimberly-Clark Corp.	69	9,052
Procter & Gamble Co. (The)	505	57,181
		85,452
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	134	2,242
NRG Energy, Inc.	51	1,694
		3,936
Industrial Conglomerates - 1.8%
3M Co.	116	17,312
General Electric Co.	1,768	19,236
Honeywell International, Inc.	145	23,514
Roper Technologies, Inc.	21	7,386
		67,448
Insurance - 3.0%
Aflac, Inc.	149	6,385
Allstate Corp. (The)	66	6,946
American International Group, Inc.	176	7,420
Aon plc	47	9,776
Arthur J Gallagher & Co.	38	3,705
Assurant, Inc.	12	1,447
Chubb Ltd.	92	13,343
Cincinnati Financial Corp.	31	2,890
Everest Re Group Ltd.	8	1,983
Globe Life, Inc.	20	1,853

S&P 500® Ex-Technology ETF Schedule of Portfolio Investments February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Hartford Financial Services Group, Inc. (The)	73	3,646
Lincoln National Corp.	40	1,816
Loews Corp.	52	2,373
Marsh & McLennan Cos., Inc.	102	10,665
MetLife, Inc.	158	6,750
Principal Financial Group, Inc.	52	2,308
Progressive Corp. (The)	117	8,560
Prudential Financial, Inc.	81	6,111
Travelers Cos., Inc. (The)	52	6,230
Unum Group	42	979
Willis Towers Watson plc	26	4,921
WR Berkley Corp.	29	1,947
		112,054
Interactive Media & Services - 7.0%
Alphabet, Inc., Class A*	61	81,694
Alphabet, Inc., Class C*	61	81,699
Facebook, Inc., Class A*	487	93,733
Twitter, Inc.*	157	5,213
		262,339
Internet & Direct Marketing Retail - 4.8%
Amazon.com, Inc.*	84	158,235
Booking Holdings, Inc.*	8	13,565
eBay, Inc.	155	5,369
Expedia Group, Inc.	28	2,762
		179,931
Leisure Products - 0.1%
Hasbro, Inc.	26	2,009

Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	63	4,855
Illumina, Inc.*	30	7,970
IQVIA Holdings, Inc.*	37	5,161
Mettler-Toledo International, Inc.*	5	3,508
PerkinElmer, Inc.	22	1,902
Thermo Fisher Scientific, Inc.	81	23,555
Waters Corp.*	13	2,534
		49,485
Machinery - 2.1%
Caterpillar, Inc.	112	13,915
Cummins, Inc.	31	4,690
Deere & Co.	64	10,015
Dover Corp.	29	2,979
Flowserve Corp.	26	1,045
Fortive Corp.	60	4,150
IDEX Corp.	15	2,220
Illinois Tool Works, Inc.	59	9,899
Ingersoll-Rand plc	49	6,323
PACCAR, Inc.	70	4,683
Parker-Hannifin Corp.	26	4,804
Pentair plc	34	1,339
Snap-on, Inc.	11	1,592
Stanley Black & Decker, Inc.	31	4,455
Westinghouse Air Brake Technologies Corp.	37	2,542
Xylem, Inc.	36	2,784
		77,435
Media - 1.8%
Charter Communications, Inc., Class A*	32	15,781
Comcast Corp., Class A	919	37,155
Discovery, Inc., Class A*	32	822
Discovery, Inc., Class C*	68	1,707

DISH Network Corp., Class A*	53	1,777
Fox Corp., Class A	72	2,213
Fox Corp., Class B	33	1,005
Interpublic Group of Cos., Inc. (The)	78	1,666
News Corp., Class A	79	954
News Corp., Class B	25	311
Omnicom Group, Inc.	44	3,048
ViacomCBS, Inc.	109	2,683
		69,122
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	294	2,928
Newmont Corp.	166	7,409
Nucor Corp.	61	2,522
		12,859
Multiline Retail - 0.7%
Dollar General Corp.	52	7,816
Dollar Tree, Inc.*	48	3,985
Kohl's Corp.	32	1,253
Macy's, Inc.	63	834
Nordstrom, Inc.	22	763
Target Corp.	103	10,609
		25,260
Multi-Utilities - 1.4%
Ameren Corp.	50	3,950
CenterPoint Energy, Inc.	102	2,348
CMS Energy Corp.	57	3,444
Consolidated Edison, Inc.	67	5,281
Dominion Energy, Inc.	167	13,056
DTE Energy Co.	39	4,355
NiSource, Inc.	76	2,054
Public Service Enterprise Group, Inc.	102	5,234
Sempra Energy	57	7,967
WEC Energy Group, Inc.	64	5,909
		53,598
Oil, Gas & Consumable Fuels - 4.3%
Apache Corp.	76	1,894
Cabot Oil & Gas Corp.	83	1,156
Chevron Corp.	383	35,749
Cimarex Energy Co.	21	694
Concho Resources, Inc.	41	2,789
ConocoPhillips	222	10,749
Devon Energy Corp.	78	1,267
Diamondback Energy, Inc.	33	2,046
EOG Resources, Inc.	119	7,528
Exxon Mobil Corp.	858	44,136
Hess Corp.	53	2,978
HollyFrontier Corp.	30	1,010
Kinder Morgan, Inc.	394	7,553
Marathon Oil Corp.	162	1,341
Marathon Petroleum Corp.	131	6,212
Noble Energy, Inc.	97	1,536
Occidental Petroleum Corp.	181	5,926
ONEOK, Inc.	84	5,604
Phillips 66	90	6,737
Pioneer Natural Resources Co.	34	4,175
Valero Energy Corp.	83	5,499
Williams Cos., Inc. (The)	245	4,667
		161,246
Personal Products - 0.2%
Coty, Inc., Class A	60	554

S&P 500® Ex-Technology ETF Schedule of Portfolio Investments February 29, 2020 (Unaudited)

Investments	Shares	Value ($)
Estee Lauder Cos., Inc. (The), Class A	45	8,262
		8,816
Pharmaceuticals - 6.0%
Allergan plc	66	12,584
Bristol-Myers Squibb Co.	476	28,113
Eli Lilly & Co.	171	21,568
Johnson & Johnson	533	71,678
Merck & Co., Inc.	515	39,428
Mylan NV*	104	1,788
Perrigo Co. plc	27	1,369
Pfizer, Inc.	1,120	37,430
Zoetis, Inc.	96	12,790
		226,748
Professional Services - 0.5%
Equifax, Inc.	25	3,551
IHS Markit Ltd.	81	5,770
Nielsen Holdings plc	72	1,311
Robert Half International, Inc.	25	1,260
Verisk Analytics, Inc.	33	5,119
		17,011
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	68	3,818

Road & Rail - 1.3%
CSX Corp.	157	11,061
JB Hunt Transport Services, Inc.	17	1,639
Kansas City Southern	20	3,014
Norfolk Southern Corp.	53	9,665
Old Dominion Freight Line, Inc.	13	2,519
Union Pacific Corp.	141	22,533
		50,431
Specialty Retail - 3.1%
Advance Auto Parts, Inc.	14	1,862
AutoZone, Inc.*	5	5,162
Best Buy Co., Inc.	46	3,480
CarMax, Inc.*	33	2,881
Gap, Inc. (The)	43	616
Home Depot, Inc. (The)	221	48,143
L Brands, Inc.	47	1,018
Lowe's Cos., Inc.	155	16,518
O'Reilly Automotive, Inc.*	15	5,531
Ross Stores, Inc.	73	7,941
Tiffany & Co.	22	2,939
TJX Cos., Inc. (The)	246	14,711
Tractor Supply Co.	24	2,124
Ulta Beauty, Inc.*	12	3,085
		116,011
Textiles, Apparel & Luxury Goods - 0.9%
Capri Holdings Ltd.*	31	800
Hanesbrands, Inc.	73	967
NIKE, Inc., Class B	252	22,524
PVH Corp.	15	1,112
Ralph Lauren Corp.	10	1,055
Tapestry, Inc.	56	1,313
Under Armour, Inc., Class A*	38	539
Under Armour, Inc., Class C*	39	487
VF Corp.	66	4,752
		33,549
Tobacco - 1.1%
Altria Group, Inc.	379	15,300
Philip Morris International, Inc.	315	25,789
		41,089

Trading Companies & Distributors - 0.2%
Fastenal Co.	116	3,970
United Rentals, Inc.*	15	1,987
WW Grainger, Inc.	9	2,498
		8,455
Water Utilities - 0.1%
American Water Works Co., Inc.	37	4,575

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	64	5,770

TOTAL COMMON STOCKS (Cost $3,865,363)		3,746,737

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 1.49% (Cost $2,370)	2,370	2,370

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(d) - 0.2%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $6,074 (Cost $6,074)	6,074	6,074

Total Investments - 99.9% (Cost $3,873,807)		3,755,181
Other Assets Less Liabilities - 0.1%		4,758
Net Assets - 100.0%		3,759,939

S&P 500® Ex-Technology ETF Schedule of Portfolio Investments February 29, 2020 (Unaudited)

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $2,276, collateralized in the form of cash with a value of $2,370 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $2,370.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P MidCap 400® Dividend Aristocrats ETF Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Banks - 11.3%
Bank OZK	535,861	13,605,511
Commerce Bancshares, Inc.	217,604	13,282,548
Cullen/Frost Bankers, Inc.	158,338	12,412,116
Prosperity Bancshares, Inc.	218,185	14,094,751
UMB Financial Corp.	227,365	13,221,275
United Bankshares, Inc.	405,082	11,698,768
		78,314,969
Capital Markets - 5.8%
Eaton Vance Corp.	316,975	13,078,388
FactSet Research Systems, Inc.	53,536	14,240,041
SEI Investments Co.	232,396	12,714,385
		40,032,814
Chemicals - 1.9%
RPM International, Inc.	202,737	12,997,469

Commercial Services & Supplies - 4.1%
Healthcare Services Group, Inc.	561,042	15,451,097
MSA Safety, Inc.	108,438	13,193,651
		28,644,748
Containers & Packaging - 5.6%
AptarGroup, Inc.	126,427	12,777,977
Silgan Holdings, Inc.	473,935	13,568,759
Sonoco Products Co.	251,930	12,145,545
		38,492,281
Electrical Equipment - 4.0%
nVent Electric plc	577,677	13,870,025
Regal Beloit Corp.	177,894	13,811,690
		27,681,715
Equity Real Estate Investment Trusts (REITs) - 3.9%
National Retail Properties, Inc.	262,003	13,322,852
Omega Healthcare Investors, Inc.	342,018	13,543,913
		26,866,765
Food & Staples Retailing - 2.1%
Casey's General Stores, Inc.	89,404	14,574,640

Food Products - 6.0%
Flowers Foods, Inc.	683,559	14,717,025
Lancaster Colony Corp.	90,758	13,109,993
Tootsie Roll Industries, Inc.(a)	429,406	13,775,349
		41,602,367
Gas Utilities - 9.1%
National Fuel Gas Co.	341,859	12,515,458
New Jersey Resources Corp.	342,804	12,104,409
ONE Gas, Inc.	155,165	12,745,253
Spire, Inc.	175,053	13,137,728
UGI Corp.	339,736	12,244,086
		62,746,934
Health Care Equipment & Supplies - 2.1%
West Pharmaceutical Services, Inc.	95,061	14,312,384

Hotels, Restaurants & Leisure - 1.9%
Cracker Barrel Old Country Store, Inc.	93,845	13,450,804

Industrial Conglomerates - 2.0%
Carlisle Cos., Inc.	94,591	13,743,127

Insurance - 9.6%
Brown & Brown, Inc.	353,957	15,223,690
Mercury General Corp.	304,707	13,196,860
Old Republic International Corp.	633,267	12,488,025
RenaissanceRe Holdings Ltd.	77,887	13,271,945
RLI Corp.	154,691	12,434,063
		66,614,583
Leisure Products - 1.9%
Polaris, Inc.	161,228	13,306,147

Machinery - 9.4%
Donaldson Co., Inc.	277,313	12,501,270
Graco, Inc.	284,841	14,048,358
Lincoln Electric Holdings, Inc.	159,135	13,031,565
Nordson Corp.	86,597	12,582,544
Toro Co. (The)	180,519	12,894,473
		65,058,210
Media - 3.6%
John Wiley & Sons, Inc., Class A	314,618	11,700,644
Meredith Corp.	496,841	13,091,760
		24,792,404
Metals & Mining - 1.8%
Royal Gold, Inc.	128,902	12,435,176

Multi-Utilities - 3.9%
Black Hills Corp.	179,527	12,961,849
MDU Resources Group, Inc.	496,841	13,777,401
		26,739,250
Personal Products - 1.4%
Nu Skin Enterprises, Inc., Class A	406,641	9,970,837

Road & Rail - 1.6%
Ryder System, Inc.	286,106	10,883,472

Specialty Retail - 1.4%
Aaron's, Inc.	240,821	9,471,490

Trading Companies & Distributors - 1.8%
MSC Industrial Direct Co., Inc., Class A	205,951	12,731,891

Water Utilities - 1.8%
Essential Utilities, Inc.	285,496	12,279,183

Wireless Telecommunication Services - 1.7%
Telephone & Data Systems, Inc.	598,944	12,062,732

TOTAL COMMON STOCKS (Cost $720,670,616)		689,806,392

SECURITIES LENDING REINVESTMENTS(b) - 1.0%

INVESTMENT COMPANIES - 1.0%
BlackRock Liquidity FedFund, Institutional Class
1.49% (Cost $7,097,236)	7,097,236	7,097,236

S&P MidCap 400® Dividend Aristocrats ETF Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(c) - 0.3%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $2,106,759 (Cost $2,106,481)	2,106,481	2,106,481

Total Investments - 101.0% (Cost $729,874,333)		699,010,109
Liabilities in excess of other assets - (1.0%)		(6,719,250)
Net Assets - 100.0%		692,290,859

(a)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $6,551,923, collateralized in the form of cash with a value of $7,097,236 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(b)	The security was purchased with cash collateral held from securities on loan at February 29, 2020. The total value of securities purchased was $7,097,236.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P Technology Dividend Aristocrats ETF Schedule of Portfolio Investments

February 29, 2020 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Communications Equipment - 5.2%
Cisco Systems, Inc.	14,202	567,086
Motorola Solutions, Inc.	3,920	649,466
		1,216,552
Electronic Equipment, Instruments & Components - 15.0%
Amphenol Corp., Class A	6,534	599,037
Badger Meter, Inc.	11,055	665,622
Corning, Inc.	23,500	560,710
FLIR Systems, Inc.	12,834	545,060
Littelfuse, Inc.	3,632	579,958
TE Connectivity Ltd.	7,042	583,570
		3,533,957
Entertainment - 2.8%
Activision Blizzard, Inc.	11,551	671,460

Internet & Direct Marketing Retail - 5.9%
Expedia Group, Inc.	6,333	624,561
PetMed Express, Inc.(a)	28,726	758,367
		1,382,928
IT Services - 26.0%
Accenture plc, Class A	3,327	600,823
Automatic Data Processing, Inc.	3,907	604,569
Booz Allen Hamilton Holding Corp.	8,962	638,991
Broadridge Financial Solutions, Inc.	5,258	548,725
Cass Information Systems, Inc.	12,021	564,386
International Business Machines Corp.	4,843	630,316
Jack Henry & Associates, Inc.	4,656	706,501
Mastercard, Inc., Class A	2,149	623,747
Paychex, Inc.	7,777	602,562
Visa, Inc., Class A	3,351	609,078
		6,129,698
Semiconductors & Semiconductor Equipment - 28.5%
Analog Devices, Inc.	5,786	630,963
Broadcom, Inc.	2,227	607,125
KLA Corp.	3,868	594,550
Maxim Integrated Products, Inc.	11,149	620,107
Microchip Technology, Inc.	6,373	578,095
MKS Instruments, Inc.	5,925	593,626
NVIDIA Corp.	2,787	752,685
Power Integrations, Inc.	6,784	590,547
QUALCOMM, Inc.	7,495	586,858
Texas Instruments, Inc.	5,226	596,496
Xilinx, Inc.	6,879	574,328
		6,725,380
Software - 8.3%
Intuit, Inc.	2,399	637,774
Microsoft Corp.	4,205	681,252
Oracle Corp.	12,733	629,774
		1,948,800
Technology Hardware, Storage & Peripherals - 7.9%
Apple, Inc.	2,193	599,478
Hewlett Packard Enterprise Co.	46,357	592,906
HP, Inc.	31,773	660,561
		1,852,945
TOTAL COMMON STOCKS (Cost $25,440,444)		23,461,720

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(b) - 0.3%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $59,494
(Cost $59,485)	59,485	59,485

Total Investments - 99.9% (Cost $25,499,929)		23,521,205
Other Assets Less Liabilities - 0.1%		33,884
Net Assets - 100.0%		23,555,089

(a)	The security or a portion of this security is on loan at February 29, 2020. The total value of securities on loan at February 29, 2020 was $682,519, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from March 26, 2020 – May 15, 2048; a total value of $703,706.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Short Term USD Emerging Markets Bond ETF Schedule of Portfolio Investments February 29, 2020 (Unaudited)

Investments	Principal Amount ($)	Value ($)

FOREIGN GOVERNMENT SECURITIES - 74.0%

Abu Dhabi Government Bond
2.50%, 10/11/2022(a)	200,000	203,428
Arab Republic of Egypt
6.13%, 1/31/2022(a)	200,000	206,601
Argentina Government International Bond
6.88%, 4/22/2021	150,000	74,625
4.63%, 1/11/2023	100,000	43,001
Brazilian Government International Bond
2.63%, 1/5/2023	200,000	202,702
Colombia Government International Bond
2.63%, 3/15/2023	200,000	202,832
Croatia Government International Bond
5.50%, 4/4/2023(a)	200,000	219,983
Export-Import Bank of China (The)
2.63%, 3/14/2022(a)	340,000	346,760
Export-Import Bank of India
4.00%, 1/14/2023(a)	200,000	210,245
Hungary Government International Bond
6.38%, 3/29/2021	150,000	157,051
5.38%, 2/21/2023	50,000	54,825
5.38%, 3/25/2024	14,000	15,869
Indonesia Government International Bond
5.88%, 3/13/2020(a)	170,000	170,068
3.38%, 4/15/2023(a)	200,000	206,925
Kingdom of Bahrain
6.13%, 7/5/2022(a)	200,000	213,000
Kingdom of Saudi Arabia
2.38%, 10/26/2021(a)	200,000	201,188
Lithuania Government International Bond
6.13%, 3/9/2021(a)	150,000	156,600
Mexico Government International Bond
3.63%, 3/15/2022	82,000	84,994
4.00%, 10/2/2023	70,000	74,840
Oman Government Bond
3.63%, 6/15/2021(a)	200,000	200,050
Perusahaan Penerbit SBSN Indonesia III
3.40%, 3/29/2022(a)	200,000	204,682
Poland Government International Bond
5.00%, 3/23/2022	135,000	144,045
4.00%, 1/22/2024	100,000	108,827
Qatar Government International Bond
3.88%, 4/23/2023(a)	200,000	211,727
Republic of Ecuador
10.75%, 3/28/2022(a)	200,000	165,502
Republic of Lebanon
8.25%, 4/12/2021(a)	100,000	27,408
6.25%, 5/27/2022	150,000	40,299
Romania Government International Bond
4.38%, 8/22/2023(a)	80,000	85,600
Russian Foreign Bond
4.88%, 9/16/2023(a)	200,000	218,682
South Africa Government International Bond
5.88%, 5/30/2022	100,000	106,745
4.67%, 1/17/2024	100,000	104,625
Sri Lanka Government International Bond
5.88%, 7/25/2022(a)	200,000	201,305
Turkey Government International Bond
5.13%, 3/25/2022	200,000	201,100
7.25%, 12/23/2023	200,000	211,906
Ukraine Government International Bond
7.75%, 9/1/2021(a)	100,000	105,202
7.75%, 9/1/2023(a)	100,000	108,250
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $5,695,398)		5,491,492

CORPORATE BONDS - 24.0%

Banks - 13.1%
Banco del Estado de Chile
3.88%, 2/8/2022(a)	150,000	154,138
Banco do Brasil SA
3.88%, 10/10/2022	200,000	204,000
China Development Bank
2.13%, 6/1/2021(a)	200,000	201,190
QNB Finance Ltd.
2.13%, 9/7/2021(a)	200,000	199,582
Sberbank of Russia
6.13%, 2/7/2022(a)	200,000	212,728
		971,638
Diversified Financial Services - 1.4%
Gazprom PJSC
6.51%, 3/7/2022(a)	100,000	107,736

Oil, Gas & Consumable Fuels - 9.5%
Ecopetrol SA
5.88%, 9/18/2023	25,000	27,656
Petrobras Global Finance BV
6.13%, 1/17/2022	80,000	85,080
Petroleos Mexicanos
4.88%, 1/24/2022	140,000	144,200
5.38%, 3/13/2022	15,000	15,578
3.50%, 1/30/2023	220,000	219,597
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 9/29/2021(a)	214,000	214,886
		706,997
TOTAL CORPORATE BONDS (Cost $1,757,043)		1,786,371

SHORT-TERM INVESTMENTS - 0.8%

REPURCHASE AGREEMENTS(b) - 0.8%
Repurchase Agreements with various counterparties, rates 1.58% - 1.59%, dated 2/28/2020, due 3/2/2020, total to be received $56,080
(Cost $56,073)	56,073	56,073

Total Investments - 98.8% (Cost $7,508,514)		7,333,936
Other Assets Less Liabilities - 1.2%		86,741
Net Assets - 100.0%		7,420,677

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Short Term USD Emerging Markets Bond ETF Schedule of Portfolio Investments February 29, 2020 (Unaudited)

Short Term USD Emerging Markets Bond ETF invested, as a percentage of net assets, in the following countries as of February 29, 2020:

China	10.3%
Indonesia	7.8%
Mexico	7.3%
Russia	7.3%
Brazil	6.6%
Turkey	5.6%
Qatar	5.5%
Poland	3.4%
Colombia	3.1%
Hungary	3.1%
Croatia	3.0%
Ukraine	2.9%
Bahrain	2.9%
South Africa	2.8%
India	2.8%
Egypt	2.8%
United Arab Emirates	2.7%
Sri Lanka	2.7%
Saudi Arabia	2.7%
Oman	2.7%
Ecuador	2.2%
Lithuania	2.1%
Chile	2.1%
Argentina	1.6%
Romania	1.1%
Lebanon	0.9%
Other (1)	2.0%
100.0%

(1)	Includes any non fixed-income securities and net other assets (liabilities).

ProShares Trust

Notes to Schedules of portfolio investments

February 29, 2020 (UNAUDITED)

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On February 29, 2020, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Bank of America Securities, Inc, 1.59%, dated 02/28/2020 due 03/02/2020 (1)	BNP Paribas Securities Corp, 1.58%, dated 02/28/2020 due 03/02/2020 (2)	Credit Suisse New York Branch 1.58%, dated 02/28/2020 due 03/02/2020 (3)	ING Financial Markets LLC, 1.58%, dated 02/28/2020 due 03/02/2020 (4)	ING Financial Markets LLC, 1.59%, dated 02/28/2020 due 03/02/2020 (5)	Total
Decline of the Retail Store ETF	$1,710,137	$3,809,440	$1,368,110	$684,055	$513,041	$8,084,783
DJ Brookfield Global Infrastructure ETF	133,197	296,704	106,557	53,279	39,959	629,696
Equities for Rising Rates ETF	797	1,775	637	319	239	3,767
Global Listed Private Equity ETF	18,569	41,363	14,855	7,427	5,570	87,784
Hedge Replication ETF	1,002,109	2,232,259	801,686	400,843	300,632	4,737,529
High Yield-Interest Rate Hedged	44,591	99,329	35,673	17,836	13,377	210,806
Inflation Expectations ETF	475,511	1,059,232	380,409	190,204	142,654	2,248,010
Investment Grade — Interest Rate Hedged	1,505,262	3,353,069	1,204,210	602,105	451,579	7,116,225
K-1 Free Crude Oil Strategy ETF	2,895,823	6,450,632	2,316,659	1,158,329	868,747	13,690,190
Large Cap Core Plus	7,248,131	16,145,677	5,798,505	2,899,252	2,174,439	34,266,004
Long Online/Short Stores ETF	62,723	139,721	50,179	25,089	18,817	296,529
Managed Futures Strategy ETF	512,009	1,140,534	409,607	204,804	153,603	2,420,557
Merger ETF	106,786	237,872	85,429	42,714	32,036	504,837
Morningstar Alternatives Solution ETF	2,848	6,345	2,279	1,139	854	13,465
MSCI EAFE Dividend Growers ETF	114,913	255,976	91,930	45,965	34,474	543,258
MSCI Emerging Markets Dividend Growers ETF	16,806	37,437	13,445	6,723	5,042	79,453
MSCI Europe Dividend Growers ETF	4,998	11,133	3,998	1,999	1,500	23,628
Online Retail ETF	11,197	24,943	8,958	4,479	3,359	52,936
PET CARE ETF	16,014	35,672	12,811	6,406	4,804	75,707
RAFITM Long/Short	158,431	352,916	126,745	63,373	47,529	748,994
Russell 2000 Dividend Growers ETF	345,073	768,673	276,059	138,029	103,522	1,631,356
Russell U.S. Dividend Growers ETF	10,502	23,394	8,402.00	4,201	3,151	49,650
S&P 500® Bond ETF	44,388	98,877	35,511	17,755	13,316	209,847
S&P 500® Dividend Aristocrats ETF	1,460,165	3,252,612	1,168,132	584,066	438,050	6,903,025
S&P 500® Ex-Energy ETF	5,798	12,915	4,639	2,319	1,739	27,410
S&P 500® Ex-Financials ETF	846	1,886	676	339	254	4,001
S&P 500® Ex-Health Care ETF	1,198	2,670	959	479	360	5,666
S&P 500® Ex-Technology ETF	1,285	2,862	1,028	514	385	6,074
S&P MidCap 400® Dividend Aristocrats ETF	445,575	992,545	356,459	178,230	133,672	2,106,481
S&P Technology Dividend Aristocrats ETF	12,583	28,029	10,065.00	5,033	3,775	59,485
Short Term USD Emerging Markets Bond ETF	11,861	26,421	9,489	4,744	3,558	56,073

	$18,380,126	$40,942,913	$14,704,101	$7,352,049	$5,514,037	$86,893,226

Each Repurchase Agreement was fully collateralized by US government and/or agency securities at February 29, 2020 as follows:

(1) US Treasury Bonds, 3.63% to 4.25%, due 11/15/2040 to 2/15/2044; US Treasury Notes, 0.13% to 3.13%, due 2/28/2021 to 11/15/2028, which had an aggregate value at the Trust level of $1,020,000,211.

(2) US Treasury Bills, 0%, due 4/7/2020 to 2/25/2021; US Treasury Bonds, 0% to 8.75%, due 5/15/2020 to 8/15/2049; US Treasury Notes, 0.13% to 2.75%, due 2/29/2020 to 1/15/2029, which had an aggregate value at the Trust level of $2,272,115,472.

(3) US Treasury Bonds, 0% to 6.13%, due 8/15/2020 to 2/15/2050; US Treasury Notes, 0.13% to 2.75%, due 3/31/2020 to 1/15/2030, which had an aggregate value at the Trust level of $816,107,440.

(4) US Treasury Bills, 0%, due 4/21/2020 to 1/28/2021;US Treasury Bonds, 3.88% to 4.38%, due 11/15/2039 to 8/15/2040;US Treasury Notes, 0.13% to 2.88%, due 7/31/2021 to 2/15/2030, which had an aggregate value at the Trust level of $408,000,104.

(5) Federal Farm Credit Bank, 1.95%, due 12/26/2023; Federal Home Loan Bank, 0% to 3.38%, due 4/6/2020 to 12/8/2023; Federal Home Loan Mortgage Corp, 2.25%, due 11/24/2020; US Treasury Notes, 0.63% to 2.75%, due 1/31/2021 to 2/15/2027 which had an aggregate value at the Trust level of $306,000,064.